UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21780

MFS SERIES TRUST XII

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: April 30

Date of reporting period: April 30, 2022

ITEM 1.	REPORTS TO STOCKHOLDERS.

Item 1(a):

Annual Report
April 30, 2022
MFS® Lifetime® Funds
MFS® Lifetime ® Income Fund
MFS® Lifetime ® 2020 Fund
MFS® Lifetime ® 2025 Fund
MFS® Lifetime ® 2030 Fund
MFS® Lifetime ® 2035 Fund
MFS® Lifetime ® 2040 Fund
MFS® Lifetime ® 2045 Fund
MFS® Lifetime ® 2050 Fund
MFS® Lifetime ® 2055 Fund
MFS® Lifetime ® 2060 Fund
MFS® Lifetime ® 2065 Fund
LTF-ANN

MFS® Lifetime ® Funds
Contact information	back cover
The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CHAIR AND CEO
Dear Shareholders:
Global markets have recently been buffeted by a series of crosscurrents, including rising inflation, tighter financial conditions, the continued spread of the coronavirus (particularly in Asia), and the evolving geopolitical landscape in the wake of Russia’s invasion of Ukraine. Consequently, at a time when global growth faces multiple headwinds, central banks have been presented with the challenge of reining in rising prices without tipping economies into recession. The US Federal Reserve has hiked rates at consecutive meetings for the first time since 2006 and raised rates by more than 0.25% for the first time since 2000. Additional half-point hikes are expected at the Fed’s next two meetings as it seeks to adopt a neutral monetary policy stance before the end of the year. Richly valued growth equities have been hit particularly hard by higher interest rates, and volatility in credit markets has picked up too.
There are, however, encouraging signs for the markets. The number of coronavirus cases outside of Asia remains well below prior peaks, and fewer are seriously ill. Meanwhile, unemployment is low and there are signs that some global supply chain bottlenecks are beginning to ease, though lockdowns in China and disruptions stemming from Russia’s invasion of Ukraine could hamper these advances. Additionally, easier Chinese monetary and regulatory policies and the record pace of corporate stock buybacks are supportive elements, albeit in an otherwise turbulent investment environment.
It is important to have a deep understanding of company fundamentals during times of market transition, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating increasingly complex global capital markets. Our investment team, guided by a commitment to long-term fundamental investing, seeks to uncover what we believe are the best, most durable investment ideas in markets around the world. The result — combining collective expertise, long-term discipline, and thoughtful risk management — is what we consider to be a unique global investment platform that enables us to create value for investors.
Respectfully,
Michael W. Roberge
Chair and Chief Executive Officer
MFS Investment Management
June 15, 2022
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

Portfolio Composition
MFS Lifetime Income Fund
Portfolio target allocation
Portfolio actual allocation

Portfolio holdings
MFS Limited Maturity Fund	20.4%
MFS Total Return Bond Fund	20.1%
MFS Inflation-Adjusted Bond Fund	10.1%
MFS Government Securities Fund	10.1%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	2.9%
MFS Blended Research International Equity Fund	2.4%
MFS Commodity Strategy Fund	2.0%
MFS High Income Fund	2.0%
MFS Global Real Estate Fund	2.0%
MFS Blended Research Value Equity Fund	1.9%
MFS Value Fund	1.9%
MFS Blended Research Core Equity Fund	1.9%
MFS Research Fund	1.9%
MFS Blended Research Growth Equity Fund	1.9%
MFS Growth Fund	1.9%
MFS Research International Fund	1.5%
MFS Mid Cap Value Fund	1.5%
MFS Mid Cap Growth Fund	1.4%
MFS Emerging Markets Debt Fund	1.0%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS International Growth Fund	0.5%
MFS International Intrinsic Value Fund	0.5%
MFS New Discovery Value Fund	0.5%
MFS New Discovery Fund	0.5%
Cash & Cash Equivalents	0.2%
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds' subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds' Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of April 30, 2022.
The portfolio is actively managed and current holdings may be different.

Portfolio Composition - continued
MFS Lifetime 2020 Fund
Portfolio target allocation
Portfolio actual allocation

Portfolio holdings
MFS Limited Maturity Fund	20.3%
MFS Total Return Bond Fund	20.0%
MFS Inflation-Adjusted Bond Fund	10.1%
MFS Government Securities Fund	10.0%
MFS Global Opportunistic Bond Fund	7.1%
MFS Blended Research Mid Cap Equity Fund	2.9%
MFS Blended Research International Equity Fund	2.4%
MFS Commodity Strategy Fund	2.0%
MFS High Income Fund	2.0%
MFS Blended Research Value Equity Fund	2.0%
MFS Value Fund	2.0%
MFS Global Real Estate Fund	2.0%
MFS Blended Research Core Equity Fund	2.0%
MFS Research Fund	1.9%
MFS Blended Research Growth Equity Fund	1.9%
MFS Growth Fund	1.9%
MFS Research International Fund	1.5%
MFS Mid Cap Value Fund	1.5%
MFS Mid Cap Growth Fund	1.4%
MFS Emerging Markets Debt Fund	1.0%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS International Growth Fund	0.5%
MFS International Intrinsic Value Fund	0.5%
MFS New Discovery Value Fund	0.5%
MFS New Discovery Fund	0.5%
Cash & Cash Equivalents	0.1%
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds' subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds' Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of April 30, 2022.
The portfolio is actively managed and current holdings may be different.

Portfolio Composition - continued
MFS Lifetime 2025 Fund
Portfolio target allocation
Portfolio actual allocation

Portfolio holdings
MFS Total Return Bond Fund	16.7%
MFS Limited Maturity Fund	13.4%
MFS Inflation-Adjusted Bond Fund	10.2%
MFS Government Securities Fund	10.1%
MFS Global Opportunistic Bond Fund	7.1%
MFS Blended Research Mid Cap Equity Fund	3.6%
MFS Blended Research International Equity Fund	3.5%
MFS High Income Fund	3.4%
MFS Blended Research Value Equity Fund	2.6%
MFS Value Fund	2.6%
MFS Blended Research Core Equity Fund	2.6%
MFS Research Fund	2.6%
MFS Blended Research Growth Equity Fund	2.5%
MFS Growth Fund	2.5%
MFS Commodity Strategy Fund	2.0%
MFS Global Real Estate Fund	2.0%
MFS Research International Fund	1.8%
MFS Mid Cap Value Fund	1.8%
MFS Mid Cap Growth Fund	1.8%
MFS Emerging Markets Debt Fund	1.7%
MFS Emerging Markets Debt Local Currency Fund	1.7%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS International Intrinsic Value Fund	0.8%
MFS International Growth Fund	0.8%
MFS New Discovery Value Fund	0.5%
MFS New Discovery Fund	0.5%
Cash & Cash Equivalents	0.2%
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds' subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds' Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of April 30, 2022.
The portfolio is actively managed and current holdings may be different.

Portfolio Composition - continued
MFS Lifetime 2030 Fund
Portfolio target allocation
Portfolio actual allocation

Portfolio holdings
MFS Total Return Bond Fund	11.0%
MFS Government Securities Fund	10.2%
MFS Inflation-Adjusted Bond Fund	8.2%
MFS Blended Research Mid Cap Equity Fund	6.0%
MFS Global Opportunistic Bond Fund	5.7%
MFS Blended Research International Equity Fund	5.4%
MFS High Income Fund	4.1%
MFS Blended Research Value Equity Fund	3.6%
MFS Value Fund	3.6%
MFS Blended Research Core Equity Fund	3.6%
MFS Research Fund	3.6%
MFS Blended Research Growth Equity Fund	3.5%
MFS Growth Fund	3.5%
MFS Limited Maturity Fund	3.2%
MFS Mid Cap Value Fund	3.0%
MFS Mid Cap Growth Fund	2.9%
MFS Commodity Strategy Fund	2.8%
MFS Emerging Markets Debt Fund	2.7%
MFS Global Real Estate Fund	2.7%
MFS Research International Fund	2.7%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS International Intrinsic Value Fund	1.3%
MFS International Growth Fund	1.3%
MFS Blended Research Small Cap Equity Fund	1.3%
MFS International New Discovery Fund	0.7%
MFS New Discovery Value Fund	0.7%
MFS New Discovery Fund	0.6%
Cash & Cash Equivalents	0.1%
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds' subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds' Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of April 30, 2022.
The portfolio is actively managed and current holdings may be different.

Portfolio Composition - continued
MFS Lifetime 2035 Fund
Portfolio target allocation
Portfolio actual allocation

Portfolio holdings
MFS Blended Research Mid Cap Equity Fund	8.3%
MFS Blended Research International Equity Fund	7.7%
MFS Inflation-Adjusted Bond Fund	5.8%
MFS Total Return Bond Fund	4.9%
MFS Blended Research Value Equity Fund	4.7%
MFS Value Fund	4.6%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS Blended Research Growth Equity Fund	4.5%
MFS Growth Fund	4.5%
MFS Mid Cap Value Fund	4.2%
MFS Commodity Strategy Fund	4.1%
MFS High Income Fund	4.1%
MFS Mid Cap Growth Fund	4.1%
MFS Global Real Estate Fund	3.7%
MFS Global Opportunistic Bond Fund	3.7%
MFS Research International Fund	3.3%
MFS Government Securities Fund	3.1%
MFS Emerging Markets Debt Fund	3.0%
MFS International Growth Fund	2.2%
MFS International Intrinsic Value Fund	2.2%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Blended Research Small Cap Equity Fund	1.8%
MFS International New Discovery Fund	1.7%
MFS New Discovery Value Fund	0.9%
MFS New Discovery Fund	0.9%
MFS Blended Research Emerging Markets Equity Fund	0.4%
MFS Emerging Markets Equity Fund	0.3%
Cash & Cash Equivalents	0.1%
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds' subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds' Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of April 30, 2022.
The portfolio is actively managed and current holdings may be different.

Portfolio Composition - continued
MFS Lifetime 2040 Fund
Portfolio target allocation
Portfolio actual allocation

Portfolio holdings
MFS Blended Research International Equity Fund	9.4%
MFS Blended Research Mid Cap Equity Fund	9.3%
MFS Blended Research Value Equity Fund	5.2%
MFS Value Fund	5.2%
MFS Blended Research Growth Equity Fund	5.0%
MFS Growth Fund	5.0%
MFS Blended Research Core Equity Fund	5.0%
MFS Research Fund	4.9%
MFS Commodity Strategy Fund	4.8%
MFS Mid Cap Value Fund	4.7%
MFS Mid Cap Growth Fund	4.5%
MFS Global Real Estate Fund	4.3%
MFS Inflation-Adjusted Bond Fund	4.2%
MFS Research International Fund	3.6%
MFS International Growth Fund	2.9%
MFS Total Return Bond Fund	2.8%
MFS International Intrinsic Value Fund	2.8%
MFS International New Discovery Fund	2.7%
MFS High Income Fund	2.6%
MFS Blended Research Small Cap Equity Fund	2.1%
MFS Global Opportunistic Bond Fund	2.0%
MFS Emerging Markets Debt Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	1.3%
MFS New Discovery Value Fund	1.1%
MFS New Discovery Fund	1.1%
MFS Blended Research Emerging Markets Equity Fund	0.7%
MFS Emerging Markets Equity Fund	0.7%
Cash & Cash Equivalents	0.1%
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds' subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds' Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of April 30, 2022.
The portfolio is actively managed and current holdings may be different.

Portfolio Composition - continued
MFS Lifetime 2045 Fund
Portfolio target allocation
Portfolio actual allocation

Portfolio holdings
MFS Blended Research International Equity Fund	10.6%
MFS Blended Research Mid Cap Equity Fund	9.8%
MFS Commodity Strategy Fund	5.6%
MFS Blended Research Value Equity Fund	5.4%
MFS Value Fund	5.4%
MFS Blended Research Growth Equity Fund	5.2%
MFS Growth Fund	5.2%
MFS Blended Research Core Equity Fund	4.9%
MFS Research Fund	4.9%
MFS Mid Cap Value Fund	4.9%
MFS Global Real Estate Fund	4.9%
MFS Mid Cap Growth Fund	4.8%
MFS Research International Fund	3.9%
MFS International New Discovery Fund	3.7%
MFS International Growth Fund	3.4%
MFS International Intrinsic Value Fund	3.3%
MFS Inflation-Adjusted Bond Fund	2.9%
MFS Total Return Bond Fund	2.6%
MFS Blended Research Small Cap Equity Fund	2.4%
MFS New Discovery Value Fund	1.2%
MFS New Discovery Fund	1.2%
MFS Blended Research Emerging Markets Equity Fund	0.9%
MFS Emerging Markets Equity Fund	0.9%
MFS High Income Fund	0.6%
MFS Global Opportunistic Bond Fund	0.5%
MFS Emerging Markets Debt Fund	0.5%
MFS Emerging Markets Debt Local Currency Fund	0.3%
Cash & Cash Equivalents	0.1%
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds' subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds' Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of April 30, 2022.
The portfolio is actively managed and current holdings may be different.

Portfolio Composition - continued
MFS Lifetime 2050 Fund
Portfolio target allocation
Portfolio actual allocation

Portfolio holdings
MFS Blended Research International Equity Fund	11.0%
MFS Blended Research Mid Cap Equity Fund	9.9%
MFS Commodity Strategy Fund	5.7%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Blended Research Growth Equity Fund	5.3%
MFS Growth Fund	5.3%
MFS Global Real Estate Fund	5.1%
MFS Mid Cap Value Fund	5.0%
MFS Blended Research Core Equity Fund	4.9%
MFS Research Fund	4.9%
MFS Mid Cap Growth Fund	4.9%
MFS International New Discovery Fund	4.0%
MFS Research International Fund	4.0%
MFS International Growth Fund	3.5%
MFS International Intrinsic Value Fund	3.5%
MFS Inflation-Adjusted Bond Fund	2.6%
MFS Total Return Bond Fund	2.5%
MFS Blended Research Small Cap Equity Fund	2.4%
MFS New Discovery Value Fund	1.2%
MFS New Discovery Fund	1.2%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%
Cash & Cash Equivalents	0.1%
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds' subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds' Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of April 30, 2022.
The portfolio is actively managed and current holdings may be different.

Portfolio Composition - continued
MFS Lifetime 2055 Fund
Portfolio target allocation
Portfolio actual allocation

Portfolio holdings
MFS Blended Research International Equity Fund	10.9%
MFS Blended Research Mid Cap Equity Fund	9.9%
MFS Commodity Strategy Fund	5.8%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.4%
MFS Blended Research Growth Equity Fund	5.4%
MFS Growth Fund	5.4%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Blended Research Core Equity Fund	4.9%
MFS Research Fund	4.9%
MFS Mid Cap Growth Fund	4.9%
MFS International New Discovery Fund	4.0%
MFS Research International Fund	4.0%
MFS International Growth Fund	3.5%
MFS International Intrinsic Value Fund	3.5%
MFS Inflation-Adjusted Bond Fund	2.6%
MFS Total Return Bond Fund	2.5%
MFS Blended Research Small Cap Equity Fund	2.4%
MFS New Discovery Value Fund	1.2%
MFS New Discovery Fund	1.2%
MFS Blended Research Emerging Markets Equity Fund	1.0%
MFS Emerging Markets Equity Fund	1.0%
Cash & Cash Equivalents	0.1%
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds' subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds' Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of April 30, 2022.
The portfolio is actively managed and current holdings may be different.

Portfolio Composition - continued
MFS Lifetime 2060 Fund
Portfolio target allocation
Portfolio actual allocation

Portfolio holdings
MFS Blended Research International Equity Fund	11.1%
MFS Blended Research Mid Cap Equity Fund	9.9%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Growth Fund	5.4%
MFS Blended Research Growth Equity Fund	5.4%
MFS Commodity Strategy Fund	5.3%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Blended Research Core Equity Fund	5.0%
MFS Research Fund	5.0%
MFS Mid Cap Growth Fund	4.9%
MFS International New Discovery Fund	4.0%
MFS Research International Fund	4.0%
MFS International Growth Fund	3.5%
MFS International Intrinsic Value Fund	3.5%
MFS Inflation-Adjusted Bond Fund	2.6%
MFS Total Return Bond Fund	2.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS New Discovery Value Fund	1.2%
MFS New Discovery Fund	1.2%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%
Cash & Cash Equivalents (o)	(0.0)%
(o)	Less than 0.1%.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds' subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds' Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of April 30, 2022.
The portfolio is actively managed and current holdings may be different.

Portfolio Composition - continued
MFS Lifetime 2065 Fund
Portfolio target allocation
Portfolio actual allocation

Portfolio holdings
MFS Blended Research International Equity Fund	11.2%
MFS Blended Research Mid Cap Equity Fund	10.2%
MFS Blended Research Value Equity Fund	5.7%
MFS Value Fund	5.6%
MFS Growth Fund	5.6%
MFS Blended Research Growth Equity Fund	5.6%
MFS Commodity Strategy Fund	5.2%
MFS Global Real Estate Fund	5.1%
MFS Mid Cap Value Fund	5.1%
MFS Blended Research Core Equity Fund	5.1%
MFS Research Fund	5.1%
MFS Mid Cap Growth Fund	5.1%
MFS International New Discovery Fund	4.1%
MFS Research International Fund	4.1%
MFS International Growth Fund	3.6%
MFS International Intrinsic Value Fund	3.6%
MFS Inflation-Adjusted Bond Fund	2.6%
MFS Blended Research Small Cap Equity Fund	2.6%
MFS Total Return Bond Fund	2.5%
MFS New Discovery Value Fund	1.3%
MFS New Discovery Fund	1.3%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%
Cash & Cash Equivalents	(2.3)%
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds' subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds' Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of April 30, 2022.
The portfolio is actively managed and current holdings may be different.

Management Review
MFS Lifetime Funds
Market Environment
Late in the period, just as the Omicron wave of the pandemic appeared to be receding in much of the world, markets experienced a geopolitical shock as Russia launched a full-scale invasion of neighboring Ukraine. Given Europe's heavy reliance on imported oil and gas from Russia, European markets were among the hardest hit. Global energy prices spiked in the wake of the invasion, adding to already multi-decade high levels of inflation, and non-energy commodities rose sharply as well. Both the equity and fixed income markets experienced significant upticks in volatility.
The ripple effects from the Russian invasion further complicated the mission central banks must undertake to rein in surging inflation. Energy shocks have historically resulted in global growth slowdowns, if not pullbacks, so policymakers will find themselves in the difficult position of trying to restrain inflation without tipping economies into recession. Despite the challenging macroeconomic and geopolitical environment, policymakers remain focused on corralling inflation, though investors expect varying degrees of action from the central banks. The US Federal Reserve expected to be the most hawkish developed market central bank and the European Central Bank less so, given the growth-deleting effects on Europe's economy stemming from the invasion.
Against an environment of rising labor and raw materials prices, higher interest rates and waning fiscal and monetary stimulus, investor anxiety increased over the potential that corporate profit margins may be past peak for this cycle. That said, tentative signs that some supply chain bottlenecks may be easing, low levels of unemployment across developed markets and loosening of coronavirus restrictions (outside of China) are supportive factors for the macroeconomic backdrop.
MFS Lifetime Income Fund
Summary of Results
For the twelve months ended April 30, 2022, Class A shares of the MFS Lifetime Income Fund (fund) provided a total return of -4.52%, at net asset value. This compares with a return of –8.51% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund’s other benchmark, the MFS Lifetime Income Fund Blended Index (Blended Index), generated a return of -5.56%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.
Factors Affecting Performance
During the reporting period, the fund’s broad diversification across the fixed income segment was a notable contributor to relative performance. Here, the fund’s exposure to the MFS Limited Maturity Fund in a rising rate environment and the MFS Inflation-Adjusted Bond Fund in a rising inflationary environment strengthened relative results.
On an absolute basis, the fund’s allocation to the MFS Commodity Strategy Fund helped performance as this strategy performed well during the rising inflationary environment and outperformed both the fixed income and equity segments, which came under pressure over the reporting period. On a relative basis, the MFS Commodity Strategy Fund further supported returns as it outperformed the broader commodity market segment.
Within the US stock funds segment, the fund’s investments in small-cap and mid-cap funds, particularly within growth-orientated strategies, detracted from relative performance as smaller cap stocks generally underperformed larger cap stocks and as growth stocks generally underperformed value stocks.
MFS Lifetime 2020 Fund
Summary of Results
For the twelve months ended April 30, 2022, Class A shares of the MFS Lifetime 2020 Fund (fund) provided a total return of -4.47%, at net asset value. This compares with a return of 0.21% for the fund’s benchmark, the Standard & Poor’s 500 Stock Index. The fund’s other benchmark, the MFS Lifetime 2020 Fund Blended Index (Blended Index), generated a return of -5.56%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.
Factors Affecting Performance
During the reporting period, the fund’s broad diversification across the fixed income segment was a notable contributor to relative performance. Here, the fund’s exposure to the MFS Limited Maturity Fund in a rising rate environment and the MFS Inflation-Adjusted Bond Fund in a rising inflationary environment strengthened relative results.

Management Review - continued
On an absolute basis, the fund’s allocation to the MFS Commodity Strategy Fund helped performance as this strategy performed well during the rising inflationary environment and outperformed both the fixed income and equity segments, which came under pressure over the reporting period. On a relative basis, the MFS Commodity Strategy Fund further supported returns as it outperformed the broader commodity market segment.
Within the US stock funds segment, the fund’s investments in small-cap and mid-cap funds, particularly within growth-orientated strategies, detracted from relative performance as smaller cap stocks generally underperformed larger cap stocks and as growth stocks generally underperformed value stocks.
MFS Lifetime 2025 Fund
Summary of Results
For the twelve months ended April 30, 2022, Class A shares of the MFS Lifetime 2025 Fund (fund) provided a total return of -4.47%, at net asset value. This compares with a return of 0.21% for the fund’s benchmark, the Standard & Poor’s 500 Stock Index. The fund’s other benchmark, the MFS Lifetime 2025 Fund Blended Index (Blended Index), generated a return of -4.94%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.
Factors Affecting Performance
Within the US stock funds segment, the fund’s investments in small-cap and mid-cap funds, particularly within growth-orientated strategies, detracted from relative performance as smaller cap stocks generally underperformed larger cap stocks and as growth stocks generally underperformed value stocks.
The fund's allocation to international stock funds did not have a material impact on relative performance over the reporting period.
The fund’s broad diversification across the fixed income segment was a notable contributor to relative performance. Here, the fund’s exposure to the MFS Limited Maturity Fund in a rising rate environment and the MFS Inflation-Adjusted Bond Fund in a rising inflationary environment strengthened relative results.
On an absolute basis, the fund’s allocation to the MFS Commodity Strategy Fund helped performance as this strategy performed well during the rising inflationary environment and outperformed both the fixed income and equity segments, which came under pressure over the reporting period. On a relative basis, the MFS Commodity Strategy Fund further supported returns as it outperformed the broader commodity market segment.
MFS Lifetime 2030 Fund
Summary of Results
For the twelve months ended April 30, 2022, Class A shares of the MFS Lifetime 2030 Fund (fund) provided a total return of -4.25%, at net asset value. This compares with a return of 0.21% for the fund’s benchmark, the Standard & Poor’s 500 Stock Index. The fund’s other benchmark, the MFS Lifetime 2030 Fund Blended Index (Blended Index), generated a return of -3.41%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.
Factors Affecting Performance
Within the US stock funds segment, the fund’s investments in small-cap and mid-cap funds, particularly within growth-orientated strategies, detracted from relative performance as smaller cap stocks generally underperformed larger cap stocks and as growth stocks generally underperformed value stocks.
The fund's allocation to international stock funds did not have a material impact on relative performance over the reporting period.
The fund’s broad diversification across the fixed income segment was a notable contributor to relative performance. Here, the fund’s exposure to the MFS Limited Maturity Fund in a rising rate environment and the MFS Inflation-Adjusted Bond Fund in a rising inflationary environment strengthened relative results.
On an absolute basis, the fund’s allocation to the MFS Commodity Strategy Fund helped performance as this strategy performed well during the rising inflationary environment and outperformed both the fixed income and equity segments, which came under pressure over the reporting period. On a relative basis, the MFS Commodity Strategy Fund further supported returns as it outperformed the broader commodity market segment.

Management Review - continued
MFS Lifetime 2035 Fund
Summary of Results
For the twelve months ended April 30, 2022, Class A shares of the MFS Lifetime 2035 Fund (fund) provided a total return of -3.84%, at net asset value. This compares with a return of 0.21% for the fund’s benchmark, the Standard & Poor’s 500 Stock Index. The fund’s other benchmark, the MFS Lifetime 2035 Fund Blended Index (Blended Index), generated a return of -1.83%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.
Factors Affecting Performance
Within the US stock funds segment, the fund’s investments in small-cap and mid-cap funds, particularly within growth-orientated strategies, detracted from relative performance as smaller cap stocks generally underperformed larger cap stocks and as growth stocks generally underperformed value stocks.
The fund's allocation to international stock funds also weakened relative results over the reporting period. Here, both the MFS International New Discovery Fund and MFS International Intrinsic Value Fund detracted from relative returns and outweighed the stronger relative performance of the MFS Blended Research International Equity Fund.
Conversely, the fund's broad diversification across the fixed income segment was a notable contributor to relative performance. Here, the fund’s exposure to the MFS Inflation-Adjusted Bond Fund in a rising inflationary environment strengthened relative results.
On an absolute basis, the fund’s allocation to the MFS Commodity Strategy Fund helped performance as this strategy performed well during the rising inflationary environment and outperformed both the fixed income and equity segments, which came under pressure over the reporting period. On a relative basis, the MFS Commodity Strategy Fund further supported returns as it outperformed the broader commodity market segment.
MFS Lifetime 2040 Fund
Summary of Results
For the twelve months ended April 30, 2022, Class A shares of the MFS Lifetime 2040 Fund (fund) provided a total return of -3.60%, at net asset value. This compares with a return of 0.21% for the fund’s benchmark, the Standard & Poor’s 500 Stock Index. The fund’s other benchmark, the MFS Lifetime 2040 Fund Blended Index (Blended Index), generated a return of -1.15%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.
Factors Affecting Performance
Within the US stock funds segment, the fund’s investments in small-cap and mid-cap funds, particularly within growth-orientated strategies, detracted from relative performance as smaller cap stocks generally underperformed larger cap stocks and as growth stocks generally underperformed value stocks.
The fund's allocation to international stock funds also weakened relative results over the reporting period. Here, the MFS International New Discovery Fund and MFS International Intrinsic Value Fund detracted from relative returns and outweighed the stronger relative performance of the MFS Blended Research International Equity Fund.
Conversely, the fund's broad diversification across the fixed income segment was a notable contributor to relative performance. Here, the fund’s exposure to the MFS Inflation-Adjusted Bond Fund in a rising inflationary environment strengthened relative results.
On an absolute basis, the fund’s allocation to the MFS Commodity Strategy Fund helped performance as this strategy performed well during the rising inflationary environment and outperformed both the fixed income and equity segments, which came under pressure over the reporting period. On a relative basis, the MFS Commodity Strategy Fund further supported returns as it outperformed the broader commodity market segment.
MFS Lifetime 2045 Fund
Summary of Results
For the twelve months ended April 30, 2022, Class A shares of the MFS Lifetime 2045 Fund (fund) provided a total return of -3.41%, at net asset value. This compares with a return of 0.21% for the fund’s benchmark, the Standard & Poor’s 500 Stock Index. The fund’s other benchmark, the MFS Lifetime 2045 Fund Blended Index (Blended Index), generated a return of -0.65%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.

Management Review - continued
Factors Affecting Performance
Within the US stock funds segment, the fund’s investments in small-cap and mid-cap funds, particularly within growth-orientated strategies, detracted from relative performance as smaller cap stocks generally underperformed larger cap stocks and as growth stocks generally underperformed value stocks.
The fund's allocation to international stock funds also weakened relative results over the reporting period. Here, the MFS International New Discovery Fund, MFS Emerging Markets Equity Fund and MFS International Intrinsic Value Fund detracted from relative returns and outweighed the stronger relative performance of the MFS Blended Research International Equity Fund.
Conversely, the fund's broad diversification across the fixed income segment was a notable contributor to relative performance. Here, the fund’s exposure to the MFS Inflation-Adjusted Bond Fund in a rising inflationary environment strengthened relative results.
On an absolute basis, the fund’s allocation to the MFS Commodity Strategy Fund helped performance as this strategy performed well during the rising inflationary environment and outperformed both the fixed income and equity segments, which came under pressure over the reporting period. On a relative basis, the MFS Commodity Strategy Fund further supported returns as it outperformed the broader commodity market segment.
MFS Lifetime 2050 Fund
Summary of Results
For the twelve months ended April 30, 2022, Class A shares of the MFS Lifetime 2050 Fund (fund) provided a total return of -3.36%, at net asset value. This compares with a return of 0.21% for the fund’s benchmark, the Standard & Poor’s 500 Stock Index. The fund’s other benchmark, the MFS Lifetime 2050 Fund Blended Index (Blended Index), generated a return of -0.56%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.
Factors Affecting Performance
Within the US stock funds segment, the fund’s investments in small-cap and mid-cap funds, particularly within growth-orientated strategies, detracted from relative performance as smaller cap stocks generally underperformed larger cap stocks and as growth stocks generally underperformed value stocks.
The fund's allocation to international stock funds also weakened relative results over the reporting period. Here, the MFS International New Discovery Fund, MFS Emerging Markets Equity Fund and MFS International Intrinsic Value Fund detracted from relative returns and outweighed the stronger relative performance of the MFS Blended Research International Equity Fund.
Conversely, on an absolute basis, the fund’s allocation to the MFS Commodity Strategy Fund helped performance as this strategy performed well during the rising inflationary environment and outperformed both the fixed income and equity segments, which came under pressure over the reporting period. On a relative basis, the MFS Commodity Strategy Fund further supported returns as it outperformed the broader commodity market segment.
The fund's diversification across the fixed income segment was also a notable contributor to performance. Here, the fund’s exposure to the MFS Inflation-Adjusted Bond Fund in a rising inflationary environment strengthened relative results.
MFS Lifetime 2055 Fund
Summary of Results
For the twelve months ended April 30, 2022, Class A shares of the MFS Lifetime 2055 Fund (fund) provided a total return of -3.35%, at net asset value. This compares with a return of 0.21% for the fund’s benchmark, the Standard & Poor’s 500 Stock Index. The fund’s other benchmark, the MFS Lifetime 2055 Fund Blended Index (Blended Index), generated a return of -0.56%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.
Factors Affecting Performance
Within the US stock funds segment, the fund’s investments in small-cap and mid-cap funds, particularly within growth-orientated strategies, detracted from relative performance as smaller cap stocks generally underperformed larger cap stocks and as growth stocks generally underperformed value stocks.
The fund's allocation to international stock funds also weakened relative results over the reporting period. Here, the MFS International New Discovery Fund, MFS Emerging Markets Equity Fund and MFS International Intrinsic Value Fund detracted from relative returns and outweighed the stronger relative performance of the MFS Blended Research International Equity Fund.

Management Review - continued
Conversely, on an absolute basis, the fund’s allocation to the MFS Commodity Strategy Fund helped performance as this strategy performed well during the rising inflationary environment and outperformed both the fixed income and equity segments, which came under pressure over the reporting period. On a relative basis, the MFS Commodity Strategy Fund further supported returns as it outperformed the broader commodity market segment.
The fund's diversification across the fixed income segment was also a notable contributor to performance. Here, the fund’s exposure to the MFS Inflation-Adjusted Bond Fund in a rising inflationary environment strengthened relative results.
MFS Lifetime 2060 Fund
Summary of Results
For the twelve months ended April 30, 2022, Class A shares of the MFS Lifetime 2060 Fund (fund) provided a total return of –3.51%, at net asset value. This compares with a return of 0.21% for the fund’s benchmark, the Standard & Poor’s 500 Stock Index. The fund’s other benchmark, the MFS Lifetime 2060 Fund Blended Index (Blended Index), generated a return of -0.56%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.
Factors Affecting Performance
Within the US stock funds segment, the fund’s investments in small-cap and mid-cap funds, particularly within growth-orientated strategies, detracted from relative performance as smaller cap stocks generally underperformed larger cap stocks and as growth stocks generally underperformed value stocks.
The fund's allocation to international stock funds also weakened relative results over the reporting period. Here, the MFS International New Discovery Fund, MFS Emerging Markets Equity Fund and MFS International Intrinsic Value Fund detracted from relative returns and outweighed the stronger relative performance of the MFS Blended Research International Equity Fund.
Conversely,on an absolute basis, the fund’s allocation to the MFS Commodity Strategy Fund helped performance as this strategy performed well during the rising inflationary environment and outperformed both the fixed income and equity segments, which came under pressure over the reporting period. On a relative basis, the MFS Commodity Strategy Fund further supported returns as it outperformed the broader commodity market segment.
The fund's diversification across the fixed income segment was also a notable contributor to performance. Here, the fund’s exposure to the MFS Inflation-Adjusted Bond Fund in a rising inflationary environment strengthened relative results.
MFS Lifetime 2065 Fund
Summary of Results
For the reporting period September 1, 2021 through April 30, 2022, Class A shares of the MFS Lifetime 2065 Fund (fund) provided a total return of –9.56%, at net asset value. This compares with a return of -7.81% for the fund’s benchmark, the Standard & Poor’s 500 Stock Index. The fund’s other benchmark, the MFS Lifetime 2065 Fund Blended Index (Blended Index), generated a return of –7.14%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.
Factors Affecting Performance
Within the US stock funds segment, the fund’s investments in small-cap and mid-cap funds, particularly within growth-orientated strategies, detracted from relative performance as smaller cap stocks generally underperformed larger cap stocks and as growth stocks generally underperformed value stocks.
The fund's allocation to international stock funds also weakened relative results over the reporting period. Here, the MFS International New Discovery Fund, MFS International Intrinsic Value Fund and MFS Emerging Markets Equity Fund detracted from relative returns and outweighed the stronger relative performance of the MFS Blended Research International Equity Fund.
Conversely, the fund's diversification across the fixed income segment was a notable contributor to performance. Here, the fund’s exposure to the MFS Inflation-Adjusted Bond Fund in a rising inflationary environment strengthened relative results.
On an absolute basis, the fund’s allocation to the MFS Commodity Strategy Fund helped performance as this strategy performed well during the rising inflationary environment and outperformed both the fixed income and equity segments, which came under pressure over the reporting period. On a relative basis, the MFS Commodity Strategy Fund further supported returns as it outperformed the broader commodity market segment.

Management Review - continued
Respectfully,
Portfolio Manager(s)
Joseph Flaherty and Natalie Shapiro
The views expressed in this report are those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market or other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio’s current or future investments.

Performance Summary THROUGH 4/30/22
The following charts illustrate a representative class of each fund’s historical performance in comparison to its benchmark(s). Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmarks are unmanaged and may not be invested in directly. Benchmark returns do not reflect sales charges, commissions or expenses. (See Notes to Performance Summary.)
Performance data shown represents past performance and is no guarantee of future results. Investment return and principal value fluctuate so your shares, when sold, may be worth more or less than the original cost; current performance may be lower or higher than quoted. The performance shown does not reflect the deduction of taxes, if any, that a shareholder would pay on fund distributions or the redemption of fund shares.
MFS Lifetime Income Fund
Growth of a Hypothetical $10,000 Investment
Total Returns through 4/30/22
Average annual without sales charge
Share Class	Class Inception Date	1-yr	5-yr	10-yr	Life (t)
A	9/29/05	(4.52)%	4.46%	4.28%	N/A
B	9/29/05	(5.24)%	3.68%	3.49%	N/A
C	9/29/05	(5.24)%	3.68%	3.48%	N/A
I	9/29/05	(4.28)%	4.72%	4.53%	N/A
R1	9/29/05	(5.23)%	3.67%	3.50%	N/A
R2	9/29/05	(4.76)%	4.19%	4.01%	N/A
R3	9/29/05	(4.52)%	4.45%	4.27%	N/A
R4	9/29/05	(4.28)%	4.72%	4.52%	N/A
R6	8/29/16	(4.18)%	4.82%	N/A	4.72%
529A	1/08/15	(4.58)%	4.41%	N/A	4.06%
Comparative benchmark(s)

Bloomberg U.S. Aggregate Bond Index (f)	(8.51)%	1.20%	1.73%	N/A
MFS Lifetime Income Fund Blended Index (f)(z)	(5.56)%	4.29%	4.52%	N/A
Bloomberg Commodity Index (f)	43.53%	10.22%	(0.26)%	N/A
FTSE EPRA Nareit Developed Real Estate Index (net div) (f)	1.68%	5.08%	6.07%	N/A
MSCI EAFE Index (net div) (f)	(8.15)%	4.77%	5.77%	N/A
Standard & Poor’s 500 Stock Index (f)	0.21%	13.66%	13.67%	N/A

Performance Summary  - continued
With sales charge
	1-yr	5-yr	10-yr	Life (t)
A With Initial Sales Charge (4.25%)	(8.58)%	3.55%	3.82%	N/A
B With CDSC (Declining over six years from 4% to 0%) (v)	(8.85)%	3.33%	3.49%	N/A
C With CDSC (1% for 12 months) (v)	(6.15)%	3.68%	3.48%	N/A
529A With Initial Sales Charge (4.25%)	(8.63)%	3.51%	N/A	3.45%
CDSC – Contingent Deferred Sales Charge.
Class I, R1, R2, R3, R4, and R6 shares do not have a sales charge.
(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end (for those share classes with less than 10 years of performance history). No comparative benchmark performance information is provided for “life” periods. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.
(z)	The weights of the components of the blended benchmark (MFS Lifetime Income Fund Blended Index) (a custom index) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at the beginning and at the end of the reporting period:
	4/30/22	4/30/21
Bloomberg U.S. Aggregate Bond Index	71.00%	71.00%
Standard & Poor’s 500 Stock Index	20.00%	20.00%
MSCI EAFE Index (net div)	5.00%	5.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	2.00%	2.00%
Bloomberg Commodity Index	2.00%	2.00%

Performance Summary  - continued
MFS Lifetime 2020 Fund
Growth of a Hypothetical $10,000 Investment
Total Returns through 4/30/22
Average annual without sales charge
Share Class	Class Inception Date	1-yr	5-yr	10-yr	Life (t)
A	9/29/05	(4.47)%	4.65%	5.20%	N/A
B	9/29/05	(5.23)%	3.87%	4.43%	N/A
C	9/29/05	(5.17)%	3.87%	4.43%	N/A
I	9/29/05	(4.26)%	4.91%	5.48%	N/A
R1	9/29/05	(5.22)%	3.86%	4.42%	N/A
R2	9/29/05	(4.74)%	4.39%	4.95%	N/A
R3	9/29/05	(4.53)%	4.64%	5.21%	N/A
R4	9/29/05	(4.30)%	4.90%	5.47%	N/A
R6	8/29/16	(4.14)%	5.03%	N/A	5.04%
Comparative benchmark(s)

Standard & Poor's 500 Stock Index (f)	0.21%	13.66%	13.67%	N/A
MFS Lifetime 2020 Fund Blended Index (f)(z)	(5.56)%	4.48%	5.36%	N/A
Bloomberg Commodity Index (f)	43.53%	10.22%	(0.26)%	N/A
Bloomberg U.S. Aggregate Bond Index (f)	(8.51)%	1.20%	1.73%	N/A
FTSE EPRA Nareit Developed Real Estate Index (net div) (f)	1.68%	5.08%	6.07%	N/A
MSCI EAFE Index (net div) (f)	(8.15)%	4.77%	5.77%	N/A
With sales charge

A With Initial Sales Charge (5.75%)	(9.97)%	3.41%	4.58%	N/A
B With CDSC (Declining over six years from 4% to 0%) (v)	(8.76)%	3.53%	4.43%	N/A
C With CDSC (1% for 12 months) (v)	(6.05)%	3.87%	4.43%	N/A
CDSC – Contingent Deferred Sales Charge.
Class I, R1, R2, R3, R4, and R6 shares do not have a sales charge.
(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end (for those share classes with less than 10 years of performance history). No comparative benchmark performance information is provided for “life” periods. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.

Performance Summary  - continued
(z)	The weights of the components of the blended benchmark (MFS Lifetime 2020 Fund Blended Index) (a custom index) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at the beginning and at the end of the reporting period:
	4/30/22	4/30/21
Bloomberg U.S. Aggregate Bond Index	71.00%	71.00%
Standard & Poor's 500 Stock Index	20.00%	20.00%
MSCI EAFE Index (net div)	5.00%	5.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	2.00%	2.00%
Bloomberg Commodity Index	2.00%	2.00%

Performance Summary  - continued
MFS Lifetime 2025 Fund
Growth of a Hypothetical $10,000 Investment (t)
Total Returns through 4/30/22
Average annual without sales charge
Share Class	Class Inception Date	1-yr	5-yr	Life (t)
A	11/02/12	(4.47)%	5.78%	6.62%
B	11/02/12	(5.15)%	4.99%	5.81%
C	11/02/12	(5.19)%	4.98%	5.80%
I	11/02/12	(4.26)%	6.01%	6.86%
R1	11/02/12	(5.12)%	4.97%	5.80%
R2	11/02/12	(4.64)%	5.51%	6.34%
R3	11/02/12	(4.41)%	5.77%	6.60%
R4	11/02/12	(4.26)%	6.00%	6.86%
R6	8/29/16	(4.06)%	6.17%	6.33%
Comparative benchmark(s)

Standard & Poor’s 500 Stock Index (f)	0.21%	13.66%	14.05%
MFS Lifetime 2025 Fund Blended Index (f)(z)	(4.94)%	5.67%	6.71%
Bloomberg Commodity Index (f)	43.53%	10.22%	(0.41)%
Bloomberg U.S. Aggregate Bond Index (f)	(8.51)%	1.20%	1.55%
FTSE EPRA Nareit Developed Real Estate Index (net div) (f)	1.68%	5.08%	5.73%
MSCI EAFE Index (net div) (f)	(8.15)%	4.77%	5.78%
Average annual with sales charge

A With Initial Sales Charge (5.75%)	(9.96)%	4.54%	5.95%
B With CDSC (Declining over six years from 4% to 0%) (v)	(8.72)%	4.65%	5.81%
C With CDSC (1% for 12 months) (v)	(6.08)%	4.98%	5.80%
CDSC – Contingent Deferred Sales Charge.
Class I, R1, R2, R3, R4, and R6 shares do not have a sales charge.
(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end. The comparative benchmark performance information provided for the “life” period is from the inception date of the Class A shares. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.

Performance Summary  - continued
(z)	The weights of the components of the blended benchmark (MFS Lifetime 2025 Fund Blended Index) (a custom index) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at the beginning and at the end of the reporting period:
	4/30/22	4/30/21
Bloomberg U.S. Aggregate Bond Index	63.30%	61.10%
Standard & Poor's 500 Stock Index	25.60%	27.20%
MSCI EAFE Index (net div)	7.10%	7.70%
FTSE EPRA Nareit Developed Real Estate Index (net div)	2.00%	2.00%
Bloomberg Commodity Index	2.00%	2.00%

Performance Summary  - continued
MFS Lifetime 2030 Fund
Growth of a Hypothetical $10,000 Investment
Total Returns through 4/30/22
Average annual without sales charge
Share Class	Class Inception Date	1-yr	5-yr	10-yr	Life (t)
A	9/29/05	(4.25)%	7.37%	7.98%	N/A
B	9/29/05	(4.98)%	6.58%	7.18%	N/A
C	9/29/05	(4.97)%	6.57%	7.18%	N/A
I	9/29/05	(4.02)%	7.64%	8.23%	N/A
R1	9/29/05	(5.00)%	6.56%	7.17%	N/A
R2	9/29/05	(4.50)%	7.10%	7.71%	N/A
R3	9/29/05	(4.27)%	7.37%	7.98%	N/A
R4	9/29/05	(4.03)%	7.64%	8.24%	N/A
R6	8/29/16	(3.92)%	7.77%	N/A	8.10%
Comparative benchmark(s)

Standard & Poor’s 500 Stock Index (f)	0.21%	13.66%	13.67%	N/A
MFS Lifetime 2030 Fund Blended Index (f)(z)	(3.41)%	7.51%	8.18%	N/A
Bloomberg Commodity Index (f)	43.53%	10.22%	(0.26)%	N/A
Bloomberg U.S. Aggregate Bond Index (f)	(8.51)%	1.20%	1.73%	N/A
FTSE EPRA Nareit Developed Real Estate Index (net div) (f)	1.68%	5.08%	6.07%	N/A
MSCI EAFE Index (net div) (f)	(8.15)%	4.77%	5.77%	N/A
Average annual with sales charge

A With Initial Sales Charge (5.75%)	(9.75)%	6.11%	7.35%	N/A
B With CDSC (Declining over six years from 4% to 0%) (v)	(8.50)%	6.26%	7.18%	N/A
C With CDSC (1% for 12 months) (v)	(5.85)%	6.57%	7.18%	N/A
CDSC – Contingent Deferred Sales Charge.
Class I, R1, R2, R3, R4, and R6 shares do not have a sales charge.
(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end (for those share classes with less than 10 years of performance history). No comparative benchmark performance information is provided for “life” periods. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.

Performance Summary  - continued
(z)	The weights of the components of the blended benchmark (MFS Lifetime 2030 Fund Blended Index) (a custom index) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at the beginning and at the end of the reporting period:
	4/30/22	4/30/21
Bloomberg U.S. Aggregate Bond Index	46.00%	42.00%
Standard & Poor’s 500 Stock Index	37.10%	39.70%
MSCI EAFE Index (net div)	11.50%	12.50%
FTSE EPRA Nareit Developed Real Estate Index (net div)	2.70%	2.90%
Bloomberg Commodity Index	2.70%	2.90%

Performance Summary  - continued
MFS Lifetime 2035 Fund
Growth of a Hypothetical $10,000 Investment (t)
Total Returns through 4/30/22
Average annual without sales charge
Share Class	Class Inception Date	1-yr	5-yr	Life (t)
A	11/02/12	(3.84)%	8.71%	9.12%
B	11/02/12	(4.53)%	7.90%	8.31%
C	11/02/12	(4.50)%	7.91%	8.32%
I	11/02/12	(3.55)%	8.99%	9.38%
R1	11/02/12	(4.52)%	7.88%	8.30%
R2	11/02/12	(4.01)%	8.45%	8.86%
R3	11/02/12	(3.81)%	8.71%	9.13%
R4	11/02/12	(3.56)%	8.99%	9.40%
R6	8/29/16	(3.42)%	9.14%	9.47%
Comparative benchmark(s)

Standard & Poor’s 500 Stock Index (f)	0.21%	13.66%	14.05%
MFS Lifetime 2035 Fund Blended Index (f)(z)	(1.83)%	9.03%	9.36%
Bloomberg Commodity Index (f)	43.53%	10.22%	(0.41)%
Bloomberg U.S. Aggregate Bond Index (f)	(8.51)%	1.20%	1.55%
FTSE EPRA Nareit Developed Real Estate Index (net div) (f)	1.68%	5.08%	5.73%
MSCI EAFE Index (net div) (f)	(8.15)%	4.77%	5.78%
Average annual with sales charge

A With Initial Sales Charge (5.75%)	(9.37)%	7.43%	8.45%
B With CDSC (Declining over six years from 4% to 0%) (v)	(8.11)%	7.60%	8.31%
C With CDSC (1% for 12 months) (v)	(5.39)%	7.91%	8.32%
CDSC – Contingent Deferred Sales Charge.
Class I, R1, R2, R3, R4, and R6 shares do not have a sales charge.
(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end. The comparative benchmark performance information provided for the “life” period is from the inception date of the Class A shares. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.

Performance Summary  - continued
(z)	The weights of the components of the blended benchmark (MFS Lifetime 2035 Fund Blended Index) (a custom index) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at the beginning and at the end of the reporting period:
	4/30/22	4/30/21
Standard & Poor’s 500 Stock Index	48.70%	50.90%
Bloomberg U.S. Aggregate Bond Index	26.00%	22.00%
MSCI EAFE Index (net div)	17.90%	19.30%
Bloomberg Commodity Index	3.70%	3.90%
FTSE EPRA Nareit Developed Real Estate Index (net div)	3.70%	3.90%

Performance Summary  - continued
MFS Lifetime 2040 Fund
Growth of a Hypothetical $10,000 Investment
Total Returns through 4/30/22
Average annual without sales charge
Share Class	Class Inception Date	1-yr	5-yr	10-yr	Life (t)
A	9/29/05	(3.60)%	9.22%	9.33%	N/A
B	9/29/05	(4.34)%	8.40%	8.51%	N/A
C	9/29/05	(4.40)%	8.39%	8.51%	N/A
I	9/29/05	(3.41)%	9.48%	9.57%	N/A
R1	9/29/05	(4.36)%	8.38%	8.51%	N/A
R2	9/29/05	(3.89)%	8.94%	9.05%	N/A
R3	9/29/05	(3.63)%	9.21%	9.33%	N/A
R4	9/29/05	(3.38)%	9.48%	9.61%	N/A
R6	8/29/16	(3.24)%	9.62%	N/A	9.99%
Comparative benchmark(s)

Standard & Poor's 500 Stock Index (f)	0.21%	13.66%	13.67%	N/A
MFS Lifetime 2040 Fund Blended Index (f)(z)	(1.15)%	9.60%	9.62%	N/A
Bloomberg Commodity Index (f)	43.53%	10.22%	(0.26)%	N/A
Bloomberg U.S. Aggregate Bond Index (f)	(8.51)%	1.20%	1.73%	N/A
FTSE EPRA Nareit Developed Real Estate Index (net div) (f)	1.68%	5.08%	6.07%	N/A
MSCI EAFE Index (net div) (f)	(8.15)%	4.77%	5.77%	N/A
Average annual with sales charge

A With Initial Sales Charge (5.75%)	(9.14)%	7.94%	8.69%	N/A
B With CDSC (Declining over six years from 4% to 0%) (v)	(7.89)%	8.11%	8.51%	N/A
C With CDSC (1% for 12 months) (v)	(5.28)%	8.39%	8.51%	N/A
CDSC – Contingent Deferred Sales Charge.
Class I, R1, R2, R3, R4, and R6 shares do not have a sales charge.
(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end (for those share classes with less than 10 years of performance history). No comparative benchmark performance information is provided for “life” periods. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.

Performance Summary  - continued
(z)	The weights of the components of the blended benchmark (MFS Lifetime 2040 Fund Blended Index) (a custom index) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at the beginning and at the end of the reporting period:
	4/30/22	4/30/21
Standard & Poor's 500 Stock Index	53.75%	54.25%
MSCI EAFE Index (net div)	22.80%	23.60%
Bloomberg U.S. Aggregate Bond Index	14.75%	13.25%
Bloomberg Commodity Index	4.35%	4.45%
FTSE EPRA Nareit Developed Real Estate Index (net div)	4.35%	4.45%

Performance Summary  - continued
MFS Lifetime 2045 Fund
Growth of a Hypothetical $10,000 Investment (t)
Total Returns through 4/30/22
Average annual without sales charge
Share Class	Class Inception Date	1-yr	5-yr	Life (t)
A	11/02/12	(3.41)%	9.55%	9.76%
B	11/02/12	(4.13)%	8.72%	8.92%
C	11/02/12	(4.13)%	8.72%	8.92%
I	11/02/12	(3.17)%	9.81%	10.03%
R1	11/02/12	(4.13)%	8.71%	8.91%
R2	11/02/12	(3.62)%	9.26%	9.47%
R3	11/02/12	(3.42)%	9.55%	9.74%
R4	11/02/12	(3.17)%	9.82%	10.01%
R6	8/29/16	(2.99)%	9.97%	10.31%
Comparative benchmark(s)

Standard & Poor’s 500 Stock Index (f)	0.21%	13.66%	14.05%
MFS Lifetime 2045 Fund Blended Index (f)(z)	(0.65)%	10.02%	10.03%
Bloomberg Commodity Index (f)	43.53%	10.22%	(0.41)%
Bloomberg U.S. Aggregate Bond Index (f)	(8.51)%	1.20%	1.55%
FTSE EPRA Nareit Developed Real Estate Index (net div) (f)	1.68%	5.08%	5.73%
MSCI EAFE Index (net div) (f)	(8.15)%	4.77%	5.78%
Average annual with sales charge

A With Initial Sales Charge (5.75%)	(8.97)%	8.26%	9.07%
B With CDSC (Declining over six years from 4% to 0%) (v)	(7.71)%	8.43%	8.92%
C With CDSC (1% for 12 months) (v)	(5.02)%	8.72%	8.92%
CDSC – Contingent Deferred Sales Charge.
Class I, R1, R2, R3, R4, and R6 shares do not have a sales charge.
(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end. The comparative benchmark performance information provided for the “life” period is from the inception date of the Class A shares. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.

Performance Summary  - continued
(z)	The weights of the components of the blended benchmark (MFS Lifetime 2045 Fund Blended Index) (a custom index) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at the beginning and at the end of the reporting period:
	4/30/22	4/30/21
Standard & Poor’s 500 Stock Index	56.25%	56.75%
MSCI EAFE Index (net div)	26.80%	27.60%
Bloomberg U.S. Aggregate Bond Index	7.25%	5.75%
Bloomberg Commodity Index	4.85%	4.95%
FTSE EPRA Nareit Developed Real Estate Index (net div)	4.85%	4.95%

Performance Summary  - continued
MFS Lifetime 2050 Fund
Growth of a Hypothetical $10,000 Investment (t)
Total Returns through 4/30/22
Average annual without sales charge
Share Class	Class Inception Date	1-yr	5-yr	10-yr	Life (t)
A	9/15/10	(3.36)%	9.57%	9.52%	N/A
B	9/15/10	(4.11)%	8.75%	8.69%	N/A
C	9/15/10	(4.11)%	8.74%	8.69%	N/A
I	9/15/10	(3.14)%	9.82%	9.78%	N/A
R1	9/15/10	(4.08)%	8.75%	8.69%	N/A
R2	9/15/10	(3.59)%	9.29%	9.24%	N/A
R3	9/15/10	(3.41)%	9.56%	9.51%	N/A
R4	9/15/10	(3.16)%	9.83%	9.77%	N/A
R6	8/29/16	(2.97)%	10.00%	N/A	10.33%
Comparative benchmark(s)

Standard & Poor’s 500 Stock Index (f)	0.21%	13.66%	13.67%	N/A
MFS Lifetime 2050 Fund Blended Index (f)(z)	(0.56)%	10.06%	9.87%	N/A
Bloomberg Commodity Index (f)	43.53%	10.22%	(0.26)%	N/A
Bloomberg U.S. Aggregate Bond Index (f)	(8.51)%	1.20%	1.73%	N/A
FTSE EPRA Nareit Developed Real Estate Index (net div) (f)	1.68%	5.08%	6.07%	N/A
MSCI EAFE Index (net div) (f)	(8.15)%	4.77%	5.77%	N/A
Average annual with sales charge

A With Initial Sales Charge (5.75%)	(8.91)%	8.28%	8.87%	N/A
B With CDSC (Declining over six years from 4% to 0%) (v)	(7.66)%	8.46%	8.69%	N/A
C With CDSC (1% for 12 months) (v)	(5.00)%	8.74%	8.69%	N/A
CDSC – Contingent Deferred Sales Charge.
Class I, R1, R2, R3, R4, and R6 shares do not have a sales charge.
(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end (for those share classes with less than 10 years of performance history). No comparative benchmark performance information is provided for “life” periods. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.

Performance Summary  - continued
(z)	The weights of the components of the blended benchmark (MFS Lifetime 2050 Fund Blended Index) (a custom index) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at the beginning and at the end of the reporting period:
	4/30/22	4/30/21
Standard & Poor’s 500 Stock Index	57.00%	57.00%
MSCI EAFE Index (net div)	28.00%	28.00%
Bloomberg Commodity Index	5.00%	5.00%
Bloomberg U.S. Aggregate Bond Index	5.00%	5.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	5.00%	5.00%

Performance Summary  - continued
MFS Lifetime 2055 Fund
Growth of a Hypothetical $10,000 Investment (t)
Total Returns through 4/30/22
Average annual without sales charge
Share Class	Class Inception Date	1-yr	5-yr	Life (t)
A	11/02/12	(3.35)%	9.56%	9.76%
B	11/02/12	(4.09)%	8.75%	8.94%
C	11/02/12	(4.06)%	8.75%	8.94%
I	11/02/12	(3.13)%	9.83%	9.98%
R1	11/02/12	(4.07)%	8.76%	8.94%
R2	11/02/12	(3.56)%	9.30%	9.49%
R3	11/02/12	(3.33)%	9.57%	9.76%
R4	11/02/12	(3.09)%	9.84%	10.04%
R6	8/29/16	(2.99)%	10.00%	10.32%
Comparative benchmark(s)

Standard & Poor’s 500 Stock Index (f)	0.21%	13.66%	14.05%
MFS Lifetime 2055 Fund Blended Index (f)(z)	(0.56)%	10.06%	10.05%
Bloomberg Commodity Index (f)	43.53%	10.22%	(0.41)%
Bloomberg U.S. Aggregate Bond Index (f)	(8.51)%	1.20%	1.55%
FTSE EPRA Nareit Developed Real Estate Index (net div) (f)	1.68%	5.08%	5.73%
MSCI EAFE Index (net div) (f)	(8.15)%	4.77%	5.78%
Average annual with sales charge

A With Initial Sales Charge (5.75%)	(8.91)%	8.27%	9.07%
B With CDSC (Declining over six years from 4% to 0%) (v)	(7.67)%	8.46%	8.94%
C With CDSC (1% for 12 months) (v)	(4.96)%	8.75%	8.94%
CDSC – Contingent Deferred Sales Charge.
Class I, R1, R2, R3, R4, and R6 shares do not have a sales charge.
(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end. The comparative benchmark performance information provided for the “life” period is from the inception date of the Class A shares. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.

Performance Summary  - continued
(z)	The weights of the components of the blended benchmark (MFS Lifetime 2055 Fund Blended Index) (a custom index) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at the beginning and at the end of the reporting period:
	4/30/22	4/30/21
Standard & Poor’s 500 Stock Index	57.00%	57.00%
MSCI EAFE Index (net div)	28.00%	28.00%
Bloomberg U.S. Aggregate Bond Index	5.00%	5.00%
Bloomberg Commodity Index	5.00%	5.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	5.00%	5.00%

Performance Summary  - continued
MFS Lifetime 2060 Fund
Growth of a Hypothetical $10,000 Investment (t)
Total Returns through 4/30/22
Average annual without sales charge
Share Class	Class Inception Date	1-yr	5-yr	Life (t)
A	12/06/16	(3.51)%	9.60%	10.50%
B	12/06/16	(4.15)%	8.80%	9.69%
C	12/06/16	(4.20)%	8.80%	9.69%
I	12/06/16	(3.25)%	9.88%	10.79%
R1	12/06/16	(4.20)%	8.80%	9.69%
R2	12/06/16	(3.73)%	9.35%	10.24%
R3	12/06/16	(3.46)%	9.61%	10.51%
R4	12/06/16	(3.31)%	9.85%	10.76%
R6	12/06/16	(3.15)%	9.99%	10.89%
Comparative benchmark(s)

Standard & Poor's 500 Stock Index (f)	0.21%	13.66%	14.38%
MFS Lifetime 2060 Fund Blended Index (f)(z)	(0.56)%	10.06%	11.02%
Bloomberg Commodity Index (f)	43.53%	10.22%	8.46%
Bloomberg U.S. Aggregate Bond Index (f)	(8.51)%	1.20%	1.44%
FTSE EPRA Nareit Developed Real Estate Index (net div) (f)	1.68%	5.08%	5.92%
MSCI EAFE Index (net div) (f)	(8.15)%	4.77%	6.83%
Average annual with sales charge

A With Initial Sales Charge (5.75%)	(9.06)%	8.31%	9.30%
B With CDSC (Declining over six years from 4% to 0%) (v)	(7.80)%	8.51%	9.57%
C With CDSC (1% for 12 months) (v)	(5.11)%	8.80%	9.69%
CDSC – Contingent Deferred Sales Charge.
Class I, R1, R2, R3, R4, and R6 shares do not have a sales charge.
(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.

Performance Summary  - continued
(z)	The weights of the components of the blended benchmark (MFS Lifetime 2060 Fund Blended Index) (a custom index) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at the beginning and at the end of the reporting period:
	4/30/22	4/30/21
Standard & Poor’s 500 Stock Index	57.00%	57.00%
MSCI EAFE Index (net div)	28.00%	28.00%
Bloomberg U.S. Aggregate Bond Index	5.00%	5.00%
Bloomberg Commodity Index	5.00%	5.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	5.00%	5.00%

Performance Summary  - continued
MFS Lifetime 2065 Fund
Growth of a Hypothetical $10,000 Investment (t)
Total Returns through 4/30/22
Average annual without sales charge
Share Class	Class inception date	Life (t)
A	9/01/21	(9.56)%
C	9/01/21	(9.93)%
I	9/01/21	(9.32)%
R1	9/01/21	(9.93)%
R2	9/01/21	(9.67)%
R3	9/01/21	(9.50)%
R4	9/01/21	(9.32)%
R6	9/01/21	(9.42)%
Comparative benchmark(s)

Standard & Poor's 500 Stock Index (f)	(7.81)%
MFS Lifetime 2065 Fund Blended Index (f)(z)	(7.14)%
Bloomberg Commodity Index (f)	35.11%
Bloomberg U.S. Aggregate Bond Index (f)	(10.28)%
FTSE EPRA Nareit Developed Real Estate Index (net div) (f)	(5.78)%
MSCI EAFE Index (net div) (f)	(12.25)%
Average annual with sales charge

A With Initial Sales Charge (5.75%)	(14.76)%
C With CDSC (1% for 12 months) (v)	(10.79)%
CDSC – Contingent Deferred Sales Charge.
Class I, R1, R2, R3, R4, and R6 shares do not have a sales charge.
(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.

Performance Summary  - continued
(z)	The weights of the components of the blended benchmark (MFS Lifetime 2065 Fund Blended Index) (a custom index) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at the beginning and at the end of the reporting period:
	4/30/22	9/01/21
Standard & Poor's 500 Stock Index	57.00%	57.00%
MSCI EAFE Index (net div)	28.00%	28.00%
Bloomberg U.S. Aggregate Bond Index	5.00%	5.00%
Bloomberg Commodity Index	5.00%	5.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	5.00%	5.00%
Benchmark Definition(s)
Bloomberg Commodity Index(a) – a highly liquid and diversified benchmark for the commodity futures market. The index tracks trades on futures contracts for physical commodities, such as energy (petroleum, gas), precious metals (gold, silver), industrial metals (zinc, copper), grains (corn, wheat), livestock (pork bellies), among others, and are traded in a variety of currencies.
Bloomberg U.S. Aggregate Bond Index(a) – a market capitalization-weighted index that measures the performance of the U.S. investment-grade, fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities with at least one year to final maturity.
FTSE EPRA Nareit Developed Real Estate Index(c) (net div) – measures the performance of eligible real estate equities worldwide that generate a majority of their revenue and income through the ownership, disposure and development of income-producing real estate.
MSCI EAFE (Europe, Australasia, Far East) Index(e) (net div) – a market capitalization-weighted index that is designed to measure equity market performance in the developed markets, excluding the U.S. and Canada.
Standard & Poor's 500 Stock Index(g) – a market capitalization-weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.
It is not possible to invest directly in an index.
(a)	Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
(c)	FTSE International Limited (“FTSE”)© FTSE 2019. “FTSE®” is a trademark of the London Stock Exchange Group companies and is used by FTSE International Limited under license. “FT-SE®”, “FOOTSIE®” and “FTSE4GOOD®” are trademarks of the London Stock Exchange Group companies. “Nareit®” is a trademark of the National Association of Real Estate Investment Trusts (“Nareit”) and “EPRA®” is a trademark of the European Public Real Estate Association (“EPRA”) and all are used by FTSE under license. The FTSE EPRA Nareit Developed Real Estate Index is calculated by FTSE. Neither FTSE, Euronext N.V., Nareit, nor EPRA sponsor, endorse, or promote this product and are not in any way connected to it and do not accept any liability. All intellectual property rights in the index values and constituent list vests in FTSE, Euronext N.V., Nareit, and EPRA. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
(e)	Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.
(g)	“Standard & Poor's®” and “S&P®” are registered trademarks of Standard & Poor's Financial Services LLC (“S&P”) and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”) and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).
Notes to Performance Summary
Class 529 shares, which currently are only offered by the MFS Lifetime Income Fund, are only available in conjunction with qualified tuition programs, such as the MFS 529 Savings Plan. There also is an additional fee, which is detailed in the program description, on qualified tuition programs. If this fee was reflected, the performance for Class 529 shares would have been lower. This annual fee is waived for Oregon residents and for those accounts with assets of $25,000 or more.

Performance Summary  - continued
Average annual total return represents the average annual change in value for each share class for the periods presented. Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end date. As the fund's share classes may have different inception dates, the life returns may represent different time periods and may not be comparable. As a result, no comparative benchmark performance information is provided for life periods, for certain classes for certain funds.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers each fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.
Performance results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles and may differ from amounts reported in the financial highlights.
From time to time the funds may receive proceeds from litigation settlements, without which performance would be lower.

Expense Tables
Fund expenses borne by the shareholders during the period,
November 1, 2021 through April 30, 2022
As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.
In addition to the fees and expenses which each fund bears directly, each fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which each fund invests. Because the underlying funds have varied expenses and fee levels and each fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by each fund will vary. If these transactional and indirect costs were included, your costs would have been higher.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2021 through April 30, 2022.
Actual Expenses
The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Tables - continued
MFS LIFETIME INCOME FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/21	Ending Account Value 4/30/22	Expenses Paid During Period (p) 11/01/21-4/30/22
A	Actual	0.23%	$1,000.00	$926.08	$1.10
	Hypothetical (h)	0.23%	$1,000.00	$1,023.65	$1.15
B	Actual	0.98%	$1,000.00	$922.54	$4.67
	Hypothetical (h)	0.98%	$1,000.00	$1,019.93	$4.91
C	Actual	0.98%	$1,000.00	$922.47	$4.67
	Hypothetical (h)	0.98%	$1,000.00	$1,019.93	$4.91
I	Actual	0.00%	$1,000.00	$927.26	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R1	Actual	0.98%	$1,000.00	$922.61	$4.67
	Hypothetical (h)	0.98%	$1,000.00	$1,019.93	$4.91
R2	Actual	0.48%	$1,000.00	$924.90	$2.29
	Hypothetical (h)	0.48%	$1,000.00	$1,022.41	$2.41
R3	Actual	0.23%	$1,000.00	$926.08	$1.10
	Hypothetical (h)	0.23%	$1,000.00	$1,023.65	$1.15
R4	Actual	0.00%	$1,000.00	$927.92	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R6	Actual	0.00%	$1,000.00	$927.94	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
529A	Actual	0.26%	$1,000.00	$925.75	$1.24
	Hypothetical (h)	0.26%	$1,000.00	$1,023.51	$1.30
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.
Notes to Expense Table
For the MFS Lifetime Income Fund, each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class 529A shares, this rebate reduced the expense ratio above by 0.02%. See Note 3 in the Notes to Financial Statements for additional information.

Expense Tables - continued
MFS LIFETIME 2020 FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/21	Ending Account Value 4/30/22	Expenses Paid During Period (p) 11/01/21-4/30/22
A	Actual	0.25%	$1,000.00	$926.47	$1.19
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
B	Actual	1.00%	$1,000.00	$922.86	$4.77
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
C	Actual	1.00%	$1,000.00	$923.08	$4.77
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
I	Actual	0.00%	$1,000.00	$927.56	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R1	Actual	1.00%	$1,000.00	$922.48	$4.77
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
R2	Actual	0.50%	$1,000.00	$925.01	$2.39
	Hypothetical (h)	0.50%	$1,000.00	$1,022.32	$2.51
R3	Actual	0.25%	$1,000.00	$926.58	$1.19
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
R4	Actual	0.00%	$1,000.00	$927.78	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R6	Actual	0.00%	$1,000.00	$928.03	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Expense Tables - continued
MFS LIFETIME 2025 FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/21	Ending Account Value 4/30/22	Expenses Paid During Period (p) 11/01/21-4/30/22
A	Actual	0.25%	$1,000.00	$920.92	$1.19
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
B	Actual	1.00%	$1,000.00	$917.69	$4.75
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
C	Actual	1.00%	$1,000.00	$917.69	$4.75
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
I	Actual	0.00%	$1,000.00	$921.86	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R1	Actual	1.00%	$1,000.00	$917.63	$4.75
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
R2	Actual	0.50%	$1,000.00	$920.32	$2.38
	Hypothetical (h)	0.50%	$1,000.00	$1,022.32	$2.51
R3	Actual	0.25%	$1,000.00	$921.48	$1.19
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
R4	Actual	0.00%	$1,000.00	$921.92	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R6	Actual	0.00%	$1,000.00	$923.29	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Expense Tables - continued
MFS LIFETIME 2030 FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/21	Ending Account Value 4/30/22	Expenses Paid During Period (p) 11/01/21-4/30/22
A	Actual	0.26%	$1,000.00	$911.47	$1.23
	Hypothetical (h)	0.26%	$1,000.00	$1,023.51	$1.30
B	Actual	1.01%	$1,000.00	$908.24	$4.78
	Hypothetical (h)	1.01%	$1,000.00	$1,019.79	$5.06
C	Actual	1.01%	$1,000.00	$908.02	$4.78
	Hypothetical (h)	1.01%	$1,000.00	$1,019.79	$5.06
I	Actual	0.00%	$1,000.00	$912.39	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R1	Actual	1.01%	$1,000.00	$907.79	$4.78
	Hypothetical (h)	1.01%	$1,000.00	$1,019.79	$5.06
R2	Actual	0.50%	$1,000.00	$910.12	$2.37
	Hypothetical (h)	0.50%	$1,000.00	$1,022.32	$2.51
R3	Actual	0.26%	$1,000.00	$911.60	$1.23
	Hypothetical (h)	0.26%	$1,000.00	$1,023.51	$1.30
R4	Actual	0.00%	$1,000.00	$912.90	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R6	Actual	0.00%	$1,000.00	$913.03	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Expense Tables - continued
MFS LIFETIME 2035 FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/21	Ending Account Value 4/30/22	Expenses Paid During Period (p) 11/01/21-4/30/22
A	Actual	0.25%	$1,000.00	$904.74	$1.18
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
B	Actual	1.00%	$1,000.00	$901.54	$4.71
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
C	Actual	1.00%	$1,000.00	$901.57	$4.71
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
I	Actual	0.00%	$1,000.00	$905.78	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R1	Actual	1.00%	$1,000.00	$901.43	$4.71
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
R2	Actual	0.50%	$1,000.00	$904.02	$2.36
	Hypothetical (h)	0.50%	$1,000.00	$1,022.32	$2.51
R3	Actual	0.25%	$1,000.00	$904.61	$1.18
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
R4	Actual	0.00%	$1,000.00	$906.40	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R6	Actual	0.00%	$1,000.00	$906.87	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Expense Tables - continued
MFS LIFETIME 2040 FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/21	Ending Account Value 4/30/22	Expenses Paid During Period (p) 11/01/21-4/30/22
A	Actual	0.25%	$1,000.00	$901.91	$1.18
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
B	Actual	1.01%	$1,000.00	$898.75	$4.75
	Hypothetical (h)	1.01%	$1,000.00	$1,019.79	$5.06
C	Actual	1.01%	$1,000.00	$898.35	$4.75
	Hypothetical (h)	1.01%	$1,000.00	$1,019.79	$5.06
I	Actual	0.00%	$1,000.00	$902.91	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R1	Actual	1.01%	$1,000.00	$898.36	$4.75
	Hypothetical (h)	1.01%	$1,000.00	$1,019.79	$5.06
R2	Actual	0.51%	$1,000.00	$900.52	$2.40
	Hypothetical (h)	0.51%	$1,000.00	$1,022.27	$2.56
R3	Actual	0.25%	$1,000.00	$902.02	$1.18
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
R4	Actual	0.00%	$1,000.00	$903.42	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R6	Actual	0.00%	$1,000.00	$903.80	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Expense Tables - continued
MFS LIFETIME 2045 FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/21	Ending Account Value 4/30/22	Expenses Paid During Period (p) 11/01/21-4/30/22
A	Actual	0.25%	$1,000.00	$900.93	$1.18
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
B	Actual	1.00%	$1,000.00	$897.64	$4.71
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
C	Actual	1.00%	$1,000.00	$897.88	$4.71
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
I	Actual	0.00%	$1,000.00	$902.27	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R1	Actual	1.00%	$1,000.00	$897.77	$4.71
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
R2	Actual	0.50%	$1,000.00	$900.02	$2.36
	Hypothetical (h)	0.50%	$1,000.00	$1,022.32	$2.51
R3	Actual	0.25%	$1,000.00	$901.21	$1.18
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
R4	Actual	0.00%	$1,000.00	$902.27	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R6	Actual	0.00%	$1,000.00	$903.03	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Expense Tables - continued
MFS LIFETIME 2050 FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/21	Ending Account Value 4/30/22	Expenses Paid During Period (p) 11/01/21-4/30/22
A	Actual	0.25%	$1,000.00	$900.70	$1.18
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
B	Actual	1.00%	$1,000.00	$897.03	$4.70
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
C	Actual	1.00%	$1,000.00	$897.00	$4.70
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
I	Actual	0.00%	$1,000.00	$901.62	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R1	Actual	1.00%	$1,000.00	$897.19	$4.70
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
R2	Actual	0.50%	$1,000.00	$899.57	$2.35
	Hypothetical (h)	0.50%	$1,000.00	$1,022.32	$2.51
R3	Actual	0.25%	$1,000.00	$900.47	$1.18
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
R4	Actual	0.00%	$1,000.00	$901.77	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R6	Actual	0.00%	$1,000.00	$902.52	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Expense Tables - continued
MFS LIFETIME 2055 FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/21	Ending Account Value 4/30/22	Expenses Paid During Period (p) 11/01/21-4/30/22
A	Actual	0.25%	$1,000.00	$900.73	$1.18
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
B	Actual	1.00%	$1,000.00	$897.32	$4.70
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
C	Actual	1.00%	$1,000.00	$897.92	$4.71
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
I	Actual	0.00%	$1,000.00	$901.69	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R1	Actual	1.00%	$1,000.00	$897.69	$4.71
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
R2	Actual	0.50%	$1,000.00	$899.85	$2.36
	Hypothetical (h)	0.50%	$1,000.00	$1,022.32	$2.51
R3	Actual	0.25%	$1,000.00	$900.98	$1.18
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
R4	Actual	0.00%	$1,000.00	$902.41	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R6	Actual	0.00%	$1,000.00	$902.57	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Expense Tables - continued
MFS LIFETIME 2060 FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/21	Ending Account Value 4/30/22	Expenses Paid During Period (p) 11/01/21-4/30/22
A	Actual	0.25%	$1,000.00	$899.66	$1.18
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
B	Actual	1.00%	$1,000.00	$896.62	$4.70
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
C	Actual	1.00%	$1,000.00	$896.37	$4.70
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
I	Actual	0.00%	$1,000.00	$900.89	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R1	Actual	1.00%	$1,000.00	$896.37	$4.70
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
R2	Actual	0.50%	$1,000.00	$899.07	$2.35
	Hypothetical (h)	0.50%	$1,000.00	$1,022.32	$2.51
R3	Actual	0.25%	$1,000.00	$899.57	$1.18
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
R4	Actual	0.00%	$1,000.00	$900.72	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R6	Actual	0.00%	$1,000.00	$901.39	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Expense Tables - continued
MFS LIFETIME 2065 FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/21	Ending Account Value 4/30/22	Expenses Paid During Period (p) 11/01/21-4/30/22
A	Actual	0.12%	$1,000.00	$898.16	$0.56
	Hypothetical (h)	0.12%	$1,000.00	$1,024.20	$0.60
C	Actual	0.87%	$1,000.00	$895.36	$4.09
	Hypothetical (h)	0.87%	$1,000.00	$1,020.48	$4.36
I	Actual	0.00%	$1,000.00	$899.60	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R1	Actual	0.87%	$1,000.00	$895.35	$4.09
	Hypothetical (h)	0.87%	$1,000.00	$1,020.48	$4.36
R2	Actual	0.37%	$1,000.00	$897.01	$1.74
	Hypothetical (h)	0.37%	$1,000.00	$1,022.96	$1.86
R3	Actual	0.12%	$1,000.00	$898.72	$0.56
	Hypothetical (h)	0.12%	$1,000.00	$1,024.20	$0.60
R4	Actual	0.00%	$1,000.00	$899.60	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R6	Actual	0.00%	$1,000.00	$898.59	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Portfolio of Investments
4/30/22
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
MFS Lifetime Income Fund
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 71.7%
MFS Emerging Markets Debt Fund - Class R6	487,603	$ 6,060,907
MFS Emerging Markets Debt Local Currency Fund - Class R6	1,097,844	5,994,229
MFS Global Opportunistic Bond Fund - Class R6	5,214,380	42,810,062
MFS Government Securities Fund - Class R6	6,630,767	61,201,977
MFS High Income Fund - Class R6	3,949,188	12,202,992
MFS Inflation-Adjusted Bond Fund - Class R6	5,782,898	61,414,378
MFS Limited Maturity Fund - Class R6	21,338,939	123,552,457
MFS Total Return Bond Fund - Class R6	12,201,017	121,888,157
		$ 435,125,159
International Stock Funds – 4.9%
MFS Blended Research International Equity Fund - Class R6	1,286,099	$ 14,893,022
MFS International Growth Fund - Class R6	79,221	2,987,425
MFS International Intrinsic Value Fund - Class R6	68,861	2,978,250
MFS Research International Fund - Class R6	432,960	8,918,970
		$ 29,777,667
Specialty Funds – 4.0%
MFS Commodity Strategy Fund - Class R6	2,194,678	$ 12,356,039
MFS Global Real Estate Fund - Class R6	590,036	11,830,220
		$ 24,186,259
U.S. Stock Funds – 19.2%
MFS Blended Research Core Equity Fund - Class R6	395,460	$ 11,705,628
MFS Blended Research Growth Equity Fund - Class R6	708,077	11,477,935
MFS Blended Research Mid Cap Equity Fund - Class R6	1,440,579	17,517,440
MFS Blended Research Small Cap Equity Fund - Class R6	400,379	5,749,446
MFS Blended Research Value Equity Fund - Class R6	815,150	11,811,522
MFS Growth Fund - Class R6	75,711	11,446,018
MFS Mid Cap Growth Fund - Class R6	338,493	8,604,487
MFS Mid Cap Value Fund - Class R6	294,601	8,808,563
MFS New Discovery Fund - Class R6	105,344	2,880,117
MFS New Discovery Value Fund - Class R6	155,794	2,921,131
MFS Research Fund - Class R6	224,894	11,667,473
MFS Value Fund - Class R6	238,988	11,791,665
		$ 116,381,425
Money Market Funds – 0.2%
MFS Institutional Money Market Portfolio, 0.28% (v)	1,061,965	$ 1,061,965
Total Investment Companies (Identified Cost, $556,702,360)		$ 606,532,475
Other Assets, Less Liabilities – (0.0)%		(113,671)
Net Assets – 100.0%		$ 606,418,804
See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments – continued
MFS Lifetime 2020 Fund
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 71.5%
MFS Emerging Markets Debt Fund - Class R6	227,909	$ 2,832,906
MFS Emerging Markets Debt Local Currency Fund - Class R6	511,808	2,794,473
MFS Global Opportunistic Bond Fund - Class R6	2,428,067	19,934,430
MFS Government Securities Fund - Class R6	3,076,236	28,393,657
MFS High Income Fund - Class R6	1,844,089	5,698,234
MFS Inflation-Adjusted Bond Fund - Class R6	2,680,207	28,463,795
MFS Limited Maturity Fund - Class R6	9,901,518	57,329,791
MFS Total Return Bond Fund - Class R6	5,668,919	56,632,506
		$ 202,079,792
International Stock Funds – 4.9%
MFS Blended Research International Equity Fund - Class R6	605,724	$ 7,014,284
MFS International Growth Fund - Class R6	37,283	1,405,927
MFS International Intrinsic Value Fund - Class R6	32,402	1,401,403
MFS Research International Fund - Class R6	203,581	4,193,776
		$ 14,015,390
Specialty Funds – 4.0%
MFS Commodity Strategy Fund - Class R6	1,026,283	$ 5,777,975
MFS Global Real Estate Fund - Class R6	277,165	5,557,150
		$ 11,335,125
U.S. Stock Funds – 19.5%
MFS Blended Research Core Equity Fund - Class R6	186,774	$ 5,528,517
MFS Blended Research Growth Equity Fund - Class R6	335,036	5,430,927
MFS Blended Research Mid Cap Equity Fund - Class R6	683,363	8,309,693
MFS Blended Research Small Cap Equity Fund - Class R6	189,869	2,726,517
MFS Blended Research Value Equity Fund - Class R6	384,748	5,575,003
MFS Growth Fund - Class R6	35,838	5,417,962
MFS Mid Cap Growth Fund - Class R6	159,926	4,065,327
MFS Mid Cap Value Fund - Class R6	139,462	4,169,908
MFS New Discovery Fund - Class R6	49,669	1,357,947
MFS New Discovery Value Fund - Class R6	73,930	1,386,178
MFS Research Fund - Class R6	106,150	5,507,078
MFS Value Fund - Class R6	112,652	5,558,245
		$ 55,033,302
Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 0.28% (v)	246,227	$ 246,227
Total Investment Companies (Identified Cost, $254,342,829)		$ 282,709,836
Other Assets, Less Liabilities – (0.0)%		(59,414)
Net Assets – 100.0%		$ 282,650,422
See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments – continued
MFS Lifetime 2025 Fund
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 64.3%
MFS Emerging Markets Debt Fund - Class R6	563,620	$ 7,005,802
MFS Emerging Markets Debt Local Currency Fund - Class R6	1,268,163	6,924,168
MFS Global Opportunistic Bond Fund - Class R6	3,565,416	29,272,064
MFS Government Securities Fund - Class R6	4,548,425	41,981,960
MFS High Income Fund - Class R6	4,569,095	14,118,503
MFS Inflation-Adjusted Bond Fund - Class R6	3,962,268	42,079,286
MFS Limited Maturity Fund - Class R6	9,548,086	55,283,420
MFS Total Return Bond Fund - Class R6	6,915,040	69,081,249
		$ 265,746,452
International Stock Funds – 6.9%
MFS Blended Research International Equity Fund - Class R6	1,243,155	$ 14,395,742
MFS International Growth Fund - Class R6	91,324	3,443,816
MFS International Intrinsic Value Fund - Class R6	79,677	3,446,023
MFS Research International Fund - Class R6	363,776	7,493,796
		$ 28,779,377
Specialty Funds – 4.0%
MFS Commodity Strategy Fund - Class R6	1,495,004	$ 8,416,875
MFS Global Real Estate Fund - Class R6	403,237	8,084,897
		$ 16,501,772
U.S. Stock Funds – 24.6%
MFS Blended Research Core Equity Fund - Class R6	364,277	$ 10,782,613
MFS Blended Research Growth Equity Fund - Class R6	647,747	10,499,972
MFS Blended Research Mid Cap Equity Fund - Class R6	1,215,263	14,777,601
MFS Blended Research Small Cap Equity Fund - Class R6	275,200	3,951,872
MFS Blended Research Value Equity Fund - Class R6	751,070	10,883,003
MFS Growth Fund - Class R6	69,105	10,447,231
MFS Mid Cap Growth Fund - Class R6	285,210	7,250,048
MFS Mid Cap Value Fund - Class R6	248,627	7,433,952
MFS New Discovery Fund - Class R6	71,615	1,957,953
MFS New Discovery Value Fund - Class R6	107,073	2,007,626
MFS Research Fund - Class R6	207,298	10,754,605
MFS Value Fund - Class R6	220,401	10,874,564
		$ 101,621,040
Money Market Funds – 0.2%
MFS Institutional Money Market Portfolio, 0.28% (v)	786,735	$ 786,735
Total Investment Companies (Identified Cost, $384,274,773)		$ 413,435,376
Other Assets, Less Liabilities – (0.0)%		(50,925)
Net Assets – 100.0%		$ 413,384,451
See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments – continued
MFS Lifetime 2030 Fund
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 47.1%
MFS Emerging Markets Debt Fund - Class R6	1,583,964	$ 19,688,678
MFS Emerging Markets Debt Local Currency Fund - Class R6	2,650,812	14,473,431
MFS Global Opportunistic Bond Fund - Class R6	5,065,072	41,584,240
MFS Government Securities Fund - Class R6	8,068,446	74,471,760
MFS High Income Fund - Class R6	9,590,879	29,635,816
MFS Inflation-Adjusted Bond Fund - Class R6	5,593,406	59,401,973
MFS Limited Maturity Fund - Class R6	3,978,797	23,037,233
MFS Total Return Bond Fund - Class R6	8,021,107	80,130,856
		$ 342,423,987
International Stock Funds – 11.4%
MFS Blended Research International Equity Fund - Class R6	3,348,849	$ 38,779,672
MFS International Growth Fund - Class R6	256,778	9,683,106
MFS International Intrinsic Value Fund - Class R6	223,994	9,687,739
MFS International New Discovery Fund - Class R6	156,949	5,011,385
MFS Research International Fund - Class R6	937,140	19,305,075
		$ 82,466,977
Specialty Funds – 5.5%
MFS Commodity Strategy Fund - Class R6	3,665,665	$ 20,637,693
MFS Global Real Estate Fund - Class R6	964,492	19,338,072
		$ 39,975,765
U.S. Stock Funds – 35.9%
MFS Blended Research Core Equity Fund - Class R6	883,648	$ 26,155,986
MFS Blended Research Growth Equity Fund - Class R6	1,568,699	25,428,615
MFS Blended Research Mid Cap Equity Fund - Class R6	3,559,425	43,282,606
MFS Blended Research Small Cap Equity Fund - Class R6	657,115	9,436,167
MFS Blended Research Value Equity Fund - Class R6	1,828,813	26,499,506
MFS Growth Fund - Class R6	167,517	25,325,250
MFS Mid Cap Growth Fund - Class R6	829,838	21,094,491
MFS Mid Cap Value Fund - Class R6	729,080	21,799,501
MFS New Discovery Fund - Class R6	170,292	4,655,782
MFS New Discovery Value Fund - Class R6	256,881	4,816,515
MFS Research Fund - Class R6	502,507	26,070,056
MFS Value Fund - Class R6	535,213	26,407,386
		$ 260,971,861
Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 0.28% (v)	841,299	$ 841,299
Total Investment Companies (Identified Cost, $611,523,067)		$ 726,679,889
Other Assets, Less Liabilities – (0.0)%		(109,232)
Net Assets – 100.0%		$ 726,570,657
See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments – continued
MFS Lifetime 2035 Fund
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 26.6%
MFS Emerging Markets Debt Fund - Class R6	1,153,724	$ 14,340,782
MFS Emerging Markets Debt Local Currency Fund - Class R6	1,733,913	9,467,167
MFS Global Opportunistic Bond Fund - Class R6	2,123,869	17,436,968
MFS Government Securities Fund - Class R6	1,602,542	14,791,461
MFS High Income Fund - Class R6	6,243,294	19,291,780
MFS Inflation-Adjusted Bond Fund - Class R6	2,570,286	27,296,432
MFS Total Return Bond Fund - Class R6	2,321,837	23,195,151
		$ 125,819,741
International Stock Funds – 17.8%
MFS Blended Research Emerging Markets Equity Fund - Class R6	127,157	$ 1,653,042
MFS Blended Research International Equity Fund - Class R6	3,149,337	36,469,319
MFS Emerging Markets Equity Fund - Class R6	52,182	1,651,576
MFS International Growth Fund - Class R6	274,635	10,356,498
MFS International Intrinsic Value Fund - Class R6	238,539	10,316,796
MFS International New Discovery Fund - Class R6	250,430	7,996,231
MFS Research International Fund - Class R6	763,538	15,728,873
		$ 84,172,335
Specialty Funds – 7.8%
MFS Commodity Strategy Fund - Class R6	3,467,038	$ 19,519,425
MFS Global Real Estate Fund - Class R6	878,066	17,605,232
		$ 37,124,657
U.S. Stock Funds – 47.7%
MFS Blended Research Core Equity Fund - Class R6	738,765	$ 21,867,447
MFS Blended Research Growth Equity Fund - Class R6	1,331,190	21,578,585
MFS Blended Research Mid Cap Equity Fund - Class R6	3,230,789	39,286,395
MFS Blended Research Small Cap Equity Fund - Class R6	592,502	8,508,325
MFS Blended Research Value Equity Fund - Class R6	1,528,001	22,140,738
MFS Growth Fund - Class R6	142,454	21,536,165
MFS Mid Cap Growth Fund - Class R6	756,632	19,233,587
MFS Mid Cap Value Fund - Class R6	659,873	19,730,215
MFS New Discovery Fund - Class R6	155,161	4,242,088
MFS New Discovery Value Fund - Class R6	230,004	4,312,581
MFS Research Fund - Class R6	419,924	21,785,630
MFS Value Fund - Class R6	446,294	22,020,168
		$ 226,241,924
Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 0.28% (v)	300,295	$ 300,295
Total Investment Companies (Identified Cost, $404,793,579)		$ 473,658,952
Other Assets, Less Liabilities – 0.0%		45,024
Net Assets – 100.0%		$ 473,703,976
See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments – continued
MFS Lifetime 2040 Fund
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 14.9%
MFS Emerging Markets Debt Fund - Class R6	900,850	$ 11,197,569
MFS Emerging Markets Debt Local Currency Fund - Class R6	1,353,824	7,391,878
MFS Global Opportunistic Bond Fund - Class R6	1,376,599	11,301,874
MFS High Income Fund - Class R6	4,869,646	15,047,206
MFS Inflation-Adjusted Bond Fund - Class R6	2,269,348	24,100,473
MFS Total Return Bond Fund - Class R6	1,625,953	16,243,273
		$ 85,282,273
International Stock Funds – 22.8%
MFS Blended Research Emerging Markets Equity Fund - Class R6	296,879	$ 3,859,421
MFS Blended Research International Equity Fund - Class R6	4,629,679	53,611,685
MFS Emerging Markets Equity Fund - Class R6	121,366	3,841,219
MFS International Growth Fund - Class R6	431,864	16,285,597
MFS International Intrinsic Value Fund - Class R6	372,727	16,120,441
MFS International New Discovery Fund - Class R6	480,643	15,346,929
MFS Research International Fund - Class R6	1,011,182	20,830,358
		$ 129,895,650
Specialty Funds – 9.1%
MFS Commodity Strategy Fund - Class R6	4,844,397	$ 27,273,956
MFS Global Real Estate Fund - Class R6	1,244,168	24,945,572
		$ 52,219,528
U.S. Stock Funds – 53.1%
MFS Blended Research Core Equity Fund - Class R6	956,502	$ 28,312,455
MFS Blended Research Growth Equity Fund - Class R6	1,774,779	28,769,174
MFS Blended Research Mid Cap Equity Fund - Class R6	4,371,631	53,159,033
MFS Blended Research Small Cap Equity Fund - Class R6	845,530	12,141,806
MFS Blended Research Value Equity Fund - Class R6	2,044,904	29,630,663
MFS Growth Fund - Class R6	189,455	28,641,829
MFS Mid Cap Growth Fund - Class R6	1,021,585	25,968,686
MFS Mid Cap Value Fund - Class R6	889,544	26,597,356
MFS New Discovery Fund - Class R6	220,400	6,025,744
MFS New Discovery Value Fund - Class R6	327,205	6,135,094
MFS Research Fund - Class R6	543,741	28,209,288
MFS Value Fund - Class R6	597,588	29,484,992
		$ 303,076,120
Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 0.28% (v)	352,442	$ 352,442
Total Investment Companies (Identified Cost, $430,374,535)		$ 570,826,013
Other Assets, Less Liabilities – (0.0)%		(85,800)
Net Assets – 100.0%		$ 570,740,213
See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments – continued
MFS Lifetime 2045 Fund
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 7.4%
MFS Emerging Markets Debt Fund - Class R6	130,216	$ 1,618,580
MFS Emerging Markets Debt Local Currency Fund - Class R6	196,177	1,071,127
MFS Global Opportunistic Bond Fund - Class R6	198,623	1,630,698
MFS High Income Fund - Class R6	702,812	2,171,688
MFS Inflation-Adjusted Bond Fund - Class R6	975,022	10,354,733
MFS Total Return Bond Fund - Class R6	916,483	9,155,665
		$ 26,002,491
International Stock Funds – 26.7%
MFS Blended Research Emerging Markets Equity Fund - Class R6	251,156	$ 3,265,023
MFS Blended Research International Equity Fund - Class R6	3,217,256	37,255,821
MFS Emerging Markets Equity Fund - Class R6	102,994	3,259,767
MFS International Growth Fund - Class R6	311,662	11,752,791
MFS International Intrinsic Value Fund - Class R6	270,105	11,682,049
MFS International New Discovery Fund - Class R6	405,558	12,949,456
MFS Research International Fund - Class R6	664,499	13,688,692
		$ 93,853,599
Specialty Funds – 10.5%
MFS Commodity Strategy Fund - Class R6	3,487,227	$ 19,633,090
MFS Global Real Estate Fund - Class R6	856,814	17,179,117
		$ 36,812,207
U.S. Stock Funds – 55.3%
MFS Blended Research Core Equity Fund - Class R6	585,925	$ 17,343,389
MFS Blended Research Growth Equity Fund - Class R6	1,139,416	18,469,926
MFS Blended Research Mid Cap Equity Fund - Class R6	2,824,939	34,351,259
MFS Blended Research Small Cap Equity Fund - Class R6	577,347	8,290,707
MFS Blended Research Value Equity Fund - Class R6	1,316,086	19,070,087
MFS Growth Fund - Class R6	121,901	18,428,930
MFS Mid Cap Growth Fund - Class R6	659,338	16,760,372
MFS Mid Cap Value Fund - Class R6	575,537	17,208,543
MFS New Discovery Fund - Class R6	151,106	4,131,238
MFS New Discovery Value Fund - Class R6	224,110	4,202,065
MFS Research Fund - Class R6	332,857	17,268,649
MFS Value Fund - Class R6	384,028	18,947,922
		$ 194,473,087
Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 0.28% (v)	370,745	$ 370,745
Total Investment Companies (Identified Cost, $293,813,611)		$ 351,512,129
Other Assets, Less Liabilities – (0.0)%		(52,094)
Net Assets – 100.0%		$ 351,460,035
See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments – continued
MFS Lifetime 2050 Fund
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 5.1%
MFS Inflation-Adjusted Bond Fund - Class R6	816,966	$ 8,676,178
MFS Total Return Bond Fund - Class R6	858,939	8,580,801
		$ 17,256,979
International Stock Funds – 28.0%
MFS Blended Research Emerging Markets Equity Fund - Class R6	262,417	$ 3,411,427
MFS Blended Research International Equity Fund - Class R6	3,215,953	37,240,734
MFS Emerging Markets Equity Fund - Class R6	107,821	3,412,530
MFS International Growth Fund - Class R6	314,696	11,867,190
MFS International Intrinsic Value Fund - Class R6	273,000	11,807,261
MFS International New Discovery Fund - Class R6	424,240	13,545,971
MFS Research International Fund - Class R6	654,959	13,492,158
		$ 94,777,271
Specialty Funds – 10.8%
MFS Commodity Strategy Fund - Class R6	3,443,035	$ 19,384,284
MFS Global Real Estate Fund - Class R6	849,945	17,041,408
		$ 36,425,692
U.S. Stock Funds – 56.0%
MFS Blended Research Core Equity Fund - Class R6	563,237	$ 16,671,828
MFS Blended Research Growth Equity Fund - Class R6	1,114,873	18,072,086
MFS Blended Research Mid Cap Equity Fund - Class R6	2,756,280	33,516,363
MFS Blended Research Small Cap Equity Fund - Class R6	574,756	8,253,490
MFS Blended Research Value Equity Fund - Class R6	1,281,391	18,567,362
MFS Growth Fund - Class R6	119,451	18,058,648
MFS Mid Cap Growth Fund - Class R6	647,495	16,459,315
MFS Mid Cap Value Fund - Class R6	561,419	16,786,442
MFS New Discovery Fund - Class R6	150,651	4,118,791
MFS New Discovery Value Fund - Class R6	222,644	4,174,567
MFS Research Fund - Class R6	320,392	16,621,965
MFS Value Fund - Class R6	374,202	18,463,133
		$ 189,763,990
Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 0.28% (v)	342,745	$ 342,745
Total Investment Companies (Identified Cost, $270,798,801)		$ 338,566,677
Other Assets, Less Liabilities – (0.0)%		(52,795)
Net Assets – 100.0%		$ 338,513,882
See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments – continued
MFS Lifetime 2055 Fund
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 5.1%
MFS Inflation-Adjusted Bond Fund - Class R6	493,411	$ 5,240,023
MFS Total Return Bond Fund - Class R6	518,173	5,176,549
		$ 10,416,572
International Stock Funds – 27.9%
MFS Blended Research Emerging Markets Equity Fund - Class R6	157,770	$ 2,051,008
MFS Blended Research International Equity Fund - Class R6	1,933,594	22,391,014
MFS Emerging Markets Equity Fund - Class R6	64,786	2,050,488
MFS International Growth Fund - Class R6	189,180	7,133,979
MFS International Intrinsic Value Fund - Class R6	164,616	7,119,649
MFS International New Discovery Fund - Class R6	255,641	8,162,609
MFS Research International Fund - Class R6	394,199	8,120,509
		$ 57,029,256
Specialty Funds – 10.8%
MFS Commodity Strategy Fund - Class R6	2,100,348	$ 11,824,961
MFS Global Real Estate Fund - Class R6	509,065	10,206,748
		$ 22,031,709
U.S. Stock Funds – 56.1%
MFS Blended Research Core Equity Fund - Class R6	340,138	$ 10,068,073
MFS Blended Research Growth Equity Fund - Class R6	674,692	10,936,760
MFS Blended Research Mid Cap Equity Fund - Class R6	1,659,544	20,180,051
MFS Blended Research Small Cap Equity Fund - Class R6	347,151	4,985,091
MFS Blended Research Value Equity Fund - Class R6	770,333	11,162,121
MFS Growth Fund - Class R6	72,306	10,931,160
MFS Mid Cap Growth Fund - Class R6	390,866	9,935,823
MFS Mid Cap Value Fund - Class R6	338,359	10,116,935
MFS New Discovery Fund - Class R6	91,019	2,488,472
MFS New Discovery Value Fund - Class R6	134,397	2,519,938
MFS Research Fund - Class R6	193,653	10,046,739
MFS Value Fund - Class R6	225,515	11,126,903
		$ 114,498,066
Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 0.28% (v)	234,418	$ 234,418
Total Investment Companies (Identified Cost, $177,037,899)		$ 204,210,021
Other Assets, Less Liabilities – (0.0)%		(44,508)
Net Assets – 100.0%		$ 204,165,513
See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments – continued
MFS Lifetime 2060 Fund
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.1%
Bond Funds – 5.1%
MFS Inflation-Adjusted Bond Fund - Class R6	191,796	$ 2,036,881
MFS Total Return Bond Fund - Class R6	201,758	2,015,561
		$ 4,052,442
International Stock Funds – 28.1%
MFS Blended Research Emerging Markets Equity Fund - Class R6	61,943	$ 805,259
MFS Blended Research International Equity Fund - Class R6	755,100	8,744,055
MFS Emerging Markets Equity Fund - Class R6	25,535	808,192
MFS International Growth Fund - Class R6	74,021	2,791,325
MFS International Intrinsic Value Fund - Class R6	64,280	2,780,109
MFS International New Discovery Fund - Class R6	99,632	3,181,249
MFS Research International Fund - Class R6	154,098	3,174,421
		$ 22,284,610
Specialty Funds – 10.3%
MFS Commodity Strategy Fund - Class R6	753,100	$ 4,239,956
MFS Global Real Estate Fund - Class R6	195,981	3,929,413
		$ 8,169,369
U.S. Stock Funds – 56.5%
MFS Blended Research Core Equity Fund - Class R6	132,579	$ 3,924,341
MFS Blended Research Growth Equity Fund - Class R6	265,377	4,301,765
MFS Blended Research Mid Cap Equity Fund - Class R6	644,746	7,840,106
MFS Blended Research Small Cap Equity Fund - Class R6	136,280	1,956,988
MFS Blended Research Value Equity Fund - Class R6	298,408	4,323,930
MFS Growth Fund - Class R6	28,513	4,310,622
MFS Mid Cap Growth Fund - Class R6	153,840	3,910,612
MFS Mid Cap Value Fund - Class R6	131,379	3,928,243
MFS New Discovery Fund - Class R6	35,882	981,012
MFS New Discovery Value Fund - Class R6	52,444	983,319
MFS Research Fund - Class R6	75,620	3,923,159
MFS Value Fund - Class R6	87,523	4,318,370
		$ 44,702,467
Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 0.28% (v)	43,353	$ 43,353
Total Investment Companies (Identified Cost, $76,693,890)		$ 79,252,241
Other Assets, Less Liabilities – (0.1)%		(45,855)
Net Assets – 100.0%		$ 79,206,386
See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments – continued
MFS Lifetime 2065 Fund
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 102.3%
Bond Funds – 5.1%
MFS Inflation-Adjusted Bond Fund - Class R6	2,883	$ 30,618
MFS Total Return Bond Fund - Class R6	3,065	30,614
		$ 61,232
International Stock Funds – 28.6%
MFS Blended Research Emerging Markets Equity Fund - Class R6	942	$ 12,246
MFS Blended Research International Equity Fund - Class R6	11,631	134,683
MFS Emerging Markets Equity Fund - Class R6	387	12,247
MFS International Growth Fund - Class R6	1,136	42,855
MFS International Intrinsic Value Fund - Class R6	991	42,853
MFS International New Discovery Fund - Class R6	1,534	48,977
MFS Research International Fund - Class R6	2,377	48,974
		$ 342,835
Specialty Funds – 10.3%
MFS Commodity Strategy Fund - Class R6	11,033	$ 62,117
MFS Global Real Estate Fund - Class R6	3,053	61,204
		$ 123,321
U.S. Stock Funds – 58.3%
MFS Blended Research Core Equity Fund - Class R6	2,068	$ 61,203
MFS Blended Research Growth Equity Fund - Class R6	4,153	67,315
MFS Blended Research Mid Cap Equity Fund - Class R6	10,066	122,400
MFS Blended Research Small Cap Equity Fund - Class R6	2,131	30,597
MFS Blended Research Value Equity Fund - Class R6	4,646	67,326
MFS Growth Fund - Class R6	445	67,319
MFS Mid Cap Growth Fund - Class R6	2,407	61,193
MFS Mid Cap Value Fund - Class R6	2,047	61,203
MFS New Discovery Fund - Class R6	559	15,298
MFS New Discovery Value Fund - Class R6	816	15,301
MFS Research Fund - Class R6	1,180	61,202
MFS Value Fund - Class R6	1,364	67,323
		$ 697,680
Money Market Funds – 0.0%
MFS Institutional Money Market Portfolio, 0.28% (v)	285	$ 285
Total Investment Companies (Identified Cost, $1,410,278)		$ 1,225,353
Other Assets, Less Liabilities – (2.3)%		(27,434)
Net Assets – 100.0%		$ 1,197,919
Portfolio Footnotes:
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of each fund’s investments in affiliated issuers were as follows:
Affiliated Issuers
MFS Lifetime Income Fund	$606,532,475
MFS Lifetime 2020 Fund	282,709,836
MFS Lifetime 2025 Fund	413,435,376
MFS Lifetime 2030 Fund	726,679,889
MFS Lifetime 2035 Fund	473,658,952
MFS Lifetime 2040 Fund	570,826,013
MFS Lifetime 2045 Fund	351,512,129
MFS Lifetime 2050 Fund	338,566,677
MFS Lifetime 2055 Fund	204,210,021
MFS Lifetime 2060 Fund	79,252,241
MFS Lifetime 2065 Fund	1,225,353

Portfolio of Investments – continued
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See Notes to Financial Statements

Financial Statements
Statements of Assets and Liabilities
At 4/30/22
These statements represent each fund's balance sheet, which details the assets and liabilities comprising the total value of each fund.
	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund
Assets
Investments in affiliated issuers, at value (identified cost, $556,702,360, $254,342,829, $384,274,773, and $611,523,067, respectively)	$606,532,475	$282,709,836	$413,435,376	$726,679,889
Receivables for
Investments sold	162,242	308,746	355,031	360,819
Fund shares sold	439,956	159,283	754,235	877,606
Receivable from investment adviser	115,362	64,355	94,823	126,653
Other assets	1,421	1,099	1,034	2,214
Total assets	$607,251,456	$283,243,319	$414,640,499	$728,047,181
Liabilities
Payables for
Distributions	$40,123	$—	$—	$—
Investments purchased	160,865	—	611,218	210,940
Fund shares reacquired	390,276	465,690	505,712	1,034,701
Payable to affiliates
Administrative services fee	142	142	142	142
Shareholder servicing costs	156,802	70,371	83,331	161,923
Distribution and service fees	11,452	3,738	3,935	9,477
Program manager fee	717	—	—	—
Payable for independent Trustees' compensation	14	13	12	13
Accrued expenses and other liabilities	72,261	52,943	51,698	59,328
Total liabilities	$832,652	$592,897	$1,256,048	$1,476,524
Net assets	$606,418,804	$282,650,422	$413,384,451	$726,570,657
Net assets consist of
Paid-in capital	$562,148,447	$254,836,095	$377,026,220	$599,703,279
Total distributable earnings (loss)	44,270,357	27,814,327	36,358,231	126,867,378
Net assets	$606,418,804	$282,650,422	$413,384,451	$726,570,657

Statements of Assets and Liabilities – continued
	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund
Net assets
Class A	$166,306,966	$38,942,017	$26,794,097	$78,464,133
Class B	1,913,945	1,257,869	1,155,908	4,397,687
Class C	55,414,578	4,394,885	3,570,845	10,573,047
Class I	45,107,934	3,421,145	4,103,663	6,551,553
Class R1	1,778,673	1,643,263	309,740	4,148,005
Class R2	7,980,934	23,871,393	16,771,082	51,967,543
Class R3	61,646,892	64,461,409	109,419,965	196,296,898
Class R4	11,699,885	26,700,220	34,088,527	58,095,179
Class R6	81,457,005	117,958,221	217,170,624	316,076,612
Class 529A	173,111,992	—	—	—
Total net assets	$606,418,804	$282,650,422	$413,384,451	$726,570,657
Shares of beneficial interest outstanding
Class A	13,327,331	3,119,985	2,002,123	4,895,142
Class B	153,364	100,848	87,000	278,059
Class C	4,442,727	358,313	270,499	674,066
Class I	3,613,736	271,815	305,475	406,440
Class R1	142,358	131,212	23,047	261,016
Class R2	639,332	1,923,503	1,256,563	3,272,267
Class R3	4,940,200	5,160,549	8,186,994	12,286,153
Class R4	937,848	2,120,643	2,530,066	3,593,461
Class R6	6,508,443	9,382,871	16,125,254	19,567,400
Class 529A	17,117,917	—	—	—
Total shares of beneficial interest outstanding	51,823,256	22,569,739	30,787,021	45,234,004
Class A shares
Net asset value per share (net assets / shares of beneficial interest outstanding)	$12.48	$12.48	$13.38	$16.03
Offering price per share (100 / 95.75 x net asset value per share)	$13.03	$—	$—	$—
Offering price per share (100 / 94.25 x net asset value per share)	$—	$13.24	$14.20	$17.01
Class B shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$12.48	$12.47	$13.29	$15.82
Class C shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$12.47	$12.27	$13.20	$15.69
Class I shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$12.48	$12.59	$13.43	$16.12
Class R1 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$12.49	$12.52	$13.44	$15.89
Class R2 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$12.48	$12.41	$13.35	$15.88
Class R3 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$12.48	$12.49	$13.37	$15.98
Class R4 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$12.48	$12.59	$13.47	$16.17

Statements of Assets and Liabilities – continued
	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund
Class R6 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$12.52	$12.57	$13.47	$16.15
Class 529A shares
Net asset value and redemption price per share (net assets / shares of beneficial interest outstanding)	$10.11	$—	$—	$—
Offering price per share (100 / 95.75 x net asset value per share)	$10.56	$—	$—	$—
On sales of $100,000 or more, the maximum offering price of Class A and Class 529A shares is reduced for the MFS Lifetime Income Fund. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced for all other funds. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.
See Notes to Financial Statements

Statements of Assets and Liabilities – continued
At 4/30/22	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund
Assets
Investments in affiliated issuers, at value (identified cost, $404,793,579, $430,374,535, $293,813,611, and $270,798,801, respectively)	$473,658,952	$570,826,013	$351,512,129	$338,566,677
Receivables for
Investments sold	—	59,406	58,559	—
Fund shares sold	1,298,954	1,230,689	822,592	1,455,665
Receivable from investment adviser	114,317	121,241	93,666	93,009
Other assets	1,133	1,876	910	893
Total assets	$475,073,356	$572,239,225	$352,487,856	$340,116,244
Liabilities
Payables for
Investments purchased	$1,146,430	$1,042,385	$485,570	$1,181,164
Fund shares reacquired	63,807	254,988	405,557	277,895
Payable to affiliates
Administrative services fee	142	142	142	142
Shareholder servicing costs	100,730	136,598	81,320	86,299
Distribution and service fees	4,740	7,682	3,809	4,179
Payable for independent Trustees' compensation	14	14	15	15
Accrued expenses and other liabilities	53,517	57,203	51,408	52,668
Total liabilities	$1,369,380	$1,499,012	$1,027,821	$1,602,362
Net assets	$473,703,976	$570,740,213	$351,460,035	$338,513,882
Net assets consist of
Paid-in capital	$394,361,379	$419,439,607	$285,789,567	$262,202,298
Total distributable earnings (loss)	79,342,597	151,300,606	65,670,468	76,311,584
Net assets	$473,703,976	$570,740,213	$351,460,035	$338,513,882

Statements of Assets and Liabilities – continued
	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund
Net assets
Class A	$29,272,361	$50,245,202	$19,763,165	$22,760,816
Class B	1,370,401	2,641,460	736,437	1,265,418
Class C	3,412,714	7,809,447	2,027,289	3,223,011
Class I	1,364,793	5,128,638	2,458,064	1,444,697
Class R1	931,596	4,001,268	398,225	730,832
Class R2	17,074,812	44,155,285	11,276,027	19,077,973
Class R3	142,758,075	171,588,666	127,222,559	118,075,556
Class R4	39,766,364	41,620,639	20,667,637	24,207,045
Class R6	237,752,860	243,549,608	166,910,632	147,728,534
Total net assets	$473,703,976	$570,740,213	$351,460,035	$338,513,882
Shares of beneficial interest outstanding
Class A	1,760,106	2,787,287	1,115,196	1,068,774
Class B	82,960	147,431	41,832	60,374
Class C	208,155	442,625	115,837	154,707
Class I	81,777	282,210	137,916	67,911
Class R1	56,159	224,502	22,538	34,950
Class R2	1,026,371	2,464,902	638,522	906,080
Class R3	8,572,392	9,521,921	7,186,303	5,592,148
Class R4	2,370,565	2,279,701	1,158,333	1,136,017
Class R6	14,179,902	13,353,274	9,366,421	6,940,366
Total shares of beneficial interest outstanding	28,338,387	31,503,853	19,782,898	15,961,327
Class A shares
Net asset value per share (net assets / shares of beneficial interest outstanding)	$16.63	$18.03	$17.72	$21.30
Offering price per share (100 / 94.25 x net asset value per share)	$17.64	$19.13	$18.80	$22.60
Class B shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$16.52	$17.92	$17.60	$20.96
Class C shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$16.40	$17.64	$17.50	$20.83
Class I shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$16.69	$18.17	$17.82	$21.27
Class R1 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$16.59	$17.82	$17.67	$20.91
Class R2 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$16.64	$17.91	$17.66	$21.06
Class R3 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$16.65	$18.02	$17.70	$21.11
Class R4 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$16.78	$18.26	$17.84	$21.31

Statements of Assets and Liabilities – continued
	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund
Class R6 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$16.77	$18.24	$17.82	$21.29
On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.
See Notes to Financial Statements

Statements of Assets and Liabilities – continued
At 4/30/22	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
Assets
Investments in affiliated issuers, at value (identified cost, $177,037,899, $76,693,890, and $1,410,278, respectively)	$204,210,021	$79,252,241	$1,225,353
Receivables for
Investments sold	49,064	—	—
Fund shares sold	845,650	358,487	52,631
Receivable from investment adviser	66,428	38,017	7,767
Other assets	602	303	48
Total assets	$205,171,765	$79,649,048	$1,285,799
Liabilities
Payables for
Investments purchased	$720,414	$358,825	$52,915
Fund shares reacquired	175,695	13,035	—
Payable to affiliates
Administrative services fee	142	142	144
Shareholder servicing costs	57,262	22,349	267
Distribution and service fees	2,538	947	15
Payable for independent Trustees' compensation	13	14	2
Accrued expenses and other liabilities	50,188	47,350	34,537
Total liabilities	$1,006,252	$442,662	$87,880
Net assets	$204,165,513	$79,206,386	$1,197,919
Net assets consist of
Paid-in capital	$172,212,537	$74,803,986	$1,347,284
Total distributable earnings (loss)	31,952,976	4,402,400	(149,365)
Net assets	$204,165,513	$79,206,386	$1,197,919

Statements of Assets and Liabilities – continued
	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
Net assets
Class A	$15,144,301	$8,023,201	$240,003
Class B	589,915	179,123	—
Class C	2,426,187	890,685	51,689
Class I	511,623	294,806	46,246
Class R1	701,231	82,367	45,018
Class R2	8,981,177	2,106,929	60,272
Class R3	73,743,378	28,504,774	45,242
Class R4	14,606,177	3,227,161	45,317
Class R6	87,461,524	35,897,340	664,132
Total net assets	$204,165,513	$79,206,386	$1,197,919
Shares of beneficial interest outstanding
Class A	827,332	551,849	27,649
Class B	32,374	12,340	—
Class C	134,366	61,808	5,964
Class I	27,905	20,122	5,318
Class R1	38,663	5,654	5,195
Class R2	491,042	145,146	6,944
Class R3	4,027,573	1,957,924	5,207
Class R4	790,978	220,457	5,211
Class R6	4,737,250	2,446,316	76,381
Total shares of beneficial interest outstanding	11,107,483	5,421,616	137,869
Class A shares
Net asset value per share (net assets / shares of beneficial interest outstanding)	$18.30	$14.54	$8.68
Offering price per share (100 / 94.25 x net asset value per share)	$19.42	$15.43	$9.21
Class B shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$18.22	$14.52	$—
Class C shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$18.06	$14.41	$8.67
Class I shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$18.33	$14.65	$8.70
Class R1 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$18.14	$14.57	$8.67
Class R2 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$18.29	$14.52	$8.68
Class R3 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$18.31	$14.56	$8.69
Class R4 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$18.47	$14.64	$8.70

Statements of Assets and Liabilities – continued
	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
Class R6 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$18.46	$14.67	$8.69
On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.
See Notes to Financial Statements

Financial Statements
Statements of Operations
Year ended 4/30/22
These statements describe how much each fund earned in investment income and accrued in expenses. They also describe any gains or losses generated by each fund’s operations.
	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Net investment income (loss)
Dividends from affiliated issuers	$23,558,353	$11,277,162	$16,943,368	$32,399,089	$23,264,774
Other	92	59	65	95	61
Excess expense reimbursement from investment adviser	102,986	185,225	342,166	456,649	358,144
Total investment income	$23,661,431	$11,462,446	$17,285,599	$32,855,833	$23,622,979
Expenses
Distribution and service fees	$2,073,848	$537,308	$522,579	$1,246,772	$602,996
Shareholder servicing costs	816,606	342,969	392,900	745,149	470,506
Program manager fees	95,423	—	—	—	—
Administrative services fee	17,500	17,500	17,500	17,500	17,500
Independent Trustees' compensation	10,160	6,055	7,620	11,416	7,943
Custodian fee	28,723	9,142	10,984	16,477	11,706
Shareholder communications	16,448	7,533	6,659	11,148	8,083
Audit and tax fees	42,149	40,331	39,504	40,410	39,502
Legal fees	6,636	5,000	2,196	3,360	2,211
Registration fees	137,515	127,114	128,488	138,946	130,096
NASDAQ fee	9,300	7,200	7,200	7,200	7,200
N-CEN/N-PORT preparation fees	11,000	11,000	11,000	11,000	11,000
Miscellaneous	19,220	16,654	17,743	20,780	17,916
Total expenses	$3,284,528	$1,127,806	$1,164,373	$2,270,158	$1,326,659
Reduction of expenses by investment adviser and distributor	(1,238,639)	(599,068)	(639,942)	(1,029,531)	(721,698)
Net expenses	$2,045,889	$528,738	$524,431	$1,240,627	$604,961
Net investment income (loss)	$21,615,542	$10,933,708	$16,761,168	$31,615,206	$23,018,018
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Investments in affiliated issuers	$11,703,422	$10,649,509	$11,935,022	$23,330,222	$9,459,696
Capital gain distributions from affiliated issuers	12,058,297	5,717,220	10,084,466	24,047,074	19,535,817
Net realized gain (loss)	$23,761,719	$16,366,729	$22,019,488	$47,377,296	$28,995,513
Change in unrealized appreciation or depreciation
Affiliated issuers	$(73,559,442)	$(38,724,620)	$(55,472,776)	$(108,414,506)	$(68,863,615)
Net realized and unrealized gain (loss)	$(49,797,723)	$(22,357,891)	$(33,453,288)	$(61,037,210)	$(39,868,102)
Change in net assets from operations	$(28,182,181)	$(11,424,183)	$(16,692,120)	$(29,422,004)	$(16,850,084)
See Notes to Financial Statements

Statements of Operations – continued
Year ended 4/30/22	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund (c)
Net investment income (loss)
Dividends from affiliated issuers	$29,632,900	$17,715,528	$17,262,363	$10,085,385	$3,531,691	$41,786
Other	70	49	50	33	14	—
Excess expense reimbursement from investment adviser	352,586	250,135	218,814	126,805	45,169	599
Total investment income	$29,985,556	$17,965,712	$17,481,227	$10,212,223	$3,576,874	$42,385
Expenses
Distribution and service fees	$980,047	$450,751	$533,957	$313,073	$96,673	$1,112
Shareholder servicing costs	626,951	372,505	409,706	272,851	105,216	1,438
Administrative services fee	17,500	17,500	17,500	17,500	17,500	11,604
Independent Trustees' compensation	9,337	6,349	6,335	4,487	2,858	1,359
Custodian fee	13,816	9,490	9,546	6,750	4,372	6,401
Shareholder communications	10,456	8,310	10,898	9,239	9,382	2,983
Audit and tax fees	40,375	39,477	39,686	39,449	38,755	21,800
Legal fees	2,639	1,639	1,793	1,008	374	21
Registration fees	134,679	133,617	131,260	124,429	123,873	12,224
NASDAQ fee	7,200	7,200	7,200	7,200	7,200	6,400
N-CEN/N-PORT preparation fees	11,000	11,000	11,000	11,000	11,000	7,333
Miscellaneous	18,737	16,905	16,992	15,580	14,254	7,829
Total expenses	$1,872,737	$1,074,743	$1,195,873	$822,566	$431,457	$80,504
Reduction of expenses by investment adviser and distributor	(890,966)	(622,479)	(660,556)	(508,682)	(334,533)	(79,664)
Net expenses	$981,771	$452,264	$535,317	$313,884	$96,924	$840
Net investment income (loss)	$29,003,785	$17,513,448	$16,945,910	$9,898,339	$3,479,950	$41,545
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Investments in affiliated issuers	$13,608,160	$5,814,728	$8,286,028	$2,624,127	$(105,491)	$(4,931)
Capital gain distributions from affiliated issuers	26,603,693	16,395,106	16,265,447	9,433,547	3,296,615	39,795
Net realized gain (loss)	$40,211,853	$22,209,834	$24,551,475	$12,057,674	$3,191,124	$34,864
Change in unrealized appreciation or depreciation
Affiliated issuers	$(88,442,373)	$(50,689,207)	$(51,421,231)	$(28,453,984)	$(10,062,604)	$(184,925)
Net realized and unrealized gain (loss)	$(48,230,520)	$(28,479,373)	$(26,869,756)	$(16,396,310)	$(6,871,480)	$(150,061)
Change in net assets from operations	$(19,226,735)	$(10,965,925)	$(9,923,846)	$(6,497,971)	$(3,391,530)	$(108,516)
(c)	For the period from the commencement of the fund’s investment operations, September 1, 2021, through the stated period end.
See Notes to Financial Statements

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
Year ended 4/30/22	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Change in net assets
From operations
Net investment income (loss)	$21,615,542	$10,933,708	$16,761,168	$31,615,206	$23,018,018
Net realized gain (loss)	23,761,719	16,366,729	22,019,488	47,377,296	28,995,513
Net unrealized gain (loss)	(73,559,442)	(38,724,620)	(55,472,776)	(108,414,506)	(68,863,615)
Change in net assets from operations	$(28,182,181)	$(11,424,183)	$(16,692,120)	$(29,422,004)	$(16,850,084)
Total distributions to shareholders	$(39,012,229)	$(25,151,078)	$(31,208,353)	$(64,361,664)	$(37,038,214)
Change in net assets from fund share transactions	$(21,995,852)	$(43,819,375)	$(23,248,616)	$27,408,064	$35,091,421
Total change in net assets	$(89,190,262)	$(80,394,636)	$(71,149,089)	$(66,375,604)	$(18,796,877)
Net assets
At beginning of period	695,609,066	363,045,058	484,533,540	792,946,261	492,500,853
At end of period	$606,418,804	$282,650,422	$413,384,451	$726,570,657	$473,703,976
Year ended 4/30/22	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund (c)
Change in net assets
From operations
Net investment income (loss)	$29,003,785	$17,513,448	$16,945,910	$9,898,339	$3,479,950	$41,545
Net realized gain (loss)	40,211,853	22,209,834	24,551,475	12,057,674	3,191,124	34,864
Net unrealized gain (loss)	(88,442,373)	(50,689,207)	(51,421,231)	(28,453,984)	(10,062,604)	(184,925)
Change in net assets from operations	$(19,226,735)	$(10,965,925)	$(9,923,846)	$(6,497,971)	$(3,391,530)	$(108,516)
Total distributions to shareholders	$(50,946,535)	$(28,358,269)	$(29,748,163)	$(15,367,066)	$(4,367,018)	$(41,175)
Change in net assets from fund share transactions	$27,265,836	$32,558,781	$13,133,764	$25,039,958	$27,035,263	$1,347,610
Total change in net assets	$(42,907,434)	$(6,765,413)	$(26,538,245)	$3,174,921	$19,276,715	$1,197,919
Net assets
At beginning of period	613,647,647	358,225,448	365,052,127	200,990,592	59,929,671	—
At end of period	$570,740,213	$351,460,035	$338,513,882	$204,165,513	$79,206,386	$1,197,919
(c)	For the period from the commencement of the fund’s investment operations, September 1, 2021, through the stated period end.
See Notes to Financial Statements

Statements of Changes in Net Assets – continued
Year ended 4/30/21	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Change in net assets
From operations
Net investment income (loss)	$11,650,013	$7,128,189	$8,568,425	$11,971,162	$6,427,492
Net realized gain (loss)	13,871,010	12,403,567	8,016,498	25,067,715	4,122,159
Net unrealized gain (loss)	70,006,360	33,284,885	62,790,053	139,628,325	121,307,305
Change in net assets from operations	$95,527,383	$52,816,641	$79,374,976	$176,667,202	$131,856,956
Total distributions to shareholders	$(19,692,511)	$(14,725,525)	$(12,418,815)	$(26,868,795)	$(11,100,314)
Change in net assets from fund share transactions	$26,103,494	$1,945,935	$90,107,523	$43,245,778	$39,426,495
Total change in net assets	$101,938,366	$40,037,051	$157,063,684	$193,044,185	$160,183,137
Net assets
At beginning of period	593,670,700	323,008,007	327,469,856	599,902,076	332,317,716
At end of period	$695,609,066	$363,045,058	$484,533,540	$792,946,261	$492,500,853
Year ended 4/30/21	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund
Change in net assets
From operations
Net investment income (loss)	$6,977,461	$3,642,128	$3,619,788	$1,904,382	$520,918
Net realized gain (loss)	10,570,653	2,006,966	2,781,019	1,360,365	214,680
Net unrealized gain (loss)	157,970,864	99,655,196	101,104,166	55,212,392	13,782,441
Change in net assets from operations	$175,518,978	$105,304,290	$107,504,973	$58,477,139	$14,518,039
Total distributions to shareholders	$(15,517,988)	$(7,226,087)	$(7,074,896)	$(3,668,161)	$(777,663)
Change in net assets from fund share transactions	$19,166,545	$29,919,909	$26,744,709	$21,224,931	$22,136,259
Total change in net assets	$179,167,535	$127,998,112	$127,174,786	$76,033,909	$35,876,635
Net assets
At beginning of period	434,480,112	230,227,336	237,877,341	124,956,683	24,053,036
At end of period	$613,647,647	$358,225,448	$365,052,127	$200,990,592	$59,929,671
See Notes to Financial Statements

Financial Statements
Financial Highlights
MFS LIFETIME INCOME FUND
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Year ended
Class A	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$13.84	$12.29	$12.39	$12.25	$12.20
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.45	$0.23	$0.30	$0.31	$0.27
Net realized and unrealized gain (loss)	(1.01)	1.72	0.05	0.30	0.20
Total from investment operations	$(0.56)	$1.95	$0.35	$0.61	$0.47
Less distributions declared to shareholders
From net investment income	$(0.45)	$(0.27)	$(0.31)	$(0.32)	$(0.27)
From net realized gain	(0.35)	(0.13)	(0.14)	(0.15)	(0.15)
Total distributions declared to shareholders	$(0.80)	$(0.40)	$(0.45)	$(0.47)	$(0.42)
Net asset value, end of period (x)	$12.48	$13.84	$12.29	$12.39	$12.25
Total return (%) (r)(s)(t)(x)	(4.52)	16.01	2.78	5.18	3.84
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.43	0.43	0.45	0.45	0.45
Expenses after expense reductions (h)	0.23	0.23	0.23	0.23	0.24
Net investment income (loss) (l)	3.28	1.77	2.37	2.57	2.19
Portfolio turnover	7	12	15	10	11
Net assets at end of period (000 omitted)	$166,307	$164,096	$124,123	$111,591	$108,482
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME INCOME FUND − continued
	Year ended
Class B	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$13.84	$12.29	$12.40	$12.25	$12.20
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.33	$0.15	$0.20	$0.22	$0.17
Net realized and unrealized gain (loss)	(1.00)	1.70	0.04	0.31	0.21
Total from investment operations	$(0.67)	$1.85	$0.24	$0.53	$0.38
Less distributions declared to shareholders
From net investment income	$(0.34)	$(0.17)	$(0.21)	$(0.23)	$(0.18)
From net realized gain	(0.35)	(0.13)	(0.14)	(0.15)	(0.15)
Total distributions declared to shareholders	$(0.69)	$(0.30)	$(0.35)	$(0.38)	$(0.33)
Net asset value, end of period (x)	$12.48	$13.84	$12.29	$12.40	$12.25
Total return (%) (r)(s)(t)(x)	(5.24)	15.16	1.93	4.48	3.07
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.18	1.19	1.20	1.20	1.20
Expenses after expense reductions (h)	0.98	0.98	0.98	0.99	0.99
Net investment income (loss) (l)	2.39	1.15	1.61	1.81	1.40
Portfolio turnover	7	12	15	10	11
Net assets at end of period (000 omitted)	$1,914	$3,347	$5,774	$9,111	$11,818
	Year ended
Class C	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$13.83	$12.28	$12.39	$12.25	$12.19
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.34	$0.15	$0.20	$0.22	$0.18
Net realized and unrealized gain (loss)	(1.01)	1.70	0.04	0.30	0.21
Total from investment operations	$(0.67)	$1.85	$0.24	$0.52	$0.39
Less distributions declared to shareholders
From net investment income	$(0.34)	$(0.17)	$(0.21)	$(0.23)	$(0.18)
From net realized gain	(0.35)	(0.13)	(0.14)	(0.15)	(0.15)
Total distributions declared to shareholders	$(0.69)	$(0.30)	$(0.35)	$(0.38)	$(0.33)
Net asset value, end of period (x)	$12.47	$13.83	$12.28	$12.39	$12.25
Total return (%) (r)(s)(t)(x)	(5.24)	15.17	1.93	4.40	3.15
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.18	1.19	1.20	1.20	1.20
Expenses after expense reductions (h)	0.98	0.98	0.98	0.99	0.99
Net investment income (loss) (l)	2.47	1.16	1.60	1.80	1.43
Portfolio turnover	7	12	15	10	11
Net assets at end of period (000 omitted)	$55,415	$81,542	$98,286	$112,773	$128,791
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME INCOME FUND − continued
	Year ended
Class I	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$13.84	$12.29	$12.40	$12.25	$12.20
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.49	$0.28	$0.33	$0.34	$0.31
Net realized and unrealized gain (loss)	(1.02)	1.70	0.04	0.31	0.19
Total from investment operations	$(0.53)	$1.98	$0.37	$0.65	$0.50
Less distributions declared to shareholders
From net investment income	$(0.48)	$(0.30)	$(0.34)	$(0.35)	$(0.30)
From net realized gain	(0.35)	(0.13)	(0.14)	(0.15)	(0.15)
Total distributions declared to shareholders	$(0.83)	$(0.43)	$(0.48)	$(0.50)	$(0.45)
Net asset value, end of period (x)	$12.48	$13.84	$12.29	$12.40	$12.25
Total return (%) (r)(s)(t)(x)	(4.28)	16.30	2.96	5.53	4.10
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.18	0.18	0.20	0.20	0.20
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	3.58	2.14	2.61	2.82	2.46
Portfolio turnover	7	12	15	10	11
Net assets at end of period (000 omitted)	$45,108	$46,956	$34,513	$34,654	$32,496
	Year ended
Class R1	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$13.85	$12.30	$12.41	$12.26	$12.21
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.36	$0.14	$0.20	$0.21	$0.18
Net realized and unrealized gain (loss)	(1.03)	1.71	0.04	0.32	0.20
Total from investment operations	$(0.67)	$1.85	$0.24	$0.53	$0.38
Less distributions declared to shareholders
From net investment income	$(0.34)	$(0.17)	$(0.21)	$(0.23)	$(0.18)
From net realized gain	(0.35)	(0.13)	(0.14)	(0.15)	(0.15)
Total distributions declared to shareholders	$(0.69)	$(0.30)	$(0.35)	$(0.38)	$(0.33)
Net asset value, end of period (x)	$12.49	$13.85	$12.30	$12.41	$12.26
Total return (%) (r)(s)(t)(x)	(5.23)	15.15	1.93	4.48	3.06
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.18	1.19	1.20	1.20	1.20
Expenses after expense reductions (h)	0.98	0.98	0.98	0.98	0.99
Net investment income (loss) (l)	2.61	1.08	1.58	1.72	1.42
Portfolio turnover	7	12	15	10	11
Net assets at end of period (000 omitted)	$1,779	$1,932	$2,493	$3,977	$4,344
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME INCOME FUND − continued
	Year ended
Class R2	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$13.84	$12.29	$12.40	$12.26	$12.20
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.40	$0.21	$0.26	$0.28	$0.24
Net realized and unrealized gain (loss)	(1.00)	1.71	0.05	0.30	0.21
Total from investment operations	$(0.60)	$1.92	$0.31	$0.58	$0.45
Less distributions declared to shareholders
From net investment income	$(0.41)	$(0.24)	$(0.28)	$(0.29)	$(0.24)
From net realized gain	(0.35)	(0.13)	(0.14)	(0.15)	(0.15)
Total distributions declared to shareholders	$(0.76)	$(0.37)	$(0.42)	$(0.44)	$(0.39)
Net asset value, end of period (x)	$12.48	$13.84	$12.29	$12.40	$12.26
Total return (%) (r)(s)(t)(x)	(4.76)	15.73	2.44	4.92	3.67
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.68	0.69	0.70	0.70	0.70
Expenses after expense reductions (h)	0.48	0.48	0.48	0.49	0.49
Net investment income (loss) (l)	2.92	1.60	2.07	2.30	1.91
Portfolio turnover	7	12	15	10	11
Net assets at end of period (000 omitted)	$7,981	$10,823	$14,259	$19,458	$27,110
	Year ended
Class R3	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$13.84	$12.29	$12.40	$12.25	$12.20
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.43	$0.25	$0.30	$0.31	$0.27
Net realized and unrealized gain (loss)	(0.99)	1.70	0.04	0.31	0.20
Total from investment operations	$(0.56)	$1.95	$0.34	$0.62	$0.47
Less distributions declared to shareholders
From net investment income	$(0.45)	$(0.27)	$(0.31)	$(0.32)	$(0.27)
From net realized gain	(0.35)	(0.13)	(0.14)	(0.15)	(0.15)
Total distributions declared to shareholders	$(0.80)	$(0.40)	$(0.45)	$(0.47)	$(0.42)
Net asset value, end of period (x)	$12.48	$13.84	$12.29	$12.40	$12.25
Total return (%) (r)(s)(t)(x)	(4.52)	16.01	2.70	5.26	3.84
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.43	0.43	0.45	0.45	0.45
Expenses after expense reductions (h)	0.23	0.23	0.23	0.24	0.24
Net investment income (loss) (l)	3.13	1.90	2.39	2.57	2.21
Portfolio turnover	7	12	15	10	11
Net assets at end of period (000 omitted)	$61,647	$75,909	$67,237	$54,540	$54,156
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME INCOME FUND − continued
	Year ended
Class R4	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$13.84	$12.29	$12.39	$12.25	$12.20
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.45	$0.28	$0.33	$0.34	$0.31
Net realized and unrealized gain (loss)	(0.98)	1.70	0.05	0.30	0.19
Total from investment operations	$(0.53)	$1.98	$0.38	$0.64	$0.50
Less distributions declared to shareholders
From net investment income	$(0.48)	$(0.30)	$(0.34)	$(0.35)	$(0.30)
From net realized gain	(0.35)	(0.13)	(0.14)	(0.15)	(0.15)
Total distributions declared to shareholders	$(0.83)	$(0.43)	$(0.48)	$(0.50)	$(0.45)
Net asset value, end of period (x)	$12.48	$13.84	$12.29	$12.39	$12.25
Total return (%) (r)(s)(t)(x)	(4.28)	16.30	3.04	5.44	4.10
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.18	0.19	0.20	0.20	0.21
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	3.28	2.14	2.61	2.82	2.51
Portfolio turnover	7	12	15	10	11
Net assets at end of period (000 omitted)	$11,700	$31,138	$41,807	$47,906	$52,790
	Year ended
Class R6	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$13.88	$12.32	$12.43	$12.29	$12.23
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.50	$0.30	$0.34	$0.35	$0.35
Net realized and unrealized gain (loss)	(1.02)	1.71	0.04	0.30	0.17
Total from investment operations	$(0.52)	$2.01	$0.38	$0.65	$0.52
Less distributions declared to shareholders
From net investment income	$(0.49)	$(0.32)	$(0.35)	$(0.36)	$(0.31)
From net realized gain	(0.35)	(0.13)	(0.14)	(0.15)	(0.15)
Total distributions declared to shareholders	$(0.84)	$(0.45)	$(0.49)	$(0.51)	$(0.46)
Net asset value, end of period (x)	$12.52	$13.88	$12.32	$12.43	$12.29
Total return (%) (r)(s)(t)(x)	(4.18)	16.44	3.04	5.52	4.28
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.09	0.10	0.12	0.12	0.10
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	3.61	2.24	2.69	2.84	2.83
Portfolio turnover	7	12	15	10	11
Net assets at end of period (000 omitted)	$81,457	$87,750	$42,065	$33,595	$26,728
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME INCOME FUND − continued
	Year ended
Class 529A	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$11.28	$10.04	$10.15	$10.06	$10.04
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.36	$0.20	$0.24	$0.25	$0.22
Net realized and unrealized gain (loss)	(0.82)	1.39	0.04	0.25	0.17
Total from investment operations	$(0.46)	$1.59	$0.28	$0.50	$0.39
Less distributions declared to shareholders
From net investment income	$(0.36)	$(0.22)	$(0.25)	$(0.26)	$(0.22)
From net realized gain	(0.35)	(0.13)	(0.14)	(0.15)	(0.15)
Total distributions declared to shareholders	$(0.71)	$(0.35)	$(0.39)	$(0.41)	$(0.37)
Net asset value, end of period (x)	$10.11	$11.28	$10.04	$10.15	$10.06
Total return (%) (r)(s)(t)(x)	(4.58)	15.95	2.71	5.16	3.84
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.48	0.48	0.50	0.50	0.53
Expenses after expense reductions (h)	0.26	0.27	0.27	0.27	0.28
Net investment income (loss) (l)	3.24	1.84	2.33	2.55	2.16
Portfolio turnover	7	12	15	10	11
Net assets at end of period (000 omitted)	$173,112	$159,423	$127,306	$108,398	$83,713
(d)	Per share data is based on average shares outstanding.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2020 FUND
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Year ended
Class A	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$14.16	$12.69	$12.98	$13.01	$12.94
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.46	$0.25	$0.30	$0.33	$0.29
Net realized and unrealized gain (loss)	(1.00)	1.77	0.04	0.30	0.35
Total from investment operations	$(0.54)	$2.02	$0.34	$0.63	$0.64
Less distributions declared to shareholders
From net investment income	$(0.48)	$(0.28)	$(0.32)	$(0.32)	$(0.35)
From net realized gain	(0.66)	(0.27)	(0.31)	(0.34)	(0.22)
Total distributions declared to shareholders	$(1.14)	$(0.55)	$(0.63)	$(0.66)	$(0.57)
Net asset value, end of period (x)	$12.48	$14.16	$12.69	$12.98	$13.01
Total return (%) (r)(s)(t)(x)	(4.47)	16.02	2.46	5.30	4.94
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.48	0.47	0.51	0.48	0.48
Expenses after expense reductions (h)	0.24	0.24	0.24	0.23	0.24
Net investment income (loss) (l)	3.27	1.83	2.32	2.56	2.22
Portfolio turnover	11	30	16	17	19
Net assets at end of period (000 omitted)	$38,942	$46,331	$40,186	$44,271	$46,580
	Year ended
Class B	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$14.12	$12.63	$12.91	$12.92	$12.84
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.34	$0.15	$0.21	$0.23	$0.19
Net realized and unrealized gain (loss)	(1.00)	1.75	0.03	0.31	0.35
Total from investment operations	$(0.66)	$1.90	$0.24	$0.54	$0.54
Less distributions declared to shareholders
From net investment income	$(0.33)	$(0.14)	$(0.21)	$(0.21)	$(0.24)
From net realized gain	(0.66)	(0.27)	(0.31)	(0.34)	(0.22)
Total distributions declared to shareholders	$(0.99)	$(0.41)	$(0.52)	$(0.55)	$(0.46)
Net asset value, end of period (x)	$12.47	$14.12	$12.63	$12.91	$12.92
Total return (%) (r)(s)(t)(x)	(5.23)	15.15	1.72	4.49	4.21
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.23	1.22	1.26	1.23	1.23
Expenses after expense reductions (h)	0.99	0.99	0.99	0.98	0.99
Net investment income (loss) (l)	2.44	1.08	1.58	1.81	1.46
Portfolio turnover	11	30	16	17	19
Net assets at end of period (000 omitted)	$1,258	$2,109	$2,492	$3,148	$4,420
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2020 FUND − continued
	Year ended
Class C	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$13.92	$12.41	$12.71	$12.74	$12.67
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.34	$0.15	$0.20	$0.23	$0.19
Net realized and unrealized gain (loss)	(0.98)	1.73	0.03	0.30	0.34
Total from investment operations	$(0.64)	$1.88	$0.23	$0.53	$0.53
Less distributions declared to shareholders
From net investment income	$(0.35)	$(0.10)	$(0.22)	$(0.22)	$(0.24)
From net realized gain	(0.66)	(0.27)	(0.31)	(0.34)	(0.22)
Total distributions declared to shareholders	$(1.01)	$(0.37)	$(0.53)	$(0.56)	$(0.46)
Net asset value, end of period (x)	$12.27	$13.92	$12.41	$12.71	$12.74
Total return (%) (r)(s)(t)(x)	(5.17)	15.21	1.64	4.50	4.20
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.23	1.23	1.26	1.23	1.23
Expenses after expense reductions (h)	0.99	0.99	0.99	0.98	0.99
Net investment income (loss) (l)	2.48	1.11	1.58	1.82	1.47
Portfolio turnover	11	30	16	17	19
Net assets at end of period (000 omitted)	$4,395	$6,298	$10,400	$11,881	$13,178
	Year ended
Class I	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$14.28	$12.79	$13.07	$13.10	$13.03
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.50	$0.30	$0.34	$0.36	$0.33
Net realized and unrealized gain (loss)	(1.02)	1.77	0.05	0.31	0.35
Total from investment operations	$(0.52)	$2.07	$0.39	$0.67	$0.68
Less distributions declared to shareholders
From net investment income	$(0.51)	$(0.31)	$(0.36)	$(0.36)	$(0.39)
From net realized gain	(0.66)	(0.27)	(0.31)	(0.34)	(0.22)
Total distributions declared to shareholders	$(1.17)	$(0.58)	$(0.67)	$(0.70)	$(0.61)
Net asset value, end of period (x)	$12.59	$14.28	$12.79	$13.07	$13.10
Total return (%) (r)(s)(t)(x)	(4.26)	16.35	2.77	5.54	5.19
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.23	0.22	0.26	0.23	0.23
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	3.54	2.13	2.54	2.76	2.50
Portfolio turnover	11	30	16	17	19
Net assets at end of period (000 omitted)	$3,421	$3,714	$1,980	$2,134	$1,742
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2020 FUND − continued
	Year ended
Class R1	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$14.20	$12.64	$12.91	$12.94	$12.88
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.35	$0.14	$0.20	$0.23	$0.20
Net realized and unrealized gain (loss)	(1.01)	1.77	0.03	0.31	0.34
Total from investment operations	$(0.66)	$1.91	$0.23	$0.54	$0.54
Less distributions declared to shareholders
From net investment income	$(0.36)	$(0.08)	$(0.19)	$(0.23)	$(0.26)
From net realized gain	(0.66)	(0.27)	(0.31)	(0.34)	(0.22)
Total distributions declared to shareholders	$(1.02)	$(0.35)	$(0.50)	$(0.57)	$(0.48)
Net asset value, end of period (x)	$12.52	$14.20	$12.64	$12.91	$12.94
Total return (%) (r)(s)(t)(x)	(5.22)	15.19	1.64	4.51	4.19
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.23	1.23	1.26	1.23	1.23
Expenses after expense reductions (h)	0.99	0.99	0.99	0.98	0.99
Net investment income (loss) (l)	2.52	1.02	1.57	1.82	1.49
Portfolio turnover	11	30	16	17	19
Net assets at end of period (000 omitted)	$1,643	$1,714	$3,348	$4,510	$4,587
	Year ended
Class R2	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$14.08	$12.61	$12.88	$12.91	$12.84
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.40	$0.22	$0.27	$0.30	$0.26
Net realized and unrealized gain (loss)	(0.98)	1.75	0.04	0.30	0.35
Total from investment operations	$(0.58)	$1.97	$0.31	$0.60	$0.61
Less distributions declared to shareholders
From net investment income	$(0.43)	$(0.23)	$(0.27)	$(0.29)	$(0.32)
From net realized gain	(0.66)	(0.27)	(0.31)	(0.34)	(0.22)
Total distributions declared to shareholders	$(1.09)	$(0.50)	$(0.58)	$(0.63)	$(0.54)
Net asset value, end of period (x)	$12.41	$14.08	$12.61	$12.88	$12.91
Total return (%) (r)(s)(t)(x)	(4.74)	15.72	2.25	5.04	4.73
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.73	0.73	0.76	0.73	0.73
Expenses after expense reductions (h)	0.49	0.49	0.49	0.48	0.49
Net investment income (loss) (l)	2.90	1.59	2.05	2.32	1.97
Portfolio turnover	11	30	16	17	19
Net assets at end of period (000 omitted)	$23,871	$30,795	$36,927	$47,259	$72,233
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2020 FUND − continued
	Year ended
Class R3	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$14.17	$12.69	$12.98	$13.01	$12.95
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.44	$0.25	$0.31	$0.34	$0.30
Net realized and unrealized gain (loss)	(0.99)	1.77	0.04	0.30	0.34
Total from investment operations	$(0.55)	$2.02	$0.35	$0.64	$0.64
Less distributions declared to shareholders
From net investment income	$(0.47)	$(0.27)	$(0.33)	$(0.33)	$(0.36)
From net realized gain	(0.66)	(0.27)	(0.31)	(0.34)	(0.22)
Total distributions declared to shareholders	$(1.13)	$(0.54)	$(0.64)	$(0.67)	$(0.58)
Net asset value, end of period (x)	$12.49	$14.17	$12.69	$12.98	$13.01
Total return (%) (r)(s)(t)(x)	(4.53)	16.07	2.48	5.33	4.90
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.48	0.47	0.51	0.48	0.48
Expenses after expense reductions (h)	0.24	0.24	0.24	0.23	0.24
Net investment income (loss) (l)	3.12	1.84	2.34	2.61	2.24
Portfolio turnover	11	30	16	17	19
Net assets at end of period (000 omitted)	$64,461	$87,643	$88,804	$79,478	$84,245
	Year ended
Class R4	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$14.28	$12.78	$13.07	$13.10	$13.01
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.47	$0.29	$0.34	$0.37	$0.34
Net realized and unrealized gain (loss)	(0.99)	1.78	0.04	0.30	0.34
Total from investment operations	$(0.52)	$2.07	$0.38	$0.67	$0.68
Less distributions declared to shareholders
From net investment income	$(0.51)	$(0.30)	$(0.36)	$(0.36)	$(0.37)
From net realized gain	(0.66)	(0.27)	(0.31)	(0.34)	(0.22)
Total distributions declared to shareholders	$(1.17)	$(0.57)	$(0.67)	$(0.70)	$(0.59)
Net asset value, end of period (x)	$12.59	$14.28	$12.78	$13.07	$13.10
Total return (%) (r)(s)(t)(x)	(4.30)	16.36	2.69	5.55	5.24
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.23	0.23	0.26	0.23	0.24
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	3.33	2.08	2.57	2.82	2.56
Portfolio turnover	11	30	16	17	19
Net assets at end of period (000 omitted)	$26,700	$49,050	$77,500	$85,763	$87,475
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2020 FUND − continued
	Year ended
Class R6	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$14.26	$12.77	$13.05	$13.09	$13.02
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.51	$0.31	$0.36	$0.38	$0.38
Net realized and unrealized gain (loss)	(1.01)	1.78	0.04	0.30	0.31
Total from investment operations	$(0.50)	$2.09	$0.40	$0.68	$0.69
Less distributions declared to shareholders
From net investment income	$(0.53)	$(0.33)	$(0.37)	$(0.38)	$(0.40)
From net realized gain	(0.66)	(0.27)	(0.31)	(0.34)	(0.22)
Total distributions declared to shareholders	$(1.19)	$(0.60)	$(0.68)	$(0.72)	$(0.62)
Net asset value, end of period (x)	$12.57	$14.26	$12.77	$13.05	$13.09
Total return (%) (r)(s)(t)(x)	(4.14)	16.49	2.91	5.62	5.33
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.10	0.08	0.12	0.11	0.10
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	3.62	2.27	2.73	2.95	2.82
Portfolio turnover	11	30	16	17	19
Net assets at end of period (000 omitted)	$117,958	$135,391	$61,371	$63,809	$45,280
(d)	Per share data is based on average shares outstanding.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2025 FUND
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Year ended
Class A	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$15.00	$12.75	$13.03	$12.83	$12.35
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.51	$0.25	$0.30	$0.33	$0.29
Net realized and unrealized gain (loss)	(1.09)	2.38	(0.11)	0.35	0.62
Total from investment operations	$(0.58)	$2.63	$0.19	$0.68	$0.91
Less distributions declared to shareholders
From net investment income	$(0.53)	$(0.26)	$(0.28)	$(0.31)	$(0.35)
From net realized gain	(0.51)	(0.12)	(0.19)	(0.17)	(0.08)
Total distributions declared to shareholders	$(1.04)	$(0.38)	$(0.47)	$(0.48)	$(0.43)
Net asset value, end of period (x)	$13.38	$15.00	$12.75	$13.03	$12.83
Total return (%) (r)(s)(t)(x)	(4.47)	20.70	1.25	5.70	7.34
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.46	0.47	0.51	0.52	0.54
Expenses after expense reductions (h)	0.25	0.25	0.23	0.22	0.23
Net investment income (loss) (l)	3.41	1.77	2.25	2.62	2.28
Portfolio turnover	14	24	18	14	37
Net assets at end of period (000 omitted)	$26,794	$29,637	$26,335	$19,689	$16,710
	Year ended
Class B	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$14.89	$12.64	$12.93	$12.72	$12.26
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.40	$0.14	$0.20	$0.23	$0.19
Net realized and unrealized gain (loss)	(1.09)	2.36	(0.12)	0.36	0.60
Total from investment operations	$(0.69)	$2.50	$0.08	$0.59	$0.79
Less distributions declared to shareholders
From net investment income	$(0.40)	$(0.13)	$(0.18)	$(0.21)	$(0.25)
From net realized gain	(0.51)	(0.12)	(0.19)	(0.17)	(0.08)
Total distributions declared to shareholders	$(0.91)	$(0.25)	$(0.37)	$(0.38)	$(0.33)
Net asset value, end of period (x)	$13.29	$14.89	$12.64	$12.93	$12.72
Total return (%) (r)(s)(t)(x)	(5.15)	19.83	0.48	4.96	6.40
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.21	1.22	1.26	1.27	1.29
Expenses after expense reductions (h)	1.00	1.00	0.99	0.97	1.00
Net investment income (loss) (l)	2.71	1.00	1.49	1.82	1.47
Portfolio turnover	14	24	18	14	37
Net assets at end of period (000 omitted)	$1,156	$1,447	$1,632	$1,501	$1,472
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2025 FUND − continued
	Year ended
Class C	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$14.80	$12.58	$12.86	$12.66	$12.21
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.40	$0.14	$0.19	$0.22	$0.19
Net realized and unrealized gain (loss)	(1.09)	2.35	(0.11)	0.37	0.60
Total from investment operations	$(0.69)	$2.49	$0.08	$0.59	$0.79
Less distributions declared to shareholders
From net investment income	$(0.40)	$(0.15)	$(0.17)	$(0.22)	$(0.26)
From net realized gain	(0.51)	(0.12)	(0.19)	(0.17)	(0.08)
Total distributions declared to shareholders	$(0.91)	$(0.27)	$(0.36)	$(0.39)	$(0.34)
Net asset value, end of period (x)	$13.20	$14.80	$12.58	$12.86	$12.66
Total return (%) (r)(s)(t)(x)	(5.19)	19.86	0.45	4.94	6.42
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.21	1.22	1.26	1.27	1.29
Expenses after expense reductions (h)	1.00	1.00	1.00	0.99	1.00
Net investment income (loss) (l)	2.74	1.03	1.46	1.78	1.50
Portfolio turnover	14	24	18	14	37
Net assets at end of period (000 omitted)	$3,571	$4,618	$3,852	$4,186	$3,571
	Year ended
Class I	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$15.06	$12.79	$13.08	$12.87	$12.40
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.55	$0.30	$0.33	$0.41	$0.25
Net realized and unrealized gain (loss)	(1.10)	2.38	(0.12)	0.32	0.68
Total from investment operations	$(0.55)	$2.68	$0.21	$0.73	$0.93
Less distributions declared to shareholders
From net investment income	$(0.57)	$(0.29)	$(0.31)	$(0.35)	$(0.38)
From net realized gain	(0.51)	(0.12)	(0.19)	(0.17)	(0.08)
Total distributions declared to shareholders	$(1.08)	$(0.41)	$(0.50)	$(0.52)	$(0.46)
Net asset value, end of period (x)	$13.43	$15.06	$12.79	$13.08	$12.87
Total return (%) (r)(s)(t)(x)	(4.26)	21.10	1.38	6.05	7.44
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.21	0.22	0.26	0.27	0.32
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	3.68	2.08	2.49	3.23	1.96
Portfolio turnover	14	24	18	14	37
Net assets at end of period (000 omitted)	$4,104	$3,131	$1,445	$1,228	$538
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2025 FUND − continued
	Year ended
Class R1	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$15.04	$12.65	$12.95	$12.76	$12.33
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.39	$0.09	$0.19	$0.22	$0.20
Net realized and unrealized gain (loss)	(1.09)	2.42	(0.12)	0.37	0.60
Total from investment operations	$(0.70)	$2.51	$0.07	$0.59	$0.80
Less distributions declared to shareholders
From net investment income	$(0.39)	$—	$(0.18)	$(0.23)	$(0.29)
From net realized gain	(0.51)	(0.12)	(0.19)	(0.17)	(0.08)
Total distributions declared to shareholders	$(0.90)	$(0.12)	$(0.37)	$(0.40)	$(0.37)
Net asset value, end of period (x)	$13.44	$15.04	$12.65	$12.95	$12.76
Total return (%) (r)(s)(t)(x)	(5.19)	19.86	0.37	4.97	6.46
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.21	1.23	1.26	1.27	1.30
Expenses after expense reductions (h)	1.00	1.00	1.00	0.99	1.00
Net investment income (loss) (l)	2.61	0.67	1.46	1.76	1.58
Portfolio turnover	14	24	18	14	37
Net assets at end of period (000 omitted)	$310	$374	$1,902	$1,578	$1,234
	Year ended
Class R2	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$14.95	$12.69	$12.96	$12.74	$12.29
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.47	$0.21	$0.25	$0.28	$0.26
Net realized and unrealized gain (loss)	(1.08)	2.37	(0.11)	0.37	0.60
Total from investment operations	$(0.61)	$2.58	$0.14	$0.65	$0.86
Less distributions declared to shareholders
From net investment income	$(0.48)	$(0.20)	$(0.22)	$(0.26)	$(0.33)
From net realized gain	(0.51)	(0.12)	(0.19)	(0.17)	(0.08)
Total distributions declared to shareholders	$(0.99)	$(0.32)	$(0.41)	$(0.43)	$(0.41)
Net asset value, end of period (x)	$13.35	$14.95	$12.69	$12.96	$12.74
Total return (%) (r)(s)(t)(x)	(4.64)	20.43	0.93	5.48	6.95
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.71	0.73	0.76	0.77	0.79
Expenses after expense reductions (h)	0.50	0.50	0.50	0.49	0.50
Net investment income (loss) (l)	3.15	1.49	1.89	2.21	2.06
Portfolio turnover	14	24	18	14	37
Net assets at end of period (000 omitted)	$16,771	$21,994	$26,607	$36,121	$35,799
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2025 FUND − continued
	Year ended
Class R3	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$14.98	$12.73	$13.02	$12.81	$12.35
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.51	$0.25	$0.30	$0.33	$0.29
Net realized and unrealized gain (loss)	(1.08)	2.38	(0.12)	0.36	0.60
Total from investment operations	$(0.57)	$2.63	$0.18	$0.69	$0.89
Less distributions declared to shareholders
From net investment income	$(0.53)	$(0.26)	$(0.28)	$(0.31)	$(0.35)
From net realized gain	(0.51)	(0.12)	(0.19)	(0.17)	(0.08)
Total distributions declared to shareholders	$(1.04)	$(0.38)	$(0.47)	$(0.48)	$(0.43)
Net asset value, end of period (x)	$13.37	$14.98	$12.73	$13.02	$12.81
Total return (%) (r)(s)(t)(x)	(4.41)	20.74	1.17	5.75	7.19
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.46	0.47	0.51	0.52	0.54
Expenses after expense reductions (h)	0.25	0.25	0.25	0.24	0.25
Net investment income (loss) (l)	3.43	1.80	2.25	2.56	2.24
Portfolio turnover	14	24	18	14	37
Net assets at end of period (000 omitted)	$109,420	$112,826	$95,013	$76,112	$63,426
	Year ended
Class R4	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$15.09	$12.81	$13.10	$12.88	$12.40
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.52	$0.28	$0.33	$0.36	$0.35
Net realized and unrealized gain (loss)	(1.08)	2.40	(0.12)	0.37	0.58
Total from investment operations	$(0.56)	$2.68	$0.21	$0.73	$0.93
Less distributions declared to shareholders
From net investment income	$(0.55)	$(0.28)	$(0.31)	$(0.34)	$(0.37)
From net realized gain	(0.51)	(0.12)	(0.19)	(0.17)	(0.08)
Total distributions declared to shareholders	$(1.06)	$(0.40)	$(0.50)	$(0.51)	$(0.45)
Net asset value, end of period (x)	$13.47	$15.09	$12.81	$13.10	$12.88
Total return (%) (r)(s)(t)(x)	(4.26)	21.06	1.37	6.06	7.43
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.21	0.23	0.26	0.27	0.28
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	3.43	2.00	2.49	2.82	2.68
Portfolio turnover	14	24	18	14	37
Net assets at end of period (000 omitted)	$34,089	$82,037	$105,160	$105,032	$81,894
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2025 FUND − continued
	Year ended
Class R6	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$15.09	$12.82	$13.10	$12.88	$12.41
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.58	$0.32	$0.35	$0.38	$0.40
Net realized and unrealized gain (loss)	(1.10)	2.38	(0.12)	0.37	0.55
Total from investment operations	$(0.52)	$2.70	$0.23	$0.75	$0.95
Less distributions declared to shareholders
From net investment income	$(0.59)	$(0.31)	$(0.32)	$(0.36)	$(0.40)
From net realized gain	(0.51)	(0.12)	(0.19)	(0.17)	(0.08)
Total distributions declared to shareholders	$(1.10)	$(0.43)	$(0.51)	$(0.53)	$(0.48)
Net asset value, end of period (x)	$13.47	$15.09	$12.82	$13.10	$12.88
Total return (%) (r)(s)(t)(x)	(4.06)	21.17	1.57	6.21	7.57
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.07	0.08	0.12	0.14	0.15
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	3.88	2.22	2.63	2.93	3.08
Portfolio turnover	14	24	18	14	37
Net assets at end of period (000 omitted)	$217,171	$228,469	$65,523	$47,026	$32,384
(d)	Per share data is based on average shares outstanding.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2030 FUND
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Year ended
Class A	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$18.20	$14.61	$15.59	$15.48	$14.57
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.72	$0.26	$0.32	$0.37	$0.34
Net realized and unrealized gain (loss)	(1.34)	3.96	(0.46)	0.49	1.13
Total from investment operations	$(0.62)	$4.22	$(0.14)	$0.86	$1.47
Less distributions declared to shareholders
From net investment income	$(0.73)	$(0.27)	$(0.32)	$(0.36)	$(0.36)
From net realized gain	(0.82)	(0.36)	(0.52)	(0.39)	(0.20)
Total distributions declared to shareholders	$(1.55)	$(0.63)	$(0.84)	$(0.75)	$(0.56)
Net asset value, end of period (x)	$16.03	$18.20	$14.61	$15.59	$15.48
Total return (%) (r)(s)(t)(x)	(4.25)	29.17	(1.36)	6.24	10.09
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.44	0.44	0.46	0.46	0.46
Expenses after expense reductions (h)	0.25	0.24	0.24	0.23	0.23
Net investment income (loss) (l)	3.95	1.56	2.07	2.40	2.18
Portfolio turnover	15	27	18	18	19
Net assets at end of period (000 omitted)	$78,464	$81,398	$66,732	$63,579	$61,458
	Year ended
Class B	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$17.96	$14.41	$15.37	$15.26	$14.37
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.55	$0.13	$0.20	$0.25	$0.21
Net realized and unrealized gain (loss)	(1.30)	3.91	(0.46)	0.50	1.13
Total from investment operations	$(0.75)	$4.04	$(0.26)	$0.75	$1.34
Less distributions declared to shareholders
From net investment income	$(0.57)	$(0.13)	$(0.18)	$(0.25)	$(0.25)
From net realized gain	(0.82)	(0.36)	(0.52)	(0.39)	(0.20)
Total distributions declared to shareholders	$(1.39)	$(0.49)	$(0.70)	$(0.64)	$(0.45)
Net asset value, end of period (x)	$15.82	$17.96	$14.41	$15.37	$15.26
Total return (%) (r)(s)(t)(x)	(4.98)	28.24	(2.07)	5.44	9.28
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.19	1.19	1.21	1.21	1.21
Expenses after expense reductions (h)	1.00	0.99	0.99	0.99	0.99
Net investment income (loss) (l)	3.09	0.82	1.29	1.67	1.42
Portfolio turnover	15	27	18	18	19
Net assets at end of period (000 omitted)	$4,398	$6,394	$6,495	$8,727	$8,834
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2030 FUND − continued
	Year ended
Class C	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$17.84	$14.31	$15.27	$15.16	$14.29
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.56	$0.14	$0.19	$0.25	$0.21
Net realized and unrealized gain (loss)	(1.30)	3.87	(0.44)	0.49	1.11
Total from investment operations	$(0.74)	$4.01	$(0.25)	$0.74	$1.32
Less distributions declared to shareholders
From net investment income	$(0.59)	$(0.12)	$(0.19)	$(0.24)	$(0.25)
From net realized gain	(0.82)	(0.36)	(0.52)	(0.39)	(0.20)
Total distributions declared to shareholders	$(1.41)	$(0.48)	$(0.71)	$(0.63)	$(0.45)
Net asset value, end of period (x)	$15.69	$17.84	$14.31	$15.27	$15.16
Total return (%) (r)(s)(t)(x)	(4.97)	28.24	(2.05)	5.46	9.21
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.19	1.19	1.21	1.21	1.21
Expenses after expense reductions (h)	1.00	0.99	0.99	0.99	0.99
Net investment income (loss) (l)	3.15	0.85	1.26	1.63	1.42
Portfolio turnover	15	27	18	18	19
Net assets at end of period (000 omitted)	$10,573	$12,826	$13,474	$15,790	$15,885
	Year ended
Class I	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$18.30	$14.69	$15.66	$15.55	$14.63
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.85	$0.31	$0.36	$0.42	$0.38
Net realized and unrealized gain (loss)	(1.43)	3.98	(0.46)	0.48	1.14
Total from investment operations	$(0.58)	$4.29	$(0.10)	$0.90	$1.52
Less distributions declared to shareholders
From net investment income	$(0.78)	$(0.32)	$(0.35)	$(0.40)	$(0.40)
From net realized gain	(0.82)	(0.36)	(0.52)	(0.39)	(0.20)
Total distributions declared to shareholders	$(1.60)	$(0.68)	$(0.87)	$(0.79)	$(0.60)
Net asset value, end of period (x)	$16.12	$18.30	$14.69	$15.66	$15.55
Total return (%) (r)(s)(t)(x)	(4.02)	29.48	(1.07)	6.50	10.38
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.19	0.19	0.21	0.21	0.21
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	4.65	1.86	2.29	2.70	2.48
Portfolio turnover	15	27	18	18	19
Net assets at end of period (000 omitted)	$6,552	$6,274	$2,395	$2,282	$2,171
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2030 FUND − continued
	Year ended
Class R1	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$18.05	$14.43	$15.42	$15.32	$14.44
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.58	$0.11	$0.21	$0.26	$0.21
Net realized and unrealized gain (loss)	(1.34)	3.94	(0.46)	0.48	1.13
Total from investment operations	$(0.76)	$4.05	$(0.25)	$0.74	$1.34
Less distributions declared to shareholders
From net investment income	$(0.58)	$(0.07)	$(0.22)	$(0.25)	$(0.26)
From net realized gain	(0.82)	(0.36)	(0.52)	(0.39)	(0.20)
Total distributions declared to shareholders	$(1.40)	$(0.43)	$(0.74)	$(0.64)	$(0.46)
Net asset value, end of period (x)	$15.89	$18.05	$14.43	$15.42	$15.32
Total return (%) (r)(s)(t)(x)	(5.00)	28.21	(2.06)	5.42	9.26
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.19	1.20	1.21	1.21	1.21
Expenses after expense reductions (h)	1.00	0.99	1.00	0.99	0.99
Net investment income (loss) (l)	3.21	0.66	1.38	1.69	1.38
Portfolio turnover	15	27	18	18	19
Net assets at end of period (000 omitted)	$4,148	$5,636	$7,150	$7,423	$6,825
	Year ended
Class R2	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$18.04	$14.47	$15.43	$15.32	$14.43
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.65	$0.20	$0.28	$0.33	$0.30
Net realized and unrealized gain (loss)	(1.31)	3.94	(0.46)	0.49	1.12
Total from investment operations	$(0.66)	$4.14	$(0.18)	$0.82	$1.42
Less distributions declared to shareholders
From net investment income	$(0.68)	$(0.21)	$(0.26)	$(0.32)	$(0.33)
From net realized gain	(0.82)	(0.36)	(0.52)	(0.39)	(0.20)
Total distributions declared to shareholders	$(1.50)	$(0.57)	$(0.78)	$(0.71)	$(0.53)
Net asset value, end of period (x)	$15.88	$18.04	$14.47	$15.43	$15.32
Total return (%) (r)(s)(t)(x)	(4.50)	28.84	(1.60)	6.00	9.80
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.69	0.70	0.71	0.71	0.71
Expenses after expense reductions (h)	0.50	0.49	0.49	0.49	0.49
Net investment income (loss) (l)	3.64	1.24	1.78	2.17	1.95
Portfolio turnover	15	27	18	18	19
Net assets at end of period (000 omitted)	$51,968	$60,402	$66,342	$78,171	$112,223
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2030 FUND − continued
	Year ended
Class R3	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$18.15	$14.57	$15.54	$15.44	$14.54
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.69	$0.26	$0.32	$0.37	$0.34
Net realized and unrealized gain (loss)	(1.31)	3.95	(0.45)	0.49	1.12
Total from investment operations	$(0.62)	$4.21	$(0.13)	$0.86	$1.46
Less distributions declared to shareholders
From net investment income	$(0.73)	$(0.27)	$(0.32)	$(0.37)	$(0.36)
From net realized gain	(0.82)	(0.36)	(0.52)	(0.39)	(0.20)
Total distributions declared to shareholders	$(1.55)	$(0.63)	$(0.84)	$(0.76)	$(0.56)
Net asset value, end of period (x)	$15.98	$18.15	$14.57	$15.54	$15.44
Total return (%) (r)(s)(t)(x)	(4.27)	29.18	(1.31)	6.21	10.07
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.44	0.44	0.46	0.46	0.46
Expenses after expense reductions (h)	0.25	0.25	0.25	0.24	0.24
Net investment income (loss) (l)	3.84	1.58	2.06	2.44	2.20
Portfolio turnover	15	27	18	18	19
Net assets at end of period (000 omitted)	$196,297	$196,178	$158,189	$146,737	$136,815
	Year ended
Class R4	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$18.34	$14.70	$15.68	$15.56	$14.64
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.71	$0.30	$0.37	$0.40	$0.40
Net realized and unrealized gain (loss)	(1.29)	4.01	(0.48)	0.51	1.11
Total from investment operations	$(0.58)	$4.31	$(0.11)	$0.91	$1.51
Less distributions declared to shareholders
From net investment income	$(0.77)	$(0.31)	$(0.35)	$(0.40)	$(0.39)
From net realized gain	(0.82)	(0.36)	(0.52)	(0.39)	(0.20)
Total distributions declared to shareholders	$(1.59)	$(0.67)	$(0.87)	$(0.79)	$(0.59)
Net asset value, end of period (x)	$16.17	$18.34	$14.70	$15.68	$15.56
Total return (%) (r)(s)(t)(x)	(4.03)	29.58	(1.14)	6.56	10.30
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.19	0.20	0.21	0.21	0.21
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	3.87	1.80	2.32	2.61	2.57
Portfolio turnover	15	27	18	18	19
Net assets at end of period (000 omitted)	$58,095	$123,740	$162,913	$158,288	$148,064
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2030 FUND − continued
	Year ended
Class R6	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$18.33	$14.70	$15.68	$15.56	$14.65
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.79	$0.34	$0.38	$0.44	$0.45
Net realized and unrealized gain (loss)	(1.35)	3.98	(0.47)	0.49	1.08
Total from investment operations	$(0.56)	$4.32	$(0.09)	$0.93	$1.53
Less distributions declared to shareholders
From net investment income	$(0.80)	$(0.33)	$(0.37)	$(0.42)	$(0.42)
From net realized gain	(0.82)	(0.36)	(0.52)	(0.39)	(0.20)
Total distributions declared to shareholders	$(1.62)	$(0.69)	$(0.89)	$(0.81)	$(0.62)
Net asset value, end of period (x)	$16.15	$18.33	$14.70	$15.68	$15.56
Total return (%) (r)(s)(t)(x)	(3.92)	29.71	(1.02)	6.71	10.43
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.05	0.06	0.08	0.08	0.08
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	4.34	2.01	2.44	2.86	2.91
Portfolio turnover	15	27	18	18	19
Net assets at end of period (000 omitted)	$316,077	$300,098	$116,212	$108,358	$73,753
(d)	Per share data is based on average shares outstanding.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2035 FUND
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Year ended
Class A	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$18.63	$13.79	$14.94	$14.61	$13.49
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.88	$0.23	$0.29	$0.34	$0.31
Net realized and unrealized gain (loss)	(1.44)	5.04	(0.85)	0.52	1.28
Total from investment operations	$(0.56)	$5.27	$(0.56)	$0.86	$1.59
Less distributions declared to shareholders
From net investment income	$(0.86)	$(0.23)	$(0.29)	$(0.32)	$(0.37)
From net realized gain	(0.58)	(0.20)	(0.30)	(0.21)	(0.10)
Total distributions declared to shareholders	$(1.44)	$(0.43)	$(0.59)	$(0.53)	$(0.47)
Net asset value, end of period (x)	$16.63	$18.63	$13.79	$14.94	$14.61
Total return (%) (r)(s)(t)(x)	(3.84)	38.48	(4.23)	6.50	11.78
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.47	0.48	0.52	0.54	0.56
Expenses after expense reductions (h)	0.25	0.25	0.25	0.24	0.25
Net investment income (loss) (l)	4.67	1.41	1.96	2.36	2.13
Portfolio turnover	18	28	13	12	33
Net assets at end of period (000 omitted)	$29,272	$27,770	$20,382	$16,563	$15,369
	Year ended
Class B	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$18.50	$13.70	$14.84	$14.49	$13.39
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.69	$0.11	$0.17	$0.22	$0.19
Net realized and unrealized gain (loss)	(1.39)	4.99	(0.85)	0.54	1.28
Total from investment operations	$(0.70)	$5.10	$(0.68)	$0.76	$1.47
Less distributions declared to shareholders
From net investment income	$(0.70)	$(0.10)	$(0.16)	$(0.20)	$(0.27)
From net realized gain	(0.58)	(0.20)	(0.30)	(0.21)	(0.10)
Total distributions declared to shareholders	$(1.28)	$(0.30)	$(0.46)	$(0.41)	$(0.37)
Net asset value, end of period (x)	$16.52	$18.50	$13.70	$14.84	$14.49
Total return (%) (r)(s)(t)(x)	(4.53)	37.44	(4.98)	5.71	10.96
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.22	1.23	1.27	1.29	1.31
Expenses after expense reductions (h)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	3.72	0.65	1.12	1.55	1.31
Portfolio turnover	18	28	13	12	33
Net assets at end of period (000 omitted)	$1,370	$1,597	$1,387	$1,650	$1,730
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2035 FUND − continued
	Year ended
Class C	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$18.38	$13.62	$14.78	$14.45	$13.35
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.69	$0.10	$0.19	$0.22	$0.19
Net realized and unrealized gain (loss)	(1.37)	4.97	(0.87)	0.53	1.28
Total from investment operations	$(0.68)	$5.07	$(0.68)	$0.75	$1.47
Less distributions declared to shareholders
From net investment income	$(0.72)	$(0.11)	$(0.18)	$(0.21)	$(0.27)
From net realized gain	(0.58)	(0.20)	(0.30)	(0.21)	(0.10)
Total distributions declared to shareholders	$(1.30)	$(0.31)	$(0.48)	$(0.42)	$(0.37)
Net asset value, end of period (x)	$16.40	$18.38	$13.62	$14.78	$14.45
Total return (%) (r)(s)(t)(x)	(4.50)	37.40	(4.97)	5.69	11.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.22	1.23	1.27	1.29	1.31
Expenses after expense reductions (h)	1.00	1.00	0.99	0.99	1.00
Net investment income (loss) (l)	3.72	0.63	1.26	1.54	1.35
Portfolio turnover	18	28	13	12	33
Net assets at end of period (000 omitted)	$3,413	$3,514	$2,632	$2,730	$2,510
	Year ended
Class I	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$18.68	$13.82	$14.97	$14.64	$13.51
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.88	$0.27	$0.32	$0.37	$0.38
Net realized and unrealized gain (loss)	(1.38)	5.05	(0.85)	0.53	1.25
Total from investment operations	$(0.50)	$5.32	$(0.53)	$0.90	$1.63
Less distributions declared to shareholders
From net investment income	$(0.91)	$(0.26)	$(0.32)	$(0.36)	$(0.40)
From net realized gain	(0.58)	(0.20)	(0.30)	(0.21)	(0.10)
Total distributions declared to shareholders	$(1.49)	$(0.46)	$(0.62)	$(0.57)	$(0.50)
Net asset value, end of period (x)	$16.69	$18.68	$13.82	$14.97	$14.64
Total return (%) (r)(s)(t)(x)	(3.55)	38.83	(4.03)	6.76	12.10
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.22	0.23	0.27	0.29	0.32
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	4.69	1.66	2.17	2.55	2.59
Portfolio turnover	18	28	13	12	33
Net assets at end of period (000 omitted)	$1,365	$1,267	$714	$843	$636
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2035 FUND − continued
	Year ended
Class R1	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$18.59	$13.70	$14.83	$14.50	$13.44
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.72	$(0.01)	$0.15	$0.22	$0.23
Net realized and unrealized gain (loss)	(1.42)	5.10	(0.84)	0.54	1.25
Total from investment operations	$(0.70)	$5.09	$(0.69)	$0.76	$1.48
Less distributions declared to shareholders
From net investment income	$(0.72)	$—	$(0.14)	$(0.22)	$(0.32)
From net realized gain	(0.58)	(0.20)	(0.30)	(0.21)	(0.10)
Total distributions declared to shareholders	$(1.30)	$(0.20)	$(0.44)	$(0.43)	$(0.42)
Net asset value, end of period (x)	$16.59	$18.59	$13.70	$14.83	$14.50
Total return (%) (r)(s)(t)(x)	(4.52)	37.27	(5.01)	5.72	11.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.22	1.24	1.27	1.29	1.31
Expenses after expense reductions (h)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	3.84	(0.05)	1.00	1.55	1.61
Portfolio turnover	18	28	13	12	33
Net assets at end of period (000 omitted)	$932	$470	$1,835	$2,535	$1,974
	Year ended
Class R2	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$18.61	$13.75	$14.89	$14.54	$13.43
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.75	$0.16	$0.23	$0.27	$0.27
Net realized and unrealized gain (loss)	(1.35)	5.04	(0.84)	0.56	1.28
Total from investment operations	$(0.60)	$5.20	$(0.61)	$0.83	$1.55
Less distributions declared to shareholders
From net investment income	$(0.79)	$(0.14)	$(0.23)	$(0.27)	$(0.34)
From net realized gain	(0.58)	(0.20)	(0.30)	(0.21)	(0.10)
Total distributions declared to shareholders	$(1.37)	$(0.34)	$(0.53)	$(0.48)	$(0.44)
Net asset value, end of period (x)	$16.64	$18.61	$13.75	$14.89	$14.54
Total return (%) (r)(s)(t)(x)	(4.01)	38.06	(4.50)	6.23	11.57
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.72	0.74	0.77	0.79	0.81
Expenses after expense reductions (h)	0.50	0.50	0.50	0.50	0.50
Net investment income (loss) (l)	4.01	0.97	1.58	1.84	1.86
Portfolio turnover	18	28	13	12	33
Net assets at end of period (000 omitted)	$17,075	$20,783	$26,572	$32,592	$32,185
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2035 FUND − continued
	Year ended
Class R3	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$18.64	$13.80	$14.96	$14.63	$13.50
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.83	$0.23	$0.30	$0.34	$0.30
Net realized and unrealized gain (loss)	(1.38)	5.04	(0.87)	0.52	1.30
Total from investment operations	$(0.55)	$5.27	$(0.57)	$0.86	$1.60
Less distributions declared to shareholders
From net investment income	$(0.86)	$(0.23)	$(0.29)	$(0.32)	$(0.37)
From net realized gain	(0.58)	(0.20)	(0.30)	(0.21)	(0.10)
Total distributions declared to shareholders	$(1.44)	$(0.43)	$(0.59)	$(0.53)	$(0.47)
Net asset value, end of period (x)	$16.65	$18.64	$13.80	$14.96	$14.63
Total return (%) (r)(s)(t)(x)	(3.81)	38.44	(4.27)	6.46	11.85
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.47	0.48	0.52	0.54	0.56
Expenses after expense reductions (h)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	4.41	1.40	2.00	2.31	2.10
Portfolio turnover	18	28	13	12	33
Net assets at end of period (000 omitted)	$142,758	$141,555	$96,287	$71,027	$58,283
	Year ended
Class R4	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$18.76	$13.87	$15.02	$14.69	$13.54
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.78	$0.25	$0.33	$0.38	$0.38
Net realized and unrealized gain (loss)	(1.29)	5.09	(0.86)	0.52	1.26
Total from investment operations	$(0.51)	$5.34	$(0.53)	$0.90	$1.64
Less distributions declared to shareholders
From net investment income	$(0.89)	$(0.25)	$(0.32)	$(0.36)	$(0.39)
From net realized gain	(0.58)	(0.20)	(0.30)	(0.21)	(0.10)
Total distributions declared to shareholders	$(1.47)	$(0.45)	$(0.62)	$(0.57)	$(0.49)
Net asset value, end of period (x)	$16.78	$18.76	$13.87	$15.02	$14.69
Total return (%) (r)(s)(t)(x)	(3.56)	38.82	(4.01)	6.73	12.11
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.22	0.23	0.27	0.29	0.30
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	4.12	1.56	2.22	2.58	2.61
Portfolio turnover	18	28	13	12	33
Net assets at end of period (000 omitted)	$39,766	$89,097	$120,415	$115,939	$87,528
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2035 FUND − continued
	Year ended
Class R6	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$18.76	$13.87	$15.02	$14.69	$13.55
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.94	$0.31	$0.35	$0.39	$0.44
Net realized and unrealized gain (loss)	(1.42)	5.07	(0.86)	0.53	1.22
Total from investment operations	$(0.48)	$5.38	$(0.51)	$0.92	$1.66
Less distributions declared to shareholders
From net investment income	$(0.93)	$(0.29)	$(0.34)	$(0.38)	$(0.42)
From net realized gain	(0.58)	(0.20)	(0.30)	(0.21)	(0.10)
Total distributions declared to shareholders	$(1.51)	$(0.49)	$(0.64)	$(0.59)	$(0.52)
Net asset value, end of period (x)	$16.77	$18.76	$13.87	$15.02	$14.69
Total return (%) (r)(s)(t)(x)	(3.42)	39.08	(3.90)	6.90	12.23
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.07	0.09	0.12	0.15	0.16
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	4.97	1.86	2.35	2.67	3.03
Portfolio turnover	18	28	13	12	33
Net assets at end of period (000 omitted)	$237,753	$206,449	$62,093	$44,655	$26,567
(d)	Per share data is based on average shares outstanding.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2040 FUND
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Year ended
Class A	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$20.33	$14.79	$16.46	$16.38	$15.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.94	$0.21	$0.30	$0.35	$0.31
Net realized and unrealized gain (loss)	(1.48)	5.86	(1.02)	0.57	1.61
Total from investment operations	$(0.54)	$6.07	$(0.72)	$0.92	$1.92
Less distributions declared to shareholders
From net investment income	$(0.97)	$(0.22)	$(0.30)	$(0.36)	$(0.36)
From net realized gain	(0.79)	(0.31)	(0.65)	(0.48)	(0.18)
Total distributions declared to shareholders	$(1.76)	$(0.53)	$(0.95)	$(0.84)	$(0.54)
Net asset value, end of period (x)	$18.03	$20.33	$14.79	$16.46	$16.38
Total return (%) (r)(s)(t)(x)	(3.60)	41.38	(5.08)	6.45	12.86
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.45	0.46	0.49	0.48	0.48
Expenses after expense reductions (h)	0.25	0.24	0.24	0.24	0.24
Net investment income (loss) (l)	4.60	1.21	1.86	2.15	1.90
Portfolio turnover	14	27	13	17	18
Net assets at end of period (000 omitted)	$50,245	$56,524	$41,909	$36,747	$36,354
	Year ended
Class B	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$20.20	$14.68	$16.34	$16.23	$14.87
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.78	$0.08	$0.17	$0.22	$0.19
Net realized and unrealized gain (loss)	(1.48)	5.81	(1.01)	0.59	1.59
Total from investment operations	$(0.70)	$5.89	$(0.84)	$0.81	$1.78
Less distributions declared to shareholders
From net investment income	$(0.79)	$(0.06)	$(0.17)	$(0.22)	$(0.24)
From net realized gain	(0.79)	(0.31)	(0.65)	(0.48)	(0.18)
Total distributions declared to shareholders	$(1.58)	$(0.37)	$(0.82)	$(0.70)	$(0.42)
Net asset value, end of period (x)	$17.92	$20.20	$14.68	$16.34	$16.23
Total return (%) (r)(s)(t)(x)	(4.34)	40.36	(5.80)	5.66	12.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.20	1.21	1.24	1.23	1.23
Expenses after expense reductions (h)	1.00	0.99	0.99	0.99	0.99
Net investment income (loss) (l)	3.85	0.44	1.05	1.39	1.20
Portfolio turnover	14	27	13	17	18
Net assets at end of period (000 omitted)	$2,641	$3,527	$3,577	$4,588	$4,965
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2040 FUND − continued
	Year ended
Class C	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$19.94	$14.48	$16.13	$16.03	$14.70
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.77	$0.08	$0.16	$0.21	$0.19
Net realized and unrealized gain (loss)	(1.46)	5.73	(0.99)	0.58	1.57
Total from investment operations	$(0.69)	$5.81	$(0.83)	$0.79	$1.76
Less distributions declared to shareholders
From net investment income	$(0.82)	$(0.04)	$(0.17)	$(0.21)	$(0.25)
From net realized gain	(0.79)	(0.31)	(0.65)	(0.48)	(0.18)
Total distributions declared to shareholders	$(1.61)	$(0.35)	$(0.82)	$(0.69)	$(0.43)
Net asset value, end of period (x)	$17.64	$19.94	$14.48	$16.13	$16.03
Total return (%) (r)(s)(t)(x)	(4.40)	40.39	(5.79)	5.65	11.99
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.20	1.22	1.24	1.23	1.23
Expenses after expense reductions (h)	1.00	1.00	1.00	0.99	1.00
Net investment income (loss) (l)	3.84	0.48	1.03	1.35	1.19
Portfolio turnover	14	27	13	17	18
Net assets at end of period (000 omitted)	$7,809	$8,727	$9,202	$10,994	$11,735
	Year ended
Class I	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$20.49	$14.91	$16.57	$16.47	$15.08
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$1.04	$0.28	$0.32	$0.42	$0.37
Net realized and unrealized gain (loss)	(1.54)	5.88	(1.00)	0.55	1.60
Total from investment operations	$(0.50)	$6.16	$(0.68)	$0.97	$1.97
Less distributions declared to shareholders
From net investment income	$(1.03)	$(0.27)	$(0.33)	$(0.39)	$(0.40)
From net realized gain	(0.79)	(0.31)	(0.65)	(0.48)	(0.18)
Total distributions declared to shareholders	$(1.82)	$(0.58)	$(0.98)	$(0.87)	$(0.58)
Net asset value, end of period (x)	$18.17	$20.49	$14.91	$16.57	$16.47
Total return (%) (r)(s)(t)(x)	(3.41)	41.67	(4.81)	6.75	13.11
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.20	0.21	0.24	0.23	0.23
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	5.06	1.57	1.92	2.55	2.30
Portfolio turnover	14	27	13	17	18
Net assets at end of period (000 omitted)	$5,129	$3,870	$1,201	$1,432	$1,622
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2040 FUND − continued
	Year ended
Class R1	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$20.13	$14.61	$16.27	$16.16	$14.82
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.79	$0.05	$0.16	$0.21	$0.18
Net realized and unrealized gain (loss)	(1.48)	5.81	(1.00)	0.60	1.58
Total from investment operations	$(0.69)	$5.86	$(0.84)	$0.81	$1.76
Less distributions declared to shareholders
From net investment income	$(0.83)	$(0.03)	$(0.17)	$(0.22)	$(0.24)
From net realized gain	(0.79)	(0.31)	(0.65)	(0.48)	(0.18)
Total distributions declared to shareholders	$(1.62)	$(0.34)	$(0.82)	$(0.70)	$(0.42)
Net asset value, end of period (x)	$17.82	$20.13	$14.61	$16.27	$16.16
Total return (%) (r)(s)(t)(x)	(4.36)	40.32	(5.80)	5.71	11.91
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.20	1.22	1.24	1.23	1.23
Expenses after expense reductions (h)	1.00	1.00	1.00	0.99	1.00
Net investment income (loss) (l)	3.90	0.29	1.01	1.32	1.16
Portfolio turnover	14	27	13	17	18
Net assets at end of period (000 omitted)	$4,001	$3,965	$4,153	$4,958	$4,606
	Year ended
Class R2	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$20.21	$14.70	$16.34	$16.24	$14.88
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.87	$0.16	$0.24	$0.31	$0.27
Net realized and unrealized gain (loss)	(1.46)	5.82	(0.99)	0.57	1.59
Total from investment operations	$(0.59)	$5.98	$(0.75)	$0.88	$1.86
Less distributions declared to shareholders
From net investment income	$(0.92)	$(0.16)	$(0.24)	$(0.30)	$(0.32)
From net realized gain	(0.79)	(0.31)	(0.65)	(0.48)	(0.18)
Total distributions declared to shareholders	$(1.71)	$(0.47)	$(0.89)	$(0.78)	$(0.50)
Net asset value, end of period (x)	$17.91	$20.21	$14.70	$16.34	$16.24
Total return (%) (r)(s)(t)(x)	(3.89)	40.98	(5.30)	6.23	12.55
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.70	0.72	0.74	0.73	0.73
Expenses after expense reductions (h)	0.50	0.50	0.50	0.49	0.50
Net investment income (loss) (l)	4.26	0.90	1.49	1.92	1.69
Portfolio turnover	14	27	13	17	18
Net assets at end of period (000 omitted)	$44,155	$53,097	$48,086	$59,429	$86,042
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2040 FUND − continued
	Year ended
Class R3	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$20.33	$14.80	$16.46	$16.37	$15.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.94	$0.22	$0.30	$0.36	$0.31
Net realized and unrealized gain (loss)	(1.48)	5.84	(1.01)	0.56	1.61
Total from investment operations	$(0.54)	$6.06	$(0.71)	$0.92	$1.92
Less distributions declared to shareholders
From net investment income	$(0.98)	$(0.22)	$(0.30)	$(0.35)	$(0.37)
From net realized gain	(0.79)	(0.31)	(0.65)	(0.48)	(0.18)
Total distributions declared to shareholders	$(1.77)	$(0.53)	$(0.95)	$(0.83)	$(0.55)
Net asset value, end of period (x)	$18.02	$20.33	$14.80	$16.46	$16.37
Total return (%) (r)(s)(t)(x)	(3.63)	41.32	(5.02)	6.45	12.81
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.45	0.46	0.49	0.48	0.48
Expenses after expense reductions (h)	0.25	0.25	0.25	0.24	0.25
Net investment income (loss) (l)	4.60	1.26	1.82	2.20	1.94
Portfolio turnover	14	27	13	17	18
Net assets at end of period (000 omitted)	$171,589	$156,544	$104,521	$89,830	$88,577
	Year ended
Class R4	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$20.56	$14.94	$16.61	$16.51	$15.11
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.91	$0.25	$0.34	$0.39	$0.39
Net realized and unrealized gain (loss)	(1.40)	5.93	(1.02)	0.58	1.58
Total from investment operations	$(0.49)	$6.18	$(0.68)	$0.97	$1.97
Less distributions declared to shareholders
From net investment income	$(1.02)	$(0.25)	$(0.34)	$(0.39)	$(0.39)
From net realized gain	(0.79)	(0.31)	(0.65)	(0.48)	(0.18)
Total distributions declared to shareholders	$(1.81)	$(0.56)	$(0.99)	$(0.87)	$(0.57)
Net asset value, end of period (x)	$18.26	$20.56	$14.94	$16.61	$16.51
Total return (%) (r)(s)(t)(x)	(3.38)	41.74	(4.84)	6.73	13.09
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.20	0.22	0.24	0.23	0.23
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	4.36	1.40	2.07	2.36	2.44
Portfolio turnover	14	27	13	17	18
Net assets at end of period (000 omitted)	$41,621	$105,822	$144,006	$143,534	$145,328
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2040 FUND − continued
	Year ended
Class R6	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$20.55	$14.94	$16.61	$16.51	$15.12
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$1.06	$0.31	$0.36	$0.43	$0.43
Net realized and unrealized gain (loss)	(1.52)	5.89	(1.02)	0.56	1.56
Total from investment operations	$(0.46)	$6.20	$(0.66)	$0.99	$1.99
Less distributions declared to shareholders
From net investment income	$(1.06)	$(0.28)	$(0.36)	$(0.41)	$(0.42)
From net realized gain	(0.79)	(0.31)	(0.65)	(0.48)	(0.18)
Total distributions declared to shareholders	$(1.85)	$(0.59)	$(1.01)	$(0.89)	$(0.60)
Net asset value, end of period (x)	$18.24	$20.55	$14.94	$16.61	$16.51
Total return (%) (r)(s)(t)(x)	(3.24)	41.92	(4.72)	6.89	13.21
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.06	0.08	0.10	0.10	0.10
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	5.12	1.69	2.20	2.62	2.63
Portfolio turnover	14	27	13	17	18
Net assets at end of period (000 omitted)	$243,550	$221,571	$77,824	$75,378	$49,071
(d)	Per share data is based on average shares outstanding.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2045 FUND
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Year ended
Class A	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$19.84	$14.08	$15.53	$15.15	$13.79
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.97	$0.19	$0.28	$0.32	$0.30
Net realized and unrealized gain (loss)	(1.46)	5.97	(1.12)	0.57	1.52
Total from investment operations	$(0.49)	$6.16	$(0.84)	$0.89	$1.82
Less distributions declared to shareholders
From net investment income	$(0.98)	$(0.19)	$(0.27)	$(0.31)	$(0.35)
From net realized gain	(0.65)	(0.21)	(0.34)	(0.20)	(0.11)
Total distributions declared to shareholders	$(1.63)	$(0.40)	$(0.61)	$(0.51)	$(0.46)
Net asset value, end of period (x)	$17.72	$19.84	$14.08	$15.53	$15.15
Total return (%) (r)(s)(t)(x)	(3.41)	44.10	(5.93)	6.45	13.18
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.49	0.51	0.57	0.60	0.62
Expenses after expense reductions (h)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	4.83	1.09	1.78	2.13	1.99
Portfolio turnover	18	30	8	12	30
Net assets at end of period (000 omitted)	$19,763	$18,980	$11,409	$8,749	$7,789
	Year ended
Class B	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$19.71	$14.00	$15.43	$15.03	$13.70
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.79	$0.05	$0.14	$0.20	$0.17
Net realized and unrealized gain (loss)	(1.44)	5.93	(1.10)	0.59	1.51
Total from investment operations	$(0.65)	$5.98	$(0.96)	$0.79	$1.68
Less distributions declared to shareholders
From net investment income	$(0.81)	$(0.06)	$(0.13)	$(0.19)	$(0.24)
From net realized gain	(0.65)	(0.21)	(0.34)	(0.20)	(0.11)
Total distributions declared to shareholders	$(1.46)	$(0.27)	$(0.47)	$(0.39)	$(0.35)
Net asset value, end of period (x)	$17.60	$19.71	$14.00	$15.43	$15.03
Total return (%) (r)(s)(t)(x)	(4.13)	42.95	(6.62)	5.71	12.28
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.24	1.26	1.32	1.35	1.37
Expenses after expense reductions (h)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	3.98	0.30	0.89	1.31	1.15
Portfolio turnover	18	30	8	12	30
Net assets at end of period (000 omitted)	$736	$930	$724	$919	$948
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2045 FUND − continued
	Year ended
Class C	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$19.62	$13.91	$15.35	$14.97	$13.66
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.78	$0.05	$0.16	$0.20	$0.19
Net realized and unrealized gain (loss)	(1.42)	5.90	(1.11)	0.58	1.48
Total from investment operations	$(0.64)	$5.95	$(0.95)	$0.78	$1.67
Less distributions declared to shareholders
From net investment income	$(0.83)	$(0.03)	$(0.15)	$(0.20)	$(0.25)
From net realized gain	(0.65)	(0.21)	(0.34)	(0.20)	(0.11)
Total distributions declared to shareholders	$(1.48)	$(0.24)	$(0.49)	$(0.40)	$(0.36)
Net asset value, end of period (x)	$17.50	$19.62	$13.91	$15.35	$14.97
Total return (%) (r)(s)(t)(x)	(4.13)	43.01	(6.60)	5.70	12.24
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.24	1.27	1.32	1.35	1.37
Expenses after expense reductions (h)	1.00	0.99	0.97	0.99	1.00
Net investment income (loss) (l)	3.93	0.30	1.02	1.37	1.28
Portfolio turnover	18	30	8	12	30
Net assets at end of period (000 omitted)	$2,027	$1,943	$1,960	$2,301	$1,966
	Year ended
Class I	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$19.94	$14.15	$15.60	$15.22	$13.85
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$1.01	$0.24	$0.31	$0.36	$0.33
Net realized and unrealized gain (loss)	(1.45)	6.00	(1.12)	0.57	1.53
Total from investment operations	$(0.44)	$6.24	$(0.81)	$0.93	$1.86
Less distributions declared to shareholders
From net investment income	$(1.03)	$(0.24)	$(0.30)	$(0.35)	$(0.38)
From net realized gain	(0.65)	(0.21)	(0.34)	(0.20)	(0.11)
Total distributions declared to shareholders	$(1.68)	$(0.45)	$(0.64)	$(0.55)	$(0.49)
Net asset value, end of period (x)	$17.82	$19.94	$14.15	$15.60	$15.22
Total return (%) (r)(s)(t)(x)	(3.17)	44.43	(5.72)	6.75	13.42
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.24	0.25	0.32	0.35	0.37
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	5.03	1.37	2.01	2.40	2.24
Portfolio turnover	18	30	8	12	30
Net assets at end of period (000 omitted)	$2,458	$2,145	$395	$296	$161
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2045 FUND − continued
	Year ended
Class R1	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$19.74	$13.97	$15.41	$15.06	$13.75
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.69	$(0.04)	$0.15	$0.23	$0.17
Net realized and unrealized gain (loss)	(1.34)	6.02	(1.11)	0.55	1.52
Total from investment operations	$(0.65)	$5.98	$(0.96)	$0.78	$1.69
Less distributions declared to shareholders
From net investment income	$(0.77)	$—	$(0.14)	$(0.23)	$(0.27)
From net realized gain	(0.65)	(0.21)	(0.34)	(0.20)	(0.11)
Total distributions declared to shareholders	$(1.42)	$(0.21)	$(0.48)	$(0.43)	$(0.38)
Net asset value, end of period (x)	$17.67	$19.74	$13.97	$15.41	$15.06
Total return (%) (r)(s)(t)(x)	(4.13)	42.98	(6.67)	5.70	12.27
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.24	1.28	1.32	1.35	1.37
Expenses after expense reductions (h)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	3.47	(0.25)	0.98	1.54	1.14
Portfolio turnover	18	30	8	12	30
Net assets at end of period (000 omitted)	$398	$552	$995	$1,093	$872
	Year ended
Class R2	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$19.75	$14.00	$15.42	$15.04	$13.71
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.84	$0.11	$0.20	$0.25	$0.25
Net realized and unrealized gain (loss)	(1.38)	5.96	(1.07)	0.59	1.51
Total from investment operations	$(0.54)	$6.07	$(0.87)	$0.84	$1.76
Less distributions declared to shareholders
From net investment income	$(0.90)	$(0.11)	$(0.21)	$(0.26)	$(0.32)
From net realized gain	(0.65)	(0.21)	(0.34)	(0.20)	(0.11)
Total distributions declared to shareholders	$(1.55)	$(0.32)	$(0.55)	$(0.46)	$(0.43)
Net asset value, end of period (x)	$17.66	$19.75	$14.00	$15.42	$15.04
Total return (%) (r)(s)(t)(x)	(3.62)	43.65	(6.12)	6.15	12.87
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.74	0.77	0.82	0.85	0.87
Expenses after expense reductions (h)	0.50	0.50	0.50	0.50	0.50
Net investment income (loss) (l)	4.21	0.67	1.31	1.65	1.70
Portfolio turnover	18	30	8	12	30
Net assets at end of period (000 omitted)	$11,276	$15,161	$17,299	$21,895	$20,428
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2045 FUND − continued
	Year ended
Class R3	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$19.82	$14.07	$15.52	$15.14	$13.78
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.92	$0.18	$0.27	$0.32	$0.28
Net realized and unrealized gain (loss)	(1.41)	5.97	(1.11)	0.57	1.54
Total from investment operations	$(0.49)	$6.15	$(0.84)	$0.89	$1.82
Less distributions declared to shareholders
From net investment income	$(0.98)	$(0.19)	$(0.27)	$(0.31)	$(0.35)
From net realized gain	(0.65)	(0.21)	(0.34)	(0.20)	(0.11)
Total distributions declared to shareholders	$(1.63)	$(0.40)	$(0.61)	$(0.51)	$(0.46)
Net asset value, end of period (x)	$17.70	$19.82	$14.07	$15.52	$15.14
Total return (%) (r)(s)(t)(x)	(3.42)	44.05	(5.93)	6.49	13.20
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.49	0.51	0.57	0.60	0.62
Expenses after expense reductions (h)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	4.61	1.08	1.77	2.10	1.87
Portfolio turnover	18	30	8	12	30
Net assets at end of period (000 omitted)	$127,223	$109,034	$69,136	$53,767	$42,729
	Year ended
Class R4	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$19.94	$14.14	$15.58	$15.20	$13.82
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.85	$0.21	$0.32	$0.35	$0.36
Net realized and unrealized gain (loss)	(1.30)	6.02	(1.12)	0.57	1.50
Total from investment operations	$(0.45)	$6.23	$(0.80)	$0.92	$1.86
Less distributions declared to shareholders
From net investment income	$(1.00)	$(0.22)	$(0.30)	$(0.34)	$(0.37)
From net realized gain	(0.65)	(0.21)	(0.34)	(0.20)	(0.11)
Total distributions declared to shareholders	$(1.65)	$(0.43)	$(0.64)	$(0.54)	$(0.48)
Net asset value, end of period (x)	$17.84	$19.94	$14.14	$15.58	$15.20
Total return (%) (r)(s)(t)(x)	(3.17)	44.39	(5.67)	6.73	13.47
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.24	0.27	0.32	0.35	0.36
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	4.18	1.23	2.04	2.33	2.43
Portfolio turnover	18	30	8	12	30
Net assets at end of period (000 omitted)	$20,668	$68,489	$90,453	$83,824	$70,628
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2045 FUND − continued
	Year ended
Class R6	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$19.93	$14.14	$15.58	$15.20	$13.83
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$1.05	$0.27	$0.33	$0.36	$0.47
Net realized and unrealized gain (loss)	(1.46)	5.98	(1.11)	0.59	1.41
Total from investment operations	$(0.41)	$6.25	$(0.78)	$0.95	$1.88
Less distributions declared to shareholders
From net investment income	$(1.05)	$(0.25)	$(0.32)	$(0.37)	$(0.40)
From net realized gain	(0.65)	(0.21)	(0.34)	(0.20)	(0.11)
Total distributions declared to shareholders	$(1.70)	$(0.46)	$(0.66)	$(0.57)	$(0.51)
Net asset value, end of period (x)	$17.82	$19.93	$14.14	$15.58	$15.20
Total return (%) (r)(s)(t)(x)	(2.99)	44.58	(5.55)	6.91	13.57
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.09	0.11	0.17	0.21	0.23
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	5.23	1.56	2.14	2.42	3.11
Portfolio turnover	18	30	8	12	30
Net assets at end of period (000 omitted)	$166,911	$140,992	$37,856	$26,219	$15,910
(d)	Per share data is based on average shares outstanding.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2050 FUND
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Year ended
Class A	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$23.98	$16.99	$18.80	$18.30	$16.63
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$1.17	$0.22	$0.32	$0.38	$0.33
Net realized and unrealized gain (loss)	(1.73)	7.23	(1.33)	0.71	1.86
Total from investment operations	$(0.56)	$7.45	$(1.01)	$1.09	$2.19
Less distributions declared to shareholders
From net investment income	$(1.18)	$(0.23)	$(0.32)	$(0.37)	$(0.37)
From net realized gain	(0.94)	(0.23)	(0.48)	(0.22)	(0.15)
Total distributions declared to shareholders	$(2.12)	$(0.46)	$(0.80)	$(0.59)	$(0.52)
Net asset value, end of period (x)	$21.30	$23.98	$16.99	$18.80	$18.30
Total return (%) (r)(s)(t)(x)	(3.36)	44.17	(5.93)	6.47	13.16
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.50	0.51	0.57	0.57	0.58
Expenses after expense reductions (h)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	4.85	1.08	1.74	2.11	1.83
Portfolio turnover	17	24	8	24	20
Net assets at end of period (000 omitted)	$22,761	$22,708	$14,315	$12,791	$12,353
	Year ended
Class B	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$23.62	$16.75	$18.55	$18.07	$16.44
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.95	$0.06	$0.18	$0.25	$0.20
Net realized and unrealized gain (loss)	(1.70)	7.11	(1.32)	0.70	1.83
Total from investment operations	$(0.75)	$7.17	$(1.14)	$0.95	$2.03
Less distributions declared to shareholders
From net investment income	$(0.97)	$(0.07)	$(0.18)	$(0.25)	$(0.25)
From net realized gain	(0.94)	(0.23)	(0.48)	(0.22)	(0.15)
Total distributions declared to shareholders	$(1.91)	$(0.30)	$(0.66)	$(0.47)	$(0.40)
Net asset value, end of period (x)	$20.96	$23.62	$16.75	$18.55	$18.07
Total return (%) (r)(s)(t)(x)	(4.11)	43.04	(6.61)	5.67	12.36
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.25	1.26	1.32	1.32	1.33
Expenses after expense reductions (h)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	3.98	0.32	0.97	1.39	1.15
Portfolio turnover	17	24	8	24	20
Net assets at end of period (000 omitted)	$1,265	$1,727	$1,359	$1,630	$1,270
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2050 FUND − continued
	Year ended
Class C	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$23.49	$16.65	$18.45	$17.96	$16.35
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.91	$0.06	$0.17	$0.23	$0.20
Net realized and unrealized gain (loss)	(1.65)	7.08	(1.31)	0.72	1.81
Total from investment operations	$(0.74)	$7.14	$(1.14)	$0.95	$2.01
Less distributions declared to shareholders
From net investment income	$(0.98)	$(0.07)	$(0.18)	$(0.24)	$(0.25)
From net realized gain	(0.94)	(0.23)	(0.48)	(0.22)	(0.15)
Total distributions declared to shareholders	$(1.92)	$(0.30)	$(0.66)	$(0.46)	$(0.40)
Net asset value, end of period (x)	$20.83	$23.49	$16.65	$18.45	$17.96
Total return (%) (r)(s)(t)(x)	(4.11)	43.12	(6.66)	5.67	12.30
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.25	1.26	1.32	1.32	1.33
Expenses after expense reductions (h)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	3.85	0.31	0.94	1.31	1.16
Portfolio turnover	17	24	8	24	20
Net assets at end of period (000 omitted)	$3,223	$3,898	$3,029	$3,344	$2,775
	Year ended
Class I	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$23.95	$16.97	$18.78	$18.29	$16.62
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$1.18	$0.28	$0.41	$0.50	$0.41
Net realized and unrealized gain (loss)	(1.68)	7.21	(1.37)	0.62	1.83
Total from investment operations	$(0.50)	$7.49	$(0.96)	$1.12	$2.24
Less distributions declared to shareholders
From net investment income	$(1.24)	$(0.28)	$(0.37)	$(0.41)	$(0.42)
From net realized gain	(0.94)	(0.23)	(0.48)	(0.22)	(0.15)
Total distributions declared to shareholders	$(2.18)	$(0.51)	$(0.85)	$(0.63)	$(0.57)
Net asset value, end of period (x)	$21.27	$23.95	$16.97	$18.78	$18.29
Total return (%) (r)(s)(t)(x)	(3.14)	44.49	(5.71)	6.70	13.47
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.25	0.26	0.32	0.32	0.33
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	4.92	1.36	2.23	2.73	2.26
Portfolio turnover	17	24	8	24	20
Net assets at end of period (000 omitted)	$1,445	$1,033	$354	$213	$566
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2050 FUND − continued
	Year ended
Class R1	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$23.59	$16.67	$18.46	$17.97	$16.38
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.95	$(0.04)	$0.16	$0.25	$0.21
Net realized and unrealized gain (loss)	(1.69)	7.20	(1.30)	0.69	1.82
Total from investment operations	$(0.74)	$7.16	$(1.14)	$0.94	$2.03
Less distributions declared to shareholders
From net investment income	$(1.00)	$—	$(0.17)	$(0.23)	$(0.29)
From net realized gain	(0.94)	(0.24)	(0.48)	(0.22)	(0.15)
Total distributions declared to shareholders	$(1.94)	$(0.24)	$(0.65)	$(0.45)	$(0.44)
Net asset value, end of period (x)	$20.91	$23.59	$16.67	$18.46	$17.97
Total return (%) (r)(s)(t)(x)	(4.08)	43.08	(6.64)	5.65	12.35
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.25	1.28	1.32	1.32	1.33
Expenses after expense reductions (h)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	4.02	(0.21)	0.90	1.42	1.18
Portfolio turnover	17	24	8	24	20
Net assets at end of period (000 omitted)	$731	$695	$1,184	$1,322	$1,052
	Year ended
Class R2	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$23.70	$16.79	$18.55	$18.07	$16.44
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$1.00	$0.15	$0.26	$0.34	$0.30
Net realized and unrealized gain (loss)	(1.62)	7.15	(1.30)	0.69	1.82
Total from investment operations	$(0.62)	$7.30	$(1.04)	$1.03	$2.12
Less distributions declared to shareholders
From net investment income	$(1.08)	$(0.15)	$(0.24)	$(0.33)	$(0.34)
From net realized gain	(0.94)	(0.24)	(0.48)	(0.22)	(0.15)
Total distributions declared to shareholders	$(2.02)	$(0.39)	$(0.72)	$(0.55)	$(0.49)
Net asset value, end of period (x)	$21.06	$23.70	$16.79	$18.55	$18.07
Total return (%) (r)(s)(t)(x)	(3.59)	43.72	(6.12)	6.18	12.89
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.75	0.77	0.82	0.82	0.83
Expenses after expense reductions (h)	0.50	0.50	0.50	0.50	0.50
Net investment income (loss) (l)	4.18	0.72	1.41	1.92	1.67
Portfolio turnover	17	24	8	24	20
Net assets at end of period (000 omitted)	$19,078	$28,781	$26,545	$28,575	$46,468
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2050 FUND − continued
	Year ended
Class R3	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$23.79	$16.86	$18.67	$18.18	$16.53
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$1.10	$0.22	$0.33	$0.38	$0.34
Net realized and unrealized gain (loss)	(1.67)	7.17	(1.33)	0.70	1.84
Total from investment operations	$(0.57)	$7.39	$(1.00)	$1.08	$2.18
Less distributions declared to shareholders
From net investment income	$(1.17)	$(0.23)	$(0.33)	$(0.37)	$(0.38)
From net realized gain	(0.94)	(0.23)	(0.48)	(0.22)	(0.15)
Total distributions declared to shareholders	$(2.11)	$(0.46)	$(0.81)	$(0.59)	$(0.53)
Net asset value, end of period (x)	$21.11	$23.79	$16.86	$18.67	$18.18
Total return (%) (r)(s)(t)(x)	(3.41)	44.16	(5.96)	6.48	13.19
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.50	0.51	0.57	0.57	0.58
Expenses after expense reductions (h)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	4.60	1.08	1.77	2.10	1.90
Portfolio turnover	17	24	8	24	20
Net assets at end of period (000 omitted)	$118,076	$113,346	$70,610	$54,561	$48,180
	Year ended
Class R4	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$23.97	$16.97	$18.77	$18.28	$16.60
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.94	$0.26	$0.37	$0.42	$0.42
Net realized and unrealized gain (loss)	(1.46)	7.24	(1.33)	0.70	1.82
Total from investment operations	$(0.52)	$7.50	$(0.96)	$1.12	$2.24
Less distributions declared to shareholders
From net investment income	$(1.20)	$(0.26)	$(0.36)	$(0.41)	$(0.41)
From net realized gain	(0.94)	(0.24)	(0.48)	(0.22)	(0.15)
Total distributions declared to shareholders	$(2.14)	$(0.50)	$(0.84)	$(0.63)	$(0.56)
Net asset value, end of period (x)	$21.31	$23.97	$16.97	$18.77	$18.28
Total return (%) (r)(s)(t)(x)	(3.16)	44.52	(5.69)	6.71	13.49
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.25	0.27	0.32	0.32	0.33
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	3.88	1.28	2.01	2.30	2.35
Portfolio turnover	17	24	8	24	20
Net assets at end of period (000 omitted)	$24,207	$71,368	$76,018	$69,834	$70,936
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2050 FUND − continued
	Year ended
Class R6	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$23.96	$16.97	$18.76	$18.27	$16.60
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$1.26	$0.32	$0.39	$0.44	$0.51
Net realized and unrealized gain (loss)	(1.72)	7.20	(1.31)	0.71	1.75
Total from investment operations	$(0.46)	$7.52	$(0.92)	$1.15	$2.26
Less distributions declared to shareholders
From net investment income	$(1.27)	$(0.30)	$(0.39)	$(0.44)	$(0.44)
From net realized gain	(0.94)	(0.23)	(0.48)	(0.22)	(0.15)
Total distributions declared to shareholders	$(2.21)	$(0.53)	$(0.87)	$(0.66)	$(0.59)
Net asset value, end of period (x)	$21.29	$23.96	$16.97	$18.76	$18.27
Total return (%) (r)(s)(t)(x)	(2.97)	44.70	(5.52)	6.89	13.60
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.09	0.12	0.17	0.18	0.19
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	5.23	1.54	2.11	2.44	2.82
Portfolio turnover	17	24	8	24	20
Net assets at end of period (000 omitted)	$147,729	$121,495	$44,463	$39,175	$23,365
(d)	Per share data is based on average shares outstanding.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2055 FUND
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Year ended
Class A	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$20.42	$14.47	$15.93	$15.45	$14.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$1.02	$0.19	$0.28	$0.32	$0.29
Net realized and unrealized gain (loss)	(1.52)	6.15	(1.14)	0.60	1.55
Total from investment operations	$(0.50)	$6.34	$(0.86)	$0.92	$1.84
Less distributions declared to shareholders
From net investment income	$(1.02)	$(0.20)	$(0.27)	$(0.31)	$(0.31)
From net realized gain	(0.60)	(0.19)	(0.33)	(0.13)	(0.08)
Total distributions declared to shareholders	$(1.62)	$(0.39)	$(0.60)	$(0.44)	$(0.39)
Net asset value, end of period (x)	$18.30	$20.42	$14.47	$15.93	$15.45
Total return (%) (r)(s)(t)(x)	(3.35)	44.11	(5.87)	6.46	13.10
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.56	0.61	0.72	0.81	0.92
Expenses after expense reductions (h)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	4.94	1.09	1.78	2.08	1.91
Portfolio turnover	19	24	11	20	18
Net assets at end of period (000 omitted)	$15,144	$14,314	$7,729	$5,866	$4,833
	Year ended
Class B	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$20.33	$14.41	$15.87	$15.39	$13.95
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.82	$0.05	$0.15	$0.21	$0.18
Net realized and unrealized gain (loss)	(1.48)	6.13	(1.14)	0.60	1.55
Total from investment operations	$(0.66)	$6.18	$(0.99)	$0.81	$1.73
Less distributions declared to shareholders
From net investment income	$(0.85)	$(0.07)	$(0.14)	$(0.20)	$(0.21)
From net realized gain	(0.60)	(0.19)	(0.33)	(0.13)	(0.08)
Total distributions declared to shareholders	$(1.45)	$(0.26)	$(0.47)	$(0.33)	$(0.29)
Net asset value, end of period (x)	$18.22	$20.33	$14.41	$15.87	$15.39
Total return (%) (r)(s)(t)(x)	(4.09)	43.06	(6.61)	5.65	12.36
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.31	1.36	1.48	1.56	1.67
Expenses after expense reductions (h)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	3.96	0.31	0.93	1.34	1.22
Portfolio turnover	19	24	11	20	18
Net assets at end of period (000 omitted)	$590	$713	$517	$605	$470
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2055 FUND − continued
	Year ended
Class C	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$20.17	$14.29	$15.75	$15.28	$13.86
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.82	$0.05	$0.14	$0.20	$0.18
Net realized and unrealized gain (loss)	(1.47)	6.08	(1.11)	0.60	1.53
Total from investment operations	$(0.65)	$6.13	$(0.97)	$0.80	$1.71
Less distributions declared to shareholders
From net investment income	$(0.86)	$(0.06)	$(0.16)	$(0.20)	$(0.21)
From net realized gain	(0.60)	(0.19)	(0.33)	(0.13)	(0.08)
Total distributions declared to shareholders	$(1.46)	$(0.25)	$(0.49)	$(0.33)	$(0.29)
Net asset value, end of period (x)	$18.06	$20.17	$14.29	$15.75	$15.28
Total return (%) (r)(s)(t)(x)	(4.06)	43.08	(6.59)	5.63	12.29
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.31	1.36	1.48	1.56	1.67
Expenses after expense reductions (h)	1.00	1.00	0.99	1.00	1.00
Net investment income (loss) (l)	4.03	0.29	0.92	1.32	1.19
Portfolio turnover	19	24	11	20	18
Net assets at end of period (000 omitted)	$2,426	$2,585	$2,126	$2,179	$1,789
	Year ended
Class I	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$20.45	$14.49	$15.94	$15.46	$14.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$1.00	$0.25	$0.32	$0.35	$0.30
Net realized and unrealized gain (loss)	(1.45)	6.14	(1.14)	0.61	1.58
Total from investment operations	$(0.45)	$6.39	$(0.82)	$0.96	$1.88
Less distributions declared to shareholders
From net investment income	$(1.07)	$(0.24)	$(0.30)	$(0.35)	$(0.34)
From net realized gain	(0.60)	(0.19)	(0.33)	(0.13)	(0.08)
Total distributions declared to shareholders	$(1.67)	$(0.43)	$(0.63)	$(0.48)	$(0.42)
Net asset value, end of period (x)	$18.33	$20.45	$14.49	$15.94	$15.46
Total return (%) (r)(s)(t)(x)	(3.13)	44.42	(5.65)	6.74	13.40
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.31	0.35	0.48	0.56	0.67
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	4.85	1.39	1.99	2.29	1.98
Portfolio turnover	19	24	11	20	18
Net assets at end of period (000 omitted)	$512	$434	$98	$156	$114
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2055 FUND − continued
	Year ended
Class R1	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$20.26	$14.30	$15.76	$15.32	$13.92
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.81	$(0.06)	$0.14	$0.20	$0.17
Net realized and unrealized gain (loss)	(1.46)	6.21	(1.12)	0.60	1.55
Total from investment operations	$(0.65)	$6.15	$(0.98)	$0.80	$1.72
Less distributions declared to shareholders
From net investment income	$(0.87)	$—	$(0.15)	$(0.23)	$(0.24)
From net realized gain	(0.60)	(0.19)	(0.33)	(0.13)	(0.08)
Total distributions declared to shareholders	$(1.47)	$(0.19)	$(0.48)	$(0.36)	$(0.32)
Net asset value, end of period (x)	$18.14	$20.26	$14.30	$15.76	$15.32
Total return (%) (r)(s)(t)(x)	(4.07)	43.16	(6.60)	5.65	12.31
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.31	1.39	1.48	1.56	1.66
Expenses after expense reductions (h)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	3.95	(0.34)	0.93	1.32	1.13
Portfolio turnover	19	24	11	20	18
Net assets at end of period (000 omitted)	$701	$663	$1,597	$1,523	$854
	Year ended
Class R2	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$20.35	$14.39	$15.84	$15.36	$13.94
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.83	$0.11	$0.22	$0.26	$0.26
Net realized and unrealized gain (loss)	(1.38)	6.16	(1.12)	0.62	1.53
Total from investment operations	$(0.55)	$6.27	$(0.90)	$0.88	$1.79
Less distributions declared to shareholders
From net investment income	$(0.91)	$(0.12)	$(0.22)	$(0.27)	$(0.29)
From net realized gain	(0.60)	(0.19)	(0.33)	(0.13)	(0.08)
Total distributions declared to shareholders	$(1.51)	$(0.31)	$(0.55)	$(0.40)	$(0.37)
Net asset value, end of period (x)	$18.29	$20.35	$14.39	$15.84	$15.36
Total return (%) (r)(s)(t)(x)	(3.56)	43.78	(6.12)	6.19	12.82
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.81	0.87	0.98	1.06	1.16
Expenses after expense reductions (h)	0.50	0.50	0.50	0.50	0.50
Net investment income (loss) (l)	4.02	0.64	1.39	1.73	1.73
Portfolio turnover	19	24	11	20	18
Net assets at end of period (000 omitted)	$8,981	$17,589	$17,485	$18,695	$15,534
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2055 FUND − continued
	Year ended
Class R3	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$20.42	$14.47	$15.93	$15.45	$14.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.97	$0.19	$0.27	$0.32	$0.29
Net realized and unrealized gain (loss)	(1.46)	6.15	(1.13)	0.60	1.55
Total from investment operations	$(0.49)	$6.34	$(0.86)	$0.92	$1.84
Less distributions declared to shareholders
From net investment income	$(1.02)	$(0.20)	$(0.27)	$(0.31)	$(0.31)
From net realized gain	(0.60)	(0.19)	(0.33)	(0.13)	(0.08)
Total distributions declared to shareholders	$(1.62)	$(0.39)	$(0.60)	$(0.44)	$(0.39)
Net asset value, end of period (x)	$18.31	$20.42	$14.47	$15.93	$15.45
Total return (%) (r)(s)(t)(x)	(3.33)	44.10	(5.88)	6.46	13.14
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.56	0.61	0.73	0.81	0.92
Expenses after expense reductions (h)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	4.69	1.09	1.73	2.07	1.89
Portfolio turnover	19	24	11	20	18
Net assets at end of period (000 omitted)	$73,743	$65,613	$36,674	$27,658	$21,438
	Year ended
Class R4	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$20.56	$14.55	$16.01	$15.53	$14.06
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.80	$0.22	$0.32	$0.36	$0.37
Net realized and unrealized gain (loss)	(1.25)	6.21	(1.14)	0.60	1.52
Total from investment operations	$(0.45)	$6.43	$(0.82)	$0.96	$1.89
Less distributions declared to shareholders
From net investment income	$(1.04)	$(0.23)	$(0.31)	$(0.35)	$(0.34)
From net realized gain	(0.60)	(0.19)	(0.33)	(0.13)	(0.08)
Total distributions declared to shareholders	$(1.64)	$(0.42)	$(0.64)	$(0.48)	$(0.42)
Net asset value, end of period (x)	$18.47	$20.56	$14.55	$16.01	$15.53
Total return (%) (r)(s)(t)(x)	(3.09)	44.49	(5.67)	6.71	13.42
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.31	0.36	0.47	0.56	0.67
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	3.86	1.27	2.04	2.31	2.43
Portfolio turnover	19	24	11	20	18
Net assets at end of period (000 omitted)	$14,606	$38,374	$37,665	$30,137	$26,747
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2055 FUND − continued
	Year ended
Class R6	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$20.58	$14.56	$16.01	$15.53	$14.06
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$1.11	$0.28	$0.34	$0.37	$0.49
Net realized and unrealized gain (loss)	(1.53)	6.18	(1.13)	0.61	1.42
Total from investment operations	$(0.42)	$6.46	$(0.79)	$0.98	$1.91
Less distributions declared to shareholders
From net investment income	$(1.10)	$(0.25)	$(0.33)	$(0.37)	$(0.36)
From net realized gain	(0.60)	(0.19)	(0.33)	(0.13)	(0.08)
Total distributions declared to shareholders	$(1.70)	$(0.44)	$(0.66)	$(0.50)	$(0.44)
Net asset value, end of period (x)	$18.46	$20.58	$14.56	$16.01	$15.53
Total return (%) (r)(s)(t)(x)	(2.99)	44.75	(5.50)	6.88	13.56
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.15	0.21	0.33	0.42	0.52
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	5.32	1.54	2.16	2.40	3.15
Portfolio turnover	19	24	11	20	18
Net assets at end of period (000 omitted)	$87,462	$60,705	$21,065	$16,579	$7,695
(d)	Per share data is based on average shares outstanding.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2060 FUND
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Year ended
Class A	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$15.99	$11.25	$12.26	$11.85	$10.73
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.78	$0.15	$0.22	$0.41	$0.25
Net realized and unrealized gain (loss)	(1.22)	4.82	(0.89)	0.30	1.16
Total from investment operations	$(0.44)	$4.97	$(0.67)	$0.71	$1.41
Less distributions declared to shareholders
From net investment income	$(0.79)	$(0.14)	$(0.21)	$(0.25)	$(0.23)
From net realized gain	(0.22)	(0.09)	(0.13)	(0.05)	(0.06)
Total distributions declared to shareholders	$(1.01)	$(0.23)	$(0.34)	$(0.30)	$(0.29)
Net asset value, end of period (x)	$14.54	$15.99	$11.25	$12.26	$11.85
Total return (%) (r)(s)(t)(x)	(3.51)	44.39	(5.83)	6.47	13.19
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.79	1.08	1.84	4.01	9.75
Expenses after expense reductions (h)	0.25	0.24	0.22	0.20	0.16
Net investment income (loss) (l)	4.80	1.06	1.81	3.49	2.17
Portfolio turnover	18	21	9	34	37
Net assets at end of period (000 omitted)	$8,023	$5,584	$2,879	$1,362	$306
	Year ended
Class B	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$15.95	$11.24	$12.25	$11.82	$10.70
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.65	$0.04	$0.12	$0.17	$0.14
Net realized and unrealized gain (loss)	(1.21)	4.80	(0.89)	0.48	1.19
Total from investment operations	$(0.56)	$4.84	$(0.77)	$0.65	$1.33
Less distributions declared to shareholders
From net investment income	$(0.65)	$(0.04)	$(0.11)	$(0.17)	$(0.15)
From net realized gain	(0.22)	(0.09)	(0.13)	(0.05)	(0.06)
Total distributions declared to shareholders	$(0.87)	$(0.13)	$(0.24)	$(0.22)	$(0.21)
Net asset value, end of period (x)	$14.52	$15.95	$11.24	$12.25	$11.82
Total return (%) (r)(s)(t)(x)	(4.15)	43.16	(6.53)	5.78	12.39
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.54	1.83	2.65	4.98	11.79
Expenses after expense reductions (h)	1.00	0.99	0.97	0.95	0.90
Net investment income (loss) (l)	4.02	0.33	0.99	1.44	1.26
Portfolio turnover	18	21	9	34	37
Net assets at end of period (000 omitted)	$179	$191	$137	$149	$73
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2060 FUND − continued
	Year ended
Class C	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$15.86	$11.18	$12.21	$11.81	$10.70
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.67	$0.05	$0.13	$0.20	$0.14
Net realized and unrealized gain (loss)	(1.23)	4.78	(0.89)	0.44	1.19
Total from investment operations	$(0.56)	$4.83	$(0.76)	$0.64	$1.33
Less distributions declared to shareholders
From net investment income	$(0.67)	$(0.06)	$(0.14)	$(0.19)	$(0.16)
From net realized gain	(0.22)	(0.09)	(0.13)	(0.05)	(0.06)
Total distributions declared to shareholders	$(0.89)	$(0.15)	$(0.27)	$(0.24)	$(0.22)
Net asset value, end of period (x)	$14.41	$15.86	$11.18	$12.21	$11.81
Total return (%) (r)(s)(t)(x)	(4.20)	43.28	(6.53)	5.75	12.38
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.54	1.83	2.61	4.88	11.46
Expenses after expense reductions (h)	1.00	0.99	0.96	0.95	0.90
Net investment income (loss) (l)	4.14	0.34	1.11	1.68	1.24
Portfolio turnover	18	21	9	34	37
Net assets at end of period (000 omitted)	$891	$761	$432	$283	$107
	Year ended
Class I	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$16.09	$11.32	$12.32	$11.88	$10.74
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.85	$0.19	$0.23	$0.28	$0.26
Net realized and unrealized gain (loss)	(1.25)	4.84	(0.87)	0.47	1.19
Total from investment operations	$(0.40)	$5.03	$(0.64)	$0.75	$1.45
Less distributions declared to shareholders
From net investment income	$(0.82)	$(0.17)	$(0.23)	$(0.26)	$(0.25)
From net realized gain	(0.22)	(0.09)	(0.13)	(0.05)	(0.06)
Total distributions declared to shareholders	$(1.04)	$(0.26)	$(0.36)	$(0.31)	$(0.31)
Net asset value, end of period (x)	$14.65	$16.09	$11.32	$12.32	$11.88
Total return (%) (r)(s)(t)(x)	(3.25)	44.66	(5.58)	6.76	13.50
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.54	0.82	1.60	4.04	11.01
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	5.20	1.33	1.86	2.37	2.23
Portfolio turnover	18	21	9	34	37
Net assets at end of period (000 omitted)	$295	$232	$103	$66	$62
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2060 FUND − continued
	Year ended
Class R1	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$16.01	$11.28	$12.28	$11.83	$10.70
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.65	$0.04	$0.12	$0.16	$0.14
Net realized and unrealized gain (loss)	(1.22)	4.82	(0.88)	0.48	1.19
Total from investment operations	$(0.57)	$4.86	$(0.76)	$0.64	$1.33
Less distributions declared to shareholders
From net investment income	$(0.65)	$(0.04)	$(0.11)	$(0.14)	$(0.14)
From net realized gain	(0.22)	(0.09)	(0.13)	(0.05)	(0.06)
Total distributions declared to shareholders	$(0.87)	$(0.13)	$(0.24)	$(0.19)	$(0.20)
Net asset value, end of period (x)	$14.57	$16.01	$11.28	$12.28	$11.83
Total return (%) (r)(s)(t)(x)	(4.20)	43.20	(6.46)	5.69	12.41
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.54	1.83	2.65	5.04	12.02
Expenses after expense reductions (h)	1.00	0.99	0.97	0.95	0.90
Net investment income (loss) (l)	3.99	0.32	0.99	1.36	1.23
Portfolio turnover	18	21	9	34	37
Net assets at end of period (000 omitted)	$82	$86	$60	$64	$61
	Year ended
Class R2	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$15.97	$11.25	$12.25	$11.84	$10.72
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.75	$0.13	$0.17	$0.27	$0.18
Net realized and unrealized gain (loss)	(1.23)	4.80	(0.87)	0.42	1.21
Total from investment operations	$(0.48)	$4.93	$(0.70)	$0.69	$1.39
Less distributions declared to shareholders
From net investment income	$(0.75)	$(0.12)	$(0.17)	$(0.23)	$(0.21)
From net realized gain	(0.22)	(0.09)	(0.13)	(0.05)	(0.06)
Total distributions declared to shareholders	$(0.97)	$(0.21)	$(0.30)	$(0.28)	$(0.27)
Net asset value, end of period (x)	$14.52	$15.97	$11.25	$12.25	$11.84
Total return (%) (r)(s)(t)(x)	(3.73)	43.97	(6.03)	6.29	12.92
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.04	1.33	2.13	4.31	10.36
Expenses after expense reductions (h)	0.50	0.49	0.47	0.45	0.41
Net investment income (loss) (l)	4.62	0.99	1.39	2.34	1.56
Portfolio turnover	18	21	9	34	37
Net assets at end of period (000 omitted)	$2,107	$1,580	$980	$797	$151
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2060 FUND − continued
	Year ended
Class R3	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$16.00	$11.27	$12.28	$11.85	$10.73
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.77	$0.16	$0.24	$0.24	$0.25
Net realized and unrealized gain (loss)	(1.21)	4.81	(0.90)	0.48	1.17
Total from investment operations	$(0.44)	$4.97	$(0.66)	$0.72	$1.42
Less distributions declared to shareholders
From net investment income	$(0.78)	$(0.15)	$(0.22)	$(0.24)	$(0.24)
From net realized gain	(0.22)	(0.09)	(0.13)	(0.05)	(0.06)
Total distributions declared to shareholders	$(1.00)	$(0.24)	$(0.35)	$(0.29)	$(0.30)
Net asset value, end of period (x)	$14.56	$16.00	$11.27	$12.28	$11.85
Total return (%) (r)(s)(t)(x)	(3.46)	44.28	(5.78)	6.48	13.21
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.79	1.07	1.80	4.15	9.15
Expenses after expense reductions (h)	0.25	0.24	0.22	0.20	0.16
Net investment income (loss) (l)	4.74	1.12	1.99	2.04	2.11
Portfolio turnover	18	21	9	34	37
Net assets at end of period (000 omitted)	$28,505	$17,477	$7,252	$2,505	$1,203
	Year ended
Class R4	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$16.07	$11.31	$12.31	$11.88	$10.74
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.57	$0.18	$0.28	$0.31	$0.30
Net realized and unrealized gain (loss)	(0.98)	4.84	(0.92)	0.43	1.15
Total from investment operations	$(0.41)	$5.02	$(0.64)	$0.74	$1.45
Less distributions declared to shareholders
From net investment income	$(0.80)	$(0.17)	$(0.23)	$(0.26)	$(0.25)
From net realized gain	(0.22)	(0.09)	(0.13)	(0.05)	(0.06)
Total distributions declared to shareholders	$(1.02)	$(0.26)	$(0.36)	$(0.31)	$(0.31)
Net asset value, end of period (x)	$14.64	$16.07	$11.31	$12.31	$11.88
Total return (%) (r)(s)(t)(x)	(3.31)	44.61	(5.55)	6.72	13.51
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.55	0.83	1.55	3.79	8.82
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	3.51	1.33	2.29	2.63	2.54
Portfolio turnover	18	21	9	34	37
Net assets at end of period (000 omitted)	$3,227	$8,871	$4,568	$1,524	$356
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2060 FUND − continued
	Year ended
Class R6	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$16.11	$11.33	$12.33	$11.88	$10.74
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.88	$0.21	$0.27	$0.29	$0.25
Net realized and unrealized gain (loss)	(1.26)	4.85	(0.90)	0.48	1.20
Total from investment operations	$(0.38)	$5.06	$(0.63)	$0.77	$1.45
Less distributions declared to shareholders
From net investment income	$(0.84)	$(0.19)	$(0.24)	$(0.27)	$(0.25)
From net realized gain	(0.22)	(0.09)	(0.13)	(0.05)	(0.06)
Total distributions declared to shareholders	$(1.06)	$(0.28)	$(0.37)	$(0.32)	$(0.31)
Net asset value, end of period (x)	$14.67	$16.11	$11.33	$12.33	$11.88
Total return (%) (r)(s)(t)(x)	(3.15)	44.87	(5.50)	6.95	13.51
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.40	0.69	1.48	3.80	10.10
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	5.38	1.49	2.21	2.43	2.18
Portfolio turnover	18	21	9	34	37
Net assets at end of period (000 omitted)	$35,897	$25,148	$7,641	$3,309	$1,268
(d)	Per share data is based on average shares outstanding.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2065 FUND
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Year ended
Class A	4/30/22(c)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.21
Net realized and unrealized gain (loss)	(1.12)
Total from investment operations	$(0.91)
Less distributions declared to shareholders
From net investment income	$(0.41)
Net asset value, end of period (x)	$8.68
Total return (%) (r)(s)(t)(x)	(9.56)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	11.82(a)
Expenses after expense reductions (h)	0.12(a)
Net investment income (loss) (l)	3.44(a)
Portfolio turnover	4(n)
Net assets at end of period (000 omitted)	$240
Year ended
Class C	4/30/22(c)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.40
Net realized and unrealized gain (loss)	(1.35)
Total from investment operations	$(0.95)
Less distributions declared to shareholders
From net investment income	$(0.38)
Net asset value, end of period (x)	$8.67
Total return (%) (r)(s)(t)(x)	(9.93)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	13.66(a)
Expenses after expense reductions (h)	0.87(a)
Net investment income (loss) (l)	6.35(a)
Portfolio turnover	4(n)
Net assets at end of period (000 omitted)	$52
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2065 FUND − continued
Year ended
Class I	4/30/22(c)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.48
Net realized and unrealized gain (loss)	(1.37)
Total from investment operations	$(0.89)
Less distributions declared to shareholders
From net investment income	$(0.41)
Net asset value, end of period (x)	$8.70
Total return (%) (r)(s)(t)(x)	(9.32)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	12.75(a)
Expenses after expense reductions (h)	0.00(a)
Net investment income (loss) (l)	7.56(a)
Portfolio turnover	4(n)
Net assets at end of period (000 omitted)	$46
Year ended
Class R1	4/30/22(c)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.42
Net realized and unrealized gain (loss)	(1.37)
Total from investment operations	$(0.95)
Less distributions declared to shareholders
From net investment income	$(0.38)
Net asset value, end of period (x)	$8.67
Total return (%) (r)(s)(t)(x)	(9.93)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	13.76(a)
Expenses after expense reductions (h)	0.87(a)
Net investment income (loss) (l)	6.58(a)
Portfolio turnover	4(n)
Net assets at end of period (000 omitted)	$45
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2065 FUND − continued
Year ended
Class R2	4/30/22(c)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.44
Net realized and unrealized gain (loss)	(1.36)
Total from investment operations	$(0.92)
Less distributions declared to shareholders
From net investment income	$(0.40)
Net asset value, end of period (x)	$8.68
Total return (%) (r)(s)(t)(x)	(9.67)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	13.14(a)
Expenses after expense reductions (h)	0.37(a)
Net investment income (loss) (l)	7.00(a)
Portfolio turnover	4(n)
Net assets at end of period (000 omitted)	$60
Year ended
Class R3	4/30/22(c)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.47
Net realized and unrealized gain (loss)	(1.37)
Total from investment operations	$(0.90)
Less distributions declared to shareholders
From net investment income	$(0.41)
Net asset value, end of period (x)	$8.69
Total return (%) (r)(s)(t)(x)	(9.50)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	13.01(a)
Expenses after expense reductions (h)	0.12(a)
Net investment income (loss) (l)	7.33(a)
Portfolio turnover	4(n)
Net assets at end of period (000 omitted)	$45
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2065 FUND − continued
Year ended
Class R4	4/30/22(c)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.48
Net realized and unrealized gain (loss)	(1.37)
Total from investment operations	$(0.89)
Less distributions declared to shareholders
From net investment income	$(0.41)
Net asset value, end of period (x)	$8.70
Total return (%) (r)(s)(t)(x)	(9.32)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	12.76(a)
Expenses after expense reductions (h)	0.00(a)
Net investment income (loss) (l)	7.58(a)
Portfolio turnover	4(n)
Net assets at end of period (000 omitted)	$45
Year ended
Class R6	4/30/22(c)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.43
Net realized and unrealized gain (loss)	(1.32)
Total from investment operations	$(0.89)
Less distributions declared to shareholders
From net investment income	$(0.42)
Net asset value, end of period (x)	$8.69
Total return (%) (r)(s)(t)(x)	(9.42)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	12.42(a)
Expenses after expense reductions (h)	0.00(a)
Net investment income (loss) (l)	6.79(a)
Portfolio turnover	4(n)
Net assets at end of period (000 omitted)	$664

See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2065 FUND − continued
(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, September 1, 2021, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Notes to Financial Statements
(1)  Business and Organization
MFS Lifetime Income Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, MFS Lifetime 2055 Fund, MFS Lifetime 2060 Fund, and MFS Lifetime 2065 Fund (the funds) are each a diversified series of MFS Series Trust XII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
Each fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of each fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Each fund is a “fund of funds”, which invests the majority of its assets in other MFS mutual funds (hereafter referred to as “underlying affiliated funds” or “underlying funds”), which may have different fiscal year ends than the funds. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds invest their portfolio in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. Certain underlying funds invest a significant portion of their assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. Certain underlying funds invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, accounting, and auditing systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, and economic instability than developed markets.
The accounting policies of the underlying funds in which each fund invests are outlined in the underlying funds’ shareholder reports, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov. The underlying funds' shareholder reports are not covered by this report.
Investment Valuations — Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing

Notes to Financial Statements  - continued
service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of each fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Each fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of April 30, 2022 in valuing each fund's assets and liabilities:
	Level 1	Level 2	Level 3	Total
MFS Lifetime Income Fund
Financial Instruments
Mutual Funds	$606,532,475	$—	$—	$606,532,475
MFS Lifetime 2020 Fund
Financial Instruments
Mutual Funds	$282,709,836	$—	$—	$282,709,836
MFS Lifetime 2025 Fund
Financial Instruments
Mutual Funds	$413,435,376	$—	$—	$413,435,376
MFS Lifetime 2030 Fund
Financial Instruments
Mutual Funds	$726,679,889	$—	$—	$726,679,889

Notes to Financial Statements  - continued
	Level 1	Level 2	Level 3	Total
MFS Lifetime 2035 Fund
Financial Instruments
Mutual Funds	$473,658,952	$—	$—	$473,658,952
MFS Lifetime 2040 Fund
Financial Instruments
Mutual Funds	$570,826,013	$—	$—	$570,826,013
MFS Lifetime 2045 Fund
Financial Instruments
Mutual Funds	$351,512,129	$—	$—	$351,512,129
MFS Lifetime 2050 Fund
Financial Instruments
Mutual Funds	$338,566,677	$—	$—	$338,566,677
MFS Lifetime 2055 Fund
Financial Instruments
Mutual Funds	$204,210,021	$—	$—	$204,210,021
MFS Lifetime 2060 Fund
Financial Instruments
Mutual Funds	$79,252,241	$—	$—	$79,252,241
MFS Lifetime 2065 Fund
Financial Instruments
Mutual Funds	$1,225,353	$—	$—	$1,225,353
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.
Derivatives — Each fund does not invest in derivatives directly. Each fund does invest in underlying funds that may use derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the underlying funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
Indemnifications — Under each fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each fund. Additionally, in the normal course of business, each fund enters into agreements with service providers that may contain indemnification clauses. Each fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against each fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income by each fund is affected by the timing of the declaration of distributions by the underlying funds in which each fund invests. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Each fund and/or the underlying funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statements of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statements of Operations.

Notes to Financial Statements  - continued
Tax Matters and Distributions — Each fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. Each fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed each fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
Year ended 4/30/22	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund
Ordinary income (including any short-term capital gains)	$22,090,828	$11,509,601	$18,622,133	$33,162,261	$25,561,088	$31,745,852
Long-term capital gains	16,921,401	13,641,477	12,586,220	31,199,403	11,477,126	19,200,683
Total distributions	$39,012,229	$25,151,078	$31,208,353	$64,361,664	$37,038,214	$50,946,535
Year ended 4/30/22	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund (c)
Ordinary income (including any short-term capital gains)	$21,180,190	$21,192,108	$11,791,033	$3,768,650	$41,175
Long-term capital gains	7,178,079	8,556,055	3,576,033	598,368	—
Total distributions	$28,358,269	$29,748,163	$15,367,066	$4,367,018	$41,175
(c)	For the period from the commencement of the fund’s investment operations, September 1, 2021, through the stated period end.
Year ended 4/30/21	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Ordinary income (including any short-term capital gains)	$14,200,058	$8,278,306	$9,900,724	$12,288,450	$7,093,260
Long-term capital gains	5,492,453	6,447,219	2,518,091	14,580,345	4,007,054
Total distributions	$19,692,511	$14,725,525	$12,418,815	$26,868,795	$11,100,314
Year ended 4/30/21	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund
Ordinary income (including any short-term capital gains)	$6,720,305	$4,094,061	$3,811,033	$2,105,126	$542,646
Long-term capital gains	8,797,683	3,132,026	3,263,863	1,563,035	235,017
Total distributions	$15,517,988	$7,226,087	$7,074,896	$3,668,161	$777,663
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 4/30/22	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund
Cost of investments	$572,693,708	$262,946,164	$390,287,850	$627,483,119	$413,626,633	$442,593,849
Gross appreciation	52,712,319	25,365,990	38,749,041	121,780,818	70,410,915	134,713,665
Gross depreciation	(18,873,552)	(5,602,318)	(15,601,515)	(22,584,048)	(10,378,596)	(6,481,501)
Net unrealized appreciation (depreciation)	$33,838,767	$19,763,672	$23,147,526	$99,196,770	$60,032,319	$128,232,164
Undistributed ordinary income	313,739	1,472,970	2,404,560	2,932,313	1,718,344	1,253,544
Undistributed long-term capital gain	10,968,412	6,577,685	10,806,145	24,738,295	17,591,934	21,814,898
Other temporary differences	(850,561)	—	—	—	—	—
Total distributable earnings (loss)	$44,270,357	$27,814,327	$36,358,231	$126,867,378	$79,342,597	$151,300,606

Notes to Financial Statements  - continued
As of 4/30/22	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
Cost of investments	$300,919,509	$276,642,933	$180,859,759	$77,760,031	$1,413,520
Gross appreciation	52,468,206	62,681,396	24,326,157	2,888,072	4,325
Gross depreciation	(1,875,586)	(757,652)	(975,895)	(1,395,862)	(192,492)
Net unrealized appreciation (depreciation)	$50,592,620	$61,923,744	$23,350,262	$1,492,210	$(188,167)
Undistributed ordinary income	575,142	329,420	333,843	—	967
Undistributed long-term capital gain	14,502,706	14,058,420	8,268,871	2,910,190	39,328
Post-October capital loss deferral	—	—	—	—	(1,493)
Total distributable earnings (loss)	$65,670,468	$76,311,584	$31,952,976	$4,402,400	$(149,365)
Multiple Classes of Shares of Beneficial Interest — Each fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. For the MFS Lifetime Income Fund, income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. For the MFS Lifetime Income Fund, realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. For all other funds, income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. Effective March 21, 2022, all Class 529B and Class 529C shares were converted into Class 529A shares. Each fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	MFS Lifetime Income Fund		MFS Lifetime 2020 Fund		MFS Lifetime 2025 Fund
	Year Ended 4/30/22	Year Ended 4/30/21	Year Ended 4/30/22	Year Ended 4/30/21	Year Ended 4/30/22	Year Ended 4/30/21
Class A	$9,807,685	$4,440,952	$3,582,441	$1,728,511	$1,985,756	$715,288
Class B	118,063	107,790	110,839	62,858	80,251	25,518
Class C	3,422,376	1,988,334	391,721	177,876	247,400	81,093
Class I	2,936,897	1,395,428	301,496	164,610	243,332	82,251
Class R1	102,365	43,668	123,957	50,050	20,049	3,842
Class R2	483,548	344,006	1,969,992	1,193,361	1,206,479	537,269
Class R3	3,817,424	2,294,730	5,559,808	3,382,396	7,706,830	2,922,888
Class R4	1,034,446	1,028,013	2,474,544	2,154,076	3,010,853	2,227,777
Class R6	5,476,938	2,570,522	10,636,280	5,811,787	16,707,403	5,822,889
Class 529A	10,204,625	4,657,038	—	—	—	—
Total	$39,012,229	$19,692,511	$25,151,078	$14,725,525	$31,208,353	$12,418,815
	MFS Lifetime 2030 Fund		MFS Lifetime 2035 Fund		MFS Lifetime 2040 Fund
	Year Ended 4/30/22	Year Ended 4/30/21	Year Ended 4/30/22	Year Ended 4/30/21	Year Ended 4/30/22	Year Ended 4/30/21
Class A	$7,032,486	$2,792,471	$2,320,230	$655,847	$4,665,291	$1,448,809
Class B	419,626	185,248	103,003	28,814	239,217	70,942
Class C	940,949	364,875	246,316	56,624	662,292	163,716
Class I	676,119	180,296	108,427	27,954	443,211	90,494
Class R1	392,788	139,602	34,032	4,854	327,198	69,952
Class R2	4,512,901	1,956,246	1,258,518	431,793	3,858,573	1,240,248
Class R3	16,429,472	6,849,556	10,933,795	3,090,755	14,205,982	4,071,997
Class R4	6,112,707	4,423,985	3,492,794	2,078,985	4,836,677	2,804,411
Class R6	27,844,616	9,976,516	18,541,099	4,724,688	21,708,094	5,557,419
Total	$64,361,664	$26,868,795	$37,038,214	$11,100,314	$50,946,535	$15,517,988

Notes to Financial Statements  - continued
	MFS Lifetime 2045 Fund		MFS Lifetime 2050 Fund		MFS Lifetime 2055 Fund
	Year Ended 4/30/22	Year Ended 4/30/21	Year Ended 4/30/22	Year Ended 4/30/21	Year Ended 4/30/22	Year Ended 4/30/21
Class A	$1,610,443	$372,428	$2,107,096	$422,477	$1,258,975	$251,988
Class B	65,242	13,179	124,989	23,417	47,582	8,997
Class C	154,889	25,637	292,874	52,386	180,306	31,625
Class I	205,037	36,305	103,644	17,631	41,450	6,828
Class R1	26,093	5,546	60,077	6,487	49,193	6,086
Class R2	852,143	278,472	1,642,015	482,437	650,149	267,226
Class R3	9,293,873	2,157,912	10,063,249	2,127,815	5,387,396	1,167,617
Class R4	2,461,266	1,480,617	2,509,146	1,465,957	1,232,418	763,015
Class R6	13,689,283	2,855,991	12,845,073	2,476,289	6,519,597	1,164,779
Total	$28,358,269	$7,226,087	$29,748,163	$7,074,896	$15,367,066	$3,668,161
	MFS Lifetime 2060 Fund		MFS Lifetime 2065 Fund
	Year Ended 4/30/22	Year Ended 4/30/21	Year Ended 4/30/22 (c)
Class A	$455,356	$67,510	$5,464
Class B	10,248	1,543	—
Class C	47,868	6,317	1,913
Class I	18,437	3,010	2,074
Class R1	4,654	686	1,908
Class R2	111,001	23,658	2,355
Class R3	1,429,297	221,980	2,033
Class R4	184,859	115,208	2,075
Class R6	2,105,298	337,751	23,353
Total	$4,367,018	$777,663	$41,175
(c)	For the period from the commencement of the fund’s investment operations, September 1, 2021, through the stated period end.
(3)  Transactions with Affiliates
Investment Adviser — Each fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the funds. MFS receives no compensation under this agreement; however MFS receives management fees from the underlying MFS funds.
For classes other than Class R6 shares, the investment adviser has agreed in writing to pay all of each fund’s operating expenses, excluding distribution and service fees, program manager fees, interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses including fees and expenses associated with investments in investment companies and other similar investment vehicles (“Other Expenses”). For the year ended April 30, 2022, this reduction amounted to the following for each fund and is included in the reduction of total expenses in the Statements of Operations:
MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund
$1,207,146	$599,038	$639,894	$1,028,921	$721,528	$890,179
MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
$622,413	$660,276	$508,583	$334,524	$79,664
For Class R6 shares, the investment adviser has agreed to bear each fund's expenses, or make payment to such fund, such that the “Other Expenses” of the class do not exceed (0.10)% annually of average daily net assets for the MFS Lifetime Income Fund and (0.14)% annually of average daily net assets for all other funds. These written agreements will continue until modified by the funds’ Board of Trustees, but such agreements will continue at least until August 31, 2022. Payments made to certain classes of the funds to further reduce “Other Expenses” below 0.00% annually of average daily net assets are included in “Excess expense reimbursement from investment adviser” in the Statements of Operations.

Notes to Financial Statements  - continued
In addition to the fees and expenses which each fund bears directly, each fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which each fund invests. Accordingly, the expense ratio for each fund reflects only those fees and expenses borne directly by each fund.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received the following amounts for the year ended April 30, 2022, as its portion of the initial sales charge on sales of Class A and Class 529A shares of each fund:
	Class A	Class 529A
MFS Lifetime Income Fund	$7,218	$10,715
MFS Lifetime 2020 Fund	4,507	—
MFS Lifetime 2025 Fund	12,904	—
MFS Lifetime 2030 Fund	25,121	—
MFS Lifetime 2035 Fund	19,274	—
MFS Lifetime 2040 Fund	21,455	—
MFS Lifetime 2045 Fund	16,453	—
MFS Lifetime 2050 Fund	17,104	—
MFS Lifetime 2055 Fund	12,973	—
MFS Lifetime 2060 Fund	15,785	—
MFS Lifetime 2065 Fund	210	—
Effective March 21, 2022, all Class 529B and Class 529C shares were converted into Class 529A shares.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
Each fund's distribution plan provides that each fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Distribution Plan Fee Table:
	Class A
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	—	0.25%	0.25%	0.25%	$425,202
MFS Lifetime 2020 Fund	—	0.25%	0.25%	0.25%	113,077
MFS Lifetime 2025 Fund	—	0.25%	0.25%	0.25%	74,480
MFS Lifetime 2030 Fund	—	0.25%	0.25%	0.25%	210,943
MFS Lifetime 2035 Fund	—	0.25%	0.25%	0.25%	74,372
MFS Lifetime 2040 Fund	—	0.25%	0.25%	0.25%	140,724
MFS Lifetime 2045 Fund	—	0.25%	0.25%	0.25%	50,124
MFS Lifetime 2050 Fund	—	0.25%	0.25%	0.25%	60,522
MFS Lifetime 2055 Fund	—	0.25%	0.25%	0.25%	39,491
MFS Lifetime 2060 Fund	—	0.25%	0.25%	0.25%	16,981
MFS Lifetime 2065 Fund	—	0.25%	0.25%	0.25%	179
	Class B
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	0.75%	0.25%	1.00%	1.00%	$26,077
MFS Lifetime 2020 Fund	0.75%	0.25%	1.00%	1.00%	17,240
MFS Lifetime 2025 Fund	0.75%	0.25%	1.00%	1.00%	13,677
MFS Lifetime 2030 Fund	0.75%	0.25%	1.00%	1.00%	58,401
MFS Lifetime 2035 Fund	0.75%	0.25%	1.00%	1.00%	15,543
MFS Lifetime 2040 Fund	0.75%	0.25%	1.00%	1.00%	32,800
MFS Lifetime 2045 Fund	0.75%	0.25%	1.00%	1.00%	9,159
MFS Lifetime 2050 Fund	0.75%	0.25%	1.00%	1.00%	16,115
MFS Lifetime 2055 Fund	0.75%	0.25%	1.00%	1.00%	7,021
MFS Lifetime 2060 Fund	0.75%	0.25%	1.00%	1.00%	1,958

Notes to Financial Statements  - continued
	Class C
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	0.75%	0.25%	1.00%	1.00%	$719,315
MFS Lifetime 2020 Fund	0.75%	0.25%	1.00%	1.00%	56,559
MFS Lifetime 2025 Fund	0.75%	0.25%	1.00%	1.00%	42,783
MFS Lifetime 2030 Fund	0.75%	0.25%	1.00%	1.00%	124,300
MFS Lifetime 2035 Fund	0.75%	0.25%	1.00%	1.00%	36,293
MFS Lifetime 2040 Fund	0.75%	0.25%	1.00%	1.00%	86,825
MFS Lifetime 2045 Fund	0.75%	0.25%	1.00%	1.00%	21,272
MFS Lifetime 2050 Fund	0.75%	0.25%	1.00%	1.00%	38,140
MFS Lifetime 2055 Fund	0.75%	0.25%	1.00%	1.00%	25,771
MFS Lifetime 2060 Fund	0.75%	0.25%	1.00%	1.00%	8,672
MFS Lifetime 2065 Fund	0.75%	0.25%	1.00%	1.00%	335
	Class R1
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	0.75%	0.25%	1.00%	1.00%	$19,821
MFS Lifetime 2020 Fund	0.75%	0.25%	1.00%	1.00%	17,350
MFS Lifetime 2025 Fund	0.75%	0.25%	1.00%	1.00%	3,567
MFS Lifetime 2030 Fund	0.75%	0.25%	1.00%	1.00%	51,495
MFS Lifetime 2035 Fund	0.75%	0.25%	1.00%	1.00%	4,879
MFS Lifetime 2040 Fund	0.75%	0.25%	1.00%	1.00%	42,040
MFS Lifetime 2045 Fund	0.75%	0.25%	1.00%	1.00%	4,196
MFS Lifetime 2050 Fund	0.75%	0.25%	1.00%	1.00%	7,452
MFS Lifetime 2055 Fund	0.75%	0.25%	1.00%	1.00%	7,113
MFS Lifetime 2060 Fund	0.75%	0.25%	1.00%	1.00%	897
MFS Lifetime 2065 Fund	0.75%	0.25%	1.00%	1.00%	324
	Class R2
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	0.25%	0.25%	0.50%	0.50%	$45,373
MFS Lifetime 2020 Fund	0.25%	0.25%	0.50%	0.50%	137,022
MFS Lifetime 2025 Fund	0.25%	0.25%	0.50%	0.50%	96,586
MFS Lifetime 2030 Fund	0.25%	0.25%	0.50%	0.50%	286,012
MFS Lifetime 2035 Fund	0.25%	0.25%	0.50%	0.50%	93,798
MFS Lifetime 2040 Fund	0.25%	0.25%	0.50%	0.50%	244,974
MFS Lifetime 2045 Fund	0.25%	0.25%	0.50%	0.50%	60,430
MFS Lifetime 2050 Fund	0.25%	0.25%	0.50%	0.50%	106,382
MFS Lifetime 2055 Fund	0.25%	0.25%	0.50%	0.50%	50,776
MFS Lifetime 2060 Fund	0.25%	0.25%	0.50%	0.50%	9,168
MFS Lifetime 2065 Fund	0.25%	0.25%	0.50%	0.50%	193

Notes to Financial Statements  - continued
	Class R3
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	—	0.25%	0.25%	0.25%	$178,302
MFS Lifetime 2020 Fund	—	0.25%	0.25%	0.25%	196,060
MFS Lifetime 2025 Fund	—	0.25%	0.25%	0.25%	291,486
MFS Lifetime 2030 Fund	—	0.25%	0.25%	0.25%	515,621
MFS Lifetime 2035 Fund	—	0.25%	0.25%	0.25%	378,111
MFS Lifetime 2040 Fund	—	0.25%	0.25%	0.25%	432,684
MFS Lifetime 2045 Fund	—	0.25%	0.25%	0.25%	305,570
MFS Lifetime 2050 Fund	—	0.25%	0.25%	0.25%	305,346
MFS Lifetime 2055 Fund	—	0.25%	0.25%	0.25%	182,901
MFS Lifetime 2060 Fund	—	0.25%	0.25%	0.25%	58,997
MFS Lifetime 2065 Fund	—	0.25%	0.25%	0.25%	81
	Class 529A
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	—	0.25%	0.25%	0.23%	$408,819
	Class 529B
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	0.75%	0.25%	1.00%	0.24%	$7,400
	Class 529C
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	0.75%	0.25%	1.00%	0.99%	$243,539
	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund
Total Distribution and Service Fees	$2,073,848	$537,308	$522,579	$1,246,772	$602,996	$980,047
	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
Total Distribution and Service Fees	$450,751	$533,957	$313,073	$96,673	$1,112
(d)	In accordance with the distribution plan for certain classes, each fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended April 30, 2022 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates’ seed money. For the year ended April 30, 2022, these rebates amounted to the following and are included in the reduction of total expenses in the Statements of Operations:
	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund
Class A	$5	$7	$35	$45	$34	$52
Class B	—	—	—	5	5	20
Class C	105	—	11	4	17	16
Class R2	203	22	—	523	—	123
Class R3	10	1	2	33	114	576
Class 529A	28,193	N/A	N/A	N/A	N/A	N/A
Class 529B	368	N/A	N/A	N/A	N/A	N/A
Class 529C	2,609	N/A	N/A	N/A	N/A	N/A

Notes to Financial Statements  - continued
	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
Class A	$65	$48	$50	$3	$—
Class C	1	7	5	6	—
Class R3	—	225	44	—	—
For the MFS Lifetime Income Fund, for the year ended April 30, 2022, the 0.75% distribution fee was not imposed for Class 529B shares due to the sales charge limitations contained in Financial Industry Regulatory Authority (“FINRA”) Rule 2341.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended April 30, 2022, were as follows:
CDSC Imposed	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund
Class A	$23,511	$205	$195	$404	$277	$755
Class B	1,226	2,101	720	607	778	1,064
Class C	3,770	258	486	1,160	443	1,217
Class 529B	10	N/A	N/A	N/A	N/A	N/A
Class 529C	198	N/A	N/A	N/A	N/A	N/A
CDSC Imposed	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
Class A	$444	$462	$527	$220	$—
Class B	359	1,975	382	—	N/A
Class C	265	305	500	224	—
The MFS Lifetime Income Fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The MFS Lifetime Income Fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the MFS Lifetime Income Fund for the year ended April 30, 2022, were as follows:
Fee
Class 529A	$81,764
Class 529B	1,482
Class 529C	12,177
Total Program Manager Fees	$95,423
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from each fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of each fund as determined periodically under the supervision of the funds’ Board of Trustees. For the year ended April 30, 2022, each fund paid the following fee, which equated to the following annual percentage of each fund’s average daily net assets:
	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund
Expenses paid	$223,595	$27,095	$24,415	$55,233	$30,158	$50,221
Annual percentage of average daily net assets	0.0331%	0.0083%	0.0053%	0.0070%	0.0061%	0.0082%
	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
Expenses paid	$29,452	$36,095	$32,513	$18,286	$167
Annual percentage of average daily net assets	0.0081%	0.0101%	0.0158%	0.0260%	0.0261%

Notes to Financial Statements  - continued
MFSC also receives reimbursement from each fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended April 30, 2022, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to the following:
MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund
$593,011	$315,874	$368,485	$689,916	$440,348	$576,730
MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
$343,053	$373,611	$240,338	$86,930	$1,271
Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each fund. Under an administrative services agreement, each fund reimburses MFS the costs incurred to provide these services. Each fund pays an annual fixed amount of $17,500. The administrative services fee incurred for the year ended April 30, 2022 was equivalent to the following annual effective rates of each fund's average daily net assets:
	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund
Percentage of average daily net assets	0.0026%	0.0053%	0.0038%	0.0022%	0.0035%	0.0029%
	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
Percentage of average daily net assets	0.0048%	0.0049%	0.0085%	0.0249%	1.8154%
Trustees’ and Officers’ Compensation — Each fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The funds do not pay compensation directly to Trustees or officers of each fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to each fund. Certain officers and Trustees of each fund are officers or directors of MFS, MFD, and MFSC.
Other — Each fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
On June 18, 2021, MFS redeemed the following fund shares:
Fund	Class	Shares	Amount
MFS Lifetime 2060 Fund	Class A	5,555	$89,153
MFS Lifetime 2060 Fund	Class R2	5,505	88,187
MFS Lifetime 2060 Fund	Class R4	5,587	90,174
On August 31, 2021, MFS purchased the following fund shares as an initial investment in the fund:
Fund	Class	Shares	Amount
MFS Lifetime 2065 Fund	Class A	5,000	$50,000
MFS Lifetime 2065 Fund	Class C	5,000	50,000
MFS Lifetime 2065 Fund	Class I	5,000	50,000
MFS Lifetime 2065 Fund	Class R1	5,000	50,000
MFS Lifetime 2065 Fund	Class R2	5,000	50,000
MFS Lifetime 2065 Fund	Class R3	5,000	50,000
MFS Lifetime 2065 Fund	Class R4	5,000	50,000
MFS Lifetime 2065 Fund	Class R6	50,000	500,000
At April 30, 2022, MFS held 100% of the outstanding shares of Class R1 of the MFS Lifetime 2060 Fund. Also, MFS held approximately 87%, 98%, 75%, and 68% of the outstanding shares of Class C, Class I, Class R2, and Class R6, respectively, and 100% of the outstanding shares of Class R1, Class R3, and Class R4 of the MFS Lifetime 2065 Fund.

Notes to Financial Statements  - continued
(4)  Portfolio Securities
For the year ended April 30, 2022, purchases and sales of shares of underlying funds, excluding the MFS Institutional Money Market Portfolio, aggregated to the following:
	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund
Purchases	$48,045,753	$35,242,112	$65,669,478	$113,196,272	$88,168,026	$82,516,218
Sales	$110,792,204	$104,584,014	$120,351,527	$150,952,330	$90,405,409	$106,850,222
	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
Purchases	$70,272,890	$61,491,516	$48,413,082	$35,299,416	$1,370,956
Sales	$66,315,703	$78,467,044	$38,956,647	$12,678,386	$37,614
(5)  Shares of Beneficial Interest
Each fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	MFS Lifetime Income Fund				MFS Lifetime 2020 Fund
	Year ended 4/30/22		Year ended 4/30/21		Year ended 4/30/22		Year ended 4/30/21
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	2,936,702	$ 40,058,978	3,636,158	$ 48,469,993	289,811	$ 3,976,511	701,173	$ 9,662,663
Class B	1,642	21,697	19,461	262,138	181	2,456	12,251	168,657
Class C	297,217	4,097,934	577,844	7,662,531	38,362	528,323	67,465	909,461
Class I	764,329	10,436,927	1,066,700	14,171,151	35,545	501,021	169,971	2,293,150
Class R1	73,584	985,960	26,121	346,607	36,156	482,438	34,272	463,292
Class R2	128,678	1,763,836	231,204	3,040,908	386,589	5,247,910	667,514	9,094,252
Class R3	1,826,018	24,825,448	1,624,394	21,441,159	1,770,063	24,265,311	2,157,321	29,453,146
Class R4	187,548	2,578,863	454,730	6,046,824	474,361	6,777,617	669,411	9,152,737
Class R6	1,170,180	16,004,181	4,258,235	55,728,831	2,424,239	33,426,351	7,448,955	101,625,866
Class 529A	10,660,485	116,626,233	8,110,431	88,375,981	—	—	—	—
Class 529B	103,719	1,177,862	161,581	1,765,607	—	—	—	—
Class 529C	994,778	11,228,950	1,742,326	18,884,800	—	—	—	—
	19,144,880	$ 229,806,869	21,909,185	$ 266,196,530	5,455,307	$ 75,207,938	11,928,333	$ 162,823,224
Shares issued to shareholders in reinvestment of distributions
Class A	689,857	$ 9,419,979	318,893	$ 4,280,753	253,716	$ 3,437,857	116,164	$ 1,600,746
Class B	8,328	113,846	7,819	104,999	7,895	107,140	4,394	60,503
Class C	248,765	3,397,857	146,646	1,969,078	29,038	387,657	12,992	176,429
Class I	186,728	2,550,053	87,998	1,181,508	20,003	273,041	10,868	150,842
Class R1	7,486	102,357	3,246	43,609	9,094	123,957	3,614	50,050
Class R2	32,909	449,634	24,075	322,382	146,104	1,969,484	84,987	1,165,168
Class R3	277,602	3,793,525	170,980	2,294,119	410,015	5,559,808	245,457	3,382,396
Class R4	74,556	1,020,508	75,073	1,004,029	181,271	2,474,355	155,190	2,154,040
Class R6	370,055	5,069,546	176,635	2,380,343	740,566	10,093,912	402,613	5,580,218
Class 529A	886,980	9,822,798	414,483	4,539,550	—	—	—	—
Class 529B	16,690	185,729	10,303	113,199	—	—	—	—
Class 529C	123,651	1,372,374	62,718	687,706	—	—	—	—
	2,923,607	$ 37,298,206	1,498,869	$ 18,921,275	1,797,702	$ 24,427,211	1,036,279	$ 14,320,392

Notes to Financial Statements  - continued
	MFS Lifetime Income Fund − continued				MFS Lifetime 2020 Fund − continued
	Year ended 4/30/22		Year ended 4/30/21		Year ended 4/30/22		Year ended 4/30/21
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(2,157,843)	$ (29,606,727)	(2,197,366)	$ (29,109,181)	(694,539)	$ (9,448,320)	(712,792)	$ (9,753,409)
Class B	(98,490)	(1,355,317)	(255,203)	(3,396,374)	(56,579)	(789,076)	(64,615)	(874,448)
Class C	(1,998,702)	(27,273,041)	(2,830,092)	(37,895,044)	(161,543)	(2,200,193)	(465,741)	(6,277,817)
Class I	(729,666)	(9,874,183)	(570,253)	(7,567,944)	(43,909)	(612,200)	(75,504)	(1,062,224)
Class R1	(78,201)	(1,040,745)	(92,522)	(1,222,699)	(34,705)	(462,555)	(181,996)	(2,475,615)
Class R2	(304,094)	(4,198,716)	(633,352)	(8,428,551)	(796,478)	(11,114,715)	(1,494,725)	(20,439,669)
Class R3	(2,649,414)	(36,350,168)	(1,781,121)	(23,699,084)	(3,206,664)	(44,828,590)	(3,214,364)	(43,812,124)
Class R4	(1,574,635)	(21,845,808)	(1,682,034)	(21,651,258)	(1,970,610)	(28,359,016)	(3,452,292)	(46,587,015)
Class R6	(1,354,687)	(18,330,604)	(1,525,219)	(20,290,999)	(3,276,541)	(45,639,859)	(3,163,122)	(43,915,360)
Class 529A	(8,564,743)	(94,605,539)	(7,073,411)	(76,954,898)	—	—	—	—
Class 529B	(459,429)	(4,980,248)	(292,301)	(3,174,647)	—	—	—	—
Class 529C	(3,678,567)	(39,639,831)	(2,353,738)	(25,623,632)	—	—	—	—
	(23,648,471)	$ (289,100,927)	(21,286,612)	$ (259,014,311)	(10,241,568)	$ (143,454,524)	(12,825,151)	$ (175,197,681)
Net change
Class A	1,468,716	$ 19,872,230	1,757,685	$ 23,641,565	(151,012)	$ (2,033,952)	104,545	$ 1,510,000
Class B	(88,520)	(1,219,774)	(227,923)	(3,029,237)	(48,503)	(679,480)	(47,970)	(645,288)
Class C	(1,452,720)	(19,777,250)	(2,105,602)	(28,263,435)	(94,143)	(1,284,213)	(385,284)	(5,191,927)
Class I	221,391	3,112,797	584,445	7,784,715	11,639	161,862	105,335	1,381,768
Class R1	2,869	47,572	(63,155)	(832,483)	10,545	143,840	(144,110)	(1,962,273)
Class R2	(142,507)	(1,985,246)	(378,073)	(5,065,261)	(263,785)	(3,897,321)	(742,224)	(10,180,249)
Class R3	(545,794)	(7,731,195)	14,253	36,194	(1,026,586)	(15,003,471)	(811,586)	(10,976,582)
Class R4	(1,312,531)	(18,246,437)	(1,152,231)	(14,600,405)	(1,314,978)	(19,107,044)	(2,627,691)	(35,280,238)
Class R6	185,548	2,743,123	2,909,651	37,818,175	(111,736)	(2,119,596)	4,688,446	63,290,724
Class 529A	2,982,722	31,843,492	1,451,503	15,960,633	—	—	—	—
Class 529B	(339,020)	(3,616,657)	(120,417)	(1,295,841)	—	—	—	—
Class 529C	(2,560,138)	(27,038,507)	(548,694)	(6,051,126)	—	—	—	—
	(1,579,984)	$ (21,995,852)	2,121,442	$ 26,103,494	(2,988,559)	$ (43,819,375)	139,461	$ 1,945,935
	MFS Lifetime 2025 Fund				MFS Lifetime 2030 Fund
	Year ended 4/30/22		Year ended 4/30/21		Year ended 4/30/22		Year ended 4/30/21
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	430,550	$ 6,355,462	497,756	$ 7,072,342	826,763	$ 14,694,261	983,482	$ 16,584,993
Class B	2,519	34,202	1,458	20,633	2,065	35,716	7,323	122,224
Class C	35,343	519,570	88,660	1,231,556	105,073	1,863,284	106,359	1,740,251
Class I	92,075	1,322,459	171,587	2,354,963	205,174	3,755,925	222,204	3,742,891
Class R1	3,924	58,622	57,823	790,122	69,206	1,197,444	101,115	1,640,693
Class R2	208,574	3,047,245	412,008	5,737,076	660,459	11,565,292	895,051	14,692,350
Class R3	2,638,787	38,972,441	2,716,144	38,181,386	4,067,997	72,621,265	3,471,275	57,344,243
Class R4	664,421	10,072,796	1,378,393	19,453,637	719,442	13,299,398	1,569,210	26,066,191
Class R6	3,924,237	58,102,536	12,443,825	172,384,366	4,580,292	82,014,152	11,080,399	181,702,653
	8,000,430	$ 118,485,333	17,767,654	$ 247,226,081	11,236,471	$ 201,046,737	18,436,418	$ 303,636,489

Notes to Financial Statements  - continued
	MFS Lifetime 2025 Fund − continued				MFS Lifetime 2030 Fund − continued
	Year ended 4/30/22		Year ended 4/30/21		Year ended 4/30/22		Year ended 4/30/21
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	132,057	$ 1,933,315	45,895	$ 661,785	382,031	$ 6,788,684	153,806	$ 2,628,550
Class B	5,508	80,251	1,778	25,518	23,777	418,000	10,706	180,936
Class C	17,086	247,400	5,656	80,651	52,579	916,459	21,062	353,624
Class I	16,570	243,250	5,684	82,251	35,638	636,136	10,083	173,127
Class R1	1,360	20,049	265	3,842	22,242	392,788	8,217	139,602
Class R2	82,392	1,203,748	37,034	532,918	254,531	4,484,827	114,205	1,935,774
Class R3	527,143	7,706,830	202,837	2,922,888	927,695	16,429,472	401,969	6,849,556
Class R4	202,854	2,988,038	152,678	2,213,831	337,284	6,040,757	254,616	4,379,397
Class R6	1,057,427	15,554,744	384,951	5,577,938	1,373,585	24,559,697	528,702	9,088,395
	2,042,397	$ 29,977,625	836,778	$ 12,101,622	3,409,362	$ 60,666,820	1,503,366	$ 25,728,961
Shares reacquired
Class A	(536,436)	$ (7,945,279)	(633,824)	$ (8,897,164)	(785,435)	$ (13,841,138)	(1,233,043)	$ (20,528,783)
Class B	(18,211)	(264,868)	(35,188)	(487,399)	(103,891)	(1,831,513)	(112,680)	(1,837,131)
Class C	(94,069)	(1,384,791)	(88,356)	(1,229,683)	(202,667)	(3,545,624)	(349,948)	(5,808,846)
Class I	(11,130)	(158,823)	(82,279)	(1,136,459)	(177,252)	(3,124,276)	(52,505)	(887,011)
Class R1	(7,134)	(107,589)	(183,544)	(2,604,981)	(142,680)	(2,459,583)	(292,561)	(4,915,712)
Class R2	(505,389)	(7,496,808)	(1,074,138)	(15,101,323)	(990,552)	(17,692,675)	(2,246,271)	(36,980,574)
Class R3	(2,510,547)	(37,409,023)	(2,849,931)	(40,298,459)	(3,520,953)	(63,715,683)	(3,921,515)	(65,225,940)
Class R4	(3,774,324)	(57,600,980)	(4,300,393)	(59,347,439)	(4,210,706)	(78,281,457)	(6,155,369)	(97,025,823)
Class R6	(3,999,012)	(59,343,413)	(2,798,408)	(40,117,273)	(2,758,911)	(49,813,544)	(3,139,765)	(52,909,852)
	(11,456,252)	$ (171,711,574)	(12,046,061)	$ (169,220,180)	(12,893,047)	$ (234,305,493)	(17,503,657)	$ (286,119,672)
Net change
Class A	26,171	$ 343,498	(90,173)	$ (1,163,037)	423,359	$ 7,641,807	(95,755)	$ (1,315,240)
Class B	(10,184)	(150,415)	(31,952)	(441,248)	(78,049)	(1,377,797)	(94,651)	(1,533,971)
Class C	(41,640)	(617,821)	5,960	82,524	(45,015)	(765,881)	(222,527)	(3,714,971)
Class I	97,515	1,406,886	94,992	1,300,755	63,560	1,267,785	179,782	3,029,007
Class R1	(1,850)	(28,918)	(125,456)	(1,811,017)	(51,232)	(869,351)	(183,229)	(3,135,417)
Class R2	(214,423)	(3,245,815)	(625,096)	(8,831,329)	(75,562)	(1,642,556)	(1,237,015)	(20,352,450)
Class R3	655,383	9,270,248	69,050	805,815	1,474,739	25,335,054	(48,271)	(1,032,141)
Class R4	(2,907,049)	(44,540,146)	(2,769,322)	(37,679,971)	(3,153,980)	(58,941,302)	(4,331,543)	(66,580,235)
Class R6	982,652	14,313,867	10,030,368	137,845,031	3,194,966	56,760,305	8,469,336	137,881,196
	(1,413,425)	$ (23,248,616)	6,558,371	$ 90,107,523	1,752,786	$ 27,408,064	2,436,127	$ 43,245,778
	MFS Lifetime 2035 Fund				MFS Lifetime 2040 Fund
	Year ended 4/30/22		Year ended 4/30/21		Year ended 4/30/22		Year ended 4/30/21
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	476,912	$ 8,872,004	339,710	$ 5,553,068	425,267	$ 8,531,346	591,419	$ 10,490,702
Class B	1,731	31,681	60	1,100	1,125	22,234	2,396	45,739
Class C	33,896	621,545	41,441	663,579	63,872	1,263,480	60,508	1,033,581
Class I	28,791	543,880	46,504	744,741	100,043	2,073,275	129,571	2,281,878
Class R1	35,265	596,340	45,049	693,289	50,673	992,387	99,898	1,688,768
Class R2	274,581	5,031,795	404,612	6,424,466	494,238	9,886,682	686,851	11,893,883
Class R3	2,763,648	51,327,402	2,740,280	44,293,043	3,248,381	65,135,731	2,991,484	51,820,833
Class R4	550,838	10,453,575	1,070,121	17,587,005	504,057	10,531,298	1,206,230	21,025,505
Class R6	3,809,173	70,909,801	7,729,866	122,474,591	3,284,786	66,975,268	6,923,997	120,413,821
	7,974,835	$ 148,388,023	12,417,643	$ 198,434,882	8,172,442	$ 165,411,701	12,692,354	$ 220,694,710

Notes to Financial Statements  - continued
	MFS Lifetime 2035 Fund − continued				MFS Lifetime 2040 Fund − continued
	Year ended 4/30/22		Year ended 4/30/21		Year ended 4/30/22		Year ended 4/30/21
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	112,150	$ 2,088,232	30,694	$ 523,647	205,626	$ 4,165,987	65,837	$ 1,215,349
Class B	5,556	103,003	1,697	28,814	11,659	235,401	3,795	69,751
Class C	13,264	244,060	3,325	56,129	33,117	658,368	8,968	162,680
Class I	5,478	102,283	1,523	26,034	20,701	422,501	4,530	84,166
Class R1	1,829	34,032	284	4,854	16,295	327,198	3,818	69,952
Class R2	67,516	1,258,495	25,302	431,653	188,169	3,791,607	66,388	1,218,884
Class R3	586,577	10,933,795	181,064	3,090,755	701,530	14,205,982	220,704	4,071,997
Class R4	186,183	3,492,794	120,293	2,064,233	235,870	4,835,335	149,713	2,790,654
Class R6	847,437	15,880,967	247,186	4,241,704	903,861	18,502,034	259,476	4,834,033
	1,825,990	$ 34,137,661	611,368	$ 10,467,823	2,316,828	$ 47,144,413	783,229	$ 14,517,466
Shares reacquired
Class A	(319,863)	$ (5,934,680)	(357,938)	$ (6,062,515)	(623,289)	$ (12,624,513)	(710,268)	$ (12,479,327)
Class B	(10,676)	(196,141)	(16,687)	(287,064)	(39,948)	(805,661)	(75,198)	(1,334,292)
Class C	(30,159)	(559,164)	(46,870)	(743,908)	(92,124)	(1,832,800)	(267,027)	(4,657,076)
Class I	(20,277)	(374,225)	(31,937)	(503,329)	(27,399)	(556,413)	(25,835)	(483,686)
Class R1	(6,212)	(114,759)	(153,929)	(2,531,903)	(39,436)	(771,691)	(190,967)	(3,394,158)
Class R2	(432,190)	(8,148,030)	(1,246,545)	(20,208,795)	(844,519)	(17,188,282)	(1,398,212)	(24,443,982)
Class R3	(2,370,103)	(44,408,051)	(2,306,373)	(37,044,494)	(2,127,556)	(42,990,532)	(2,577,092)	(45,257,451)
Class R4	(3,116,882)	(60,059,835)	(5,123,963)	(77,951,339)	(3,608,044)	(75,675,554)	(5,846,735)	(94,872,112)
Class R6	(1,481,695)	(27,639,378)	(1,447,461)	(24,142,863)	(1,616,528)	(32,844,832)	(1,610,914)	(29,123,547)
	(7,788,057)	$ (147,434,263)	(10,731,703)	$ (169,476,210)	(9,018,843)	$ (185,290,278)	(12,702,248)	$ (216,045,631)
Net change
Class A	269,199	$ 5,025,556	12,466	$ 14,200	7,604	$ 72,820	(53,012)	$ (773,276)
Class B	(3,389)	(61,457)	(14,930)	(257,150)	(27,164)	(548,026)	(69,007)	(1,218,802)
Class C	17,001	306,441	(2,104)	(24,200)	4,865	89,048	(197,551)	(3,460,815)
Class I	13,992	271,938	16,090	267,446	93,345	1,939,363	108,266	1,882,358
Class R1	30,882	515,613	(108,596)	(1,833,760)	27,532	547,894	(87,251)	(1,635,438)
Class R2	(90,093)	(1,857,740)	(816,631)	(13,352,676)	(162,112)	(3,509,993)	(644,973)	(11,331,215)
Class R3	980,122	17,853,146	614,971	10,339,304	1,822,355	36,351,181	635,096	10,635,379
Class R4	(2,379,861)	(46,113,466)	(3,933,549)	(58,300,101)	(2,868,117)	(60,308,921)	(4,490,792)	(71,055,953)
Class R6	3,174,915	59,151,390	6,529,591	102,573,432	2,572,119	52,632,470	5,572,559	96,124,307
	2,012,768	$ 35,091,421	2,297,308	$ 39,426,495	1,470,427	$ 27,265,836	773,335	$ 19,166,545
	MFS Lifetime 2045 Fund				MFS Lifetime 2050 Fund
	Year ended 4/30/22		Year ended 4/30/21		Year ended 4/30/22		Year ended 4/30/21
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	329,248	$ 6,388,573	308,154	$ 5,272,970	252,045	$ 6,019,630	275,350	$ 5,648,674
Class B	1,088	22,886	—	—	—	—	1,823	35,778
Class C	26,229	516,992	20,126	334,778	23,288	545,886	31,908	645,449
Class I	32,031	637,136	84,960	1,423,288	36,143	835,341	27,511	566,087
Class R1	8,590	163,825	25,476	403,334	16,104	366,729	31,807	616,235
Class R2	181,664	3,559,399	295,923	4,850,770	235,308	5,569,204	395,923	7,935,350
Class R3	2,577,120	50,476,937	2,155,702	36,083,420	1,887,642	44,538,296	1,902,345	38,381,188
Class R4	373,295	7,583,357	1,053,258	17,901,754	300,510	7,295,992	960,256	19,396,295
Class R6	2,748,174	54,592,402	5,386,589	88,896,158	2,223,596	52,785,092	3,439,436	68,293,004
	6,277,439	$ 123,941,507	9,330,188	$ 155,166,472	4,974,636	$ 117,956,170	7,066,359	$ 141,518,060

Notes to Financial Statements  - continued
	MFS Lifetime 2045 Fund − continued				MFS Lifetime 2050 Fund − continued
	Year ended 4/30/22		Year ended 4/30/21		Year ended 4/30/22		Year ended 4/30/21
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	66,848	$ 1,332,945	15,821	$ 282,716	79,973	$ 1,917,746	17,999	$ 388,597
Class B	3,285	65,242	740	13,179	5,284	124,989	1,098	23,417
Class C	7,846	154,889	1,447	25,637	12,452	292,874	2,471	52,386
Class I	10,231	205,037	2,024	36,305	4,329	103,644	818	17,631
Class R1	1,309	26,093	311	5,546	2,545	60,077	305	6,487
Class R2	42,840	852,096	15,630	278,370	69,177	1,641,562	22,575	482,197
Class R3	466,560	9,293,873	120,891	2,157,912	423,181	10,063,249	99,338	2,127,811
Class R4	122,644	2,460,233	82,150	1,473,762	104,635	2,509,146	67,416	1,453,486
Class R6	601,572	12,043,466	146,152	2,620,498	487,643	11,674,167	104,708	2,255,406
	1,323,135	$ 26,433,874	385,166	$ 6,893,925	1,189,219	$ 28,387,454	316,728	$ 6,807,418
Shares reacquired
Class A	(237,630)	$ (4,730,304)	(177,348)	$ (3,121,075)	(210,167)	$ (4,983,056)	(188,749)	$ (3,907,668)
Class B	(9,732)	(189,192)	(5,242)	(90,666)	(18,044)	(418,212)	(10,964)	(225,424)
Class C	(17,250)	(340,339)	(63,474)	(1,045,380)	(47,005)	(1,103,526)	(50,292)	(1,048,689)
Class I	(11,941)	(225,417)	(7,280)	(134,100)	(15,694)	(365,356)	(6,031)	(126,349)
Class R1	(15,303)	(308,639)	(69,050)	(1,173,975)	(13,151)	(302,751)	(73,693)	(1,499,110)
Class R2	(353,461)	(7,099,753)	(780,101)	(12,998,494)	(612,710)	(14,769,906)	(785,572)	(15,706,596)
Class R3	(1,359,158)	(27,204,271)	(1,689,659)	(28,693,615)	(1,483,387)	(35,605,071)	(1,424,218)	(28,692,617)
Class R4	(2,772,888)	(56,611,260)	(4,098,720)	(65,092,848)	(2,246,946)	(55,508,210)	(2,529,134)	(47,651,570)
Class R6	(1,056,516)	(21,107,425)	(1,137,118)	(19,790,335)	(841,717)	(20,153,772)	(1,093,693)	(22,722,746)
	(5,833,879)	$ (117,816,600)	(8,027,992)	$ (132,140,488)	(5,488,821)	$ (133,209,860)	(6,162,346)	$ (121,580,769)
Net change
Class A	158,466	$ 2,991,214	146,627	$ 2,434,611	121,851	$ 2,954,320	104,600	$ 2,129,603
Class B	(5,359)	(101,064)	(4,502)	(77,487)	(12,760)	(293,223)	(8,043)	(166,229)
Class C	16,825	331,542	(41,901)	(684,965)	(11,265)	(264,766)	(15,913)	(350,854)
Class I	30,321	616,756	79,704	1,325,493	24,778	573,629	22,298	457,369
Class R1	(5,404)	(118,721)	(43,263)	(765,095)	5,498	124,055	(41,581)	(876,388)
Class R2	(128,957)	(2,688,258)	(468,548)	(7,869,354)	(308,225)	(7,559,140)	(367,074)	(7,289,049)
Class R3	1,684,522	32,566,539	586,934	9,547,717	827,436	18,996,474	577,465	11,816,382
Class R4	(2,276,949)	(46,567,670)	(2,963,312)	(45,717,332)	(1,841,801)	(45,703,072)	(1,501,462)	(26,801,789)
Class R6	2,293,230	45,528,443	4,395,623	71,726,321	1,869,522	44,305,487	2,450,451	47,825,664
	1,766,695	$ 32,558,781	1,687,362	$ 29,919,909	675,034	$ 13,133,764	1,220,741	$ 26,744,709
	MFS Lifetime 2055 Fund				MFS Lifetime 2060 Fund
	Year ended 4/30/22		Year ended 4/30/21		Year ended 4/30/22		Year ended 4/30/21
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	267,258	$ 5,465,294	264,759	$ 4,677,948	241,447	$ 3,962,591	145,816	$ 2,018,504
Class C	22,614	460,659	21,912	375,882	17,566	282,211	18,380	245,665
Class I	22,339	470,696	16,089	279,413	6,289	103,954	5,267	73,651
Class R1	12,186	244,259	45,394	748,164	250	4,095	—	—
Class R2	165,525	3,365,611	336,104	5,741,394	79,064	1,283,102	74,005	1,009,775
Class R3	1,442,570	29,397,607	1,614,159	27,991,257	1,157,847	18,542,592	719,026	9,900,593
Class R4	292,896	6,109,365	718,896	12,652,515	162,924	2,654,422	315,827	4,361,535
Class R6	2,119,489	43,471,257	1,974,317	33,919,276	1,265,249	20,560,682	1,504,954	20,393,163
	4,344,877	$ 88,984,748	4,991,630	$ 86,385,849	2,930,636	$ 47,393,649	2,783,275	$ 38,002,886

Notes to Financial Statements  - continued
	MFS Lifetime 2055 Fund − continued				MFS Lifetime 2060 Fund − continued
	Year ended 4/30/22		Year ended 4/30/21		Year ended 4/30/22		Year ended 4/30/21
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	48,841	$ 1,006,129	11,281	$ 207,460	27,762	$ 455,025	4,689	$ 67,477
Class B	2,314	47,582	491	8,997	625	10,248	107	1,543
Class C	8,776	178,864	1,724	31,378	2,940	47,868	441	6,317
Class I	2,010	41,450	371	6,828	1,117	18,437	208	3,010
Class R1	2,403	49,193	333	6,086	283	4,654	48	686
Class R2	31,118	641,026	14,544	266,729	6,781	111,001	1,645	23,658
Class R3	261,397	5,387,396	63,492	1,167,617	87,099	1,429,297	15,415	221,980
Class R4	59,336	1,232,418	40,767	753,781	11,210	184,859	7,973	115,208
Class R6	281,838	5,848,135	55,408	1,025,057	107,040	1,768,301	20,084	290,820
	698,033	$ 14,432,193	188,411	$ 3,473,933	244,857	$ 4,029,690	50,610	$ 730,699
Shares reacquired
Class A	(189,613)	$ (3,838,565)	(109,397)	$ (1,979,925)	(66,640)	$ (1,105,947)	(57,074)	$ (798,677)
Class B	(5,030)	(103,673)	(1,296)	(21,611)	(268)	(4,289)	(343)	(4,811)
Class C	(25,177)	(512,363)	(44,268)	(722,786)	(6,669)	(107,515)	(9,507)	(124,725)
Class I	(17,663)	(378,837)	(2,029)	(35,059)	(1,676)	(27,029)	(168)	(2,511)
Class R1	(8,673)	(178,727)	(124,641)	(2,186,371)	(251)	(4,211)	—	—
Class R2	(569,713)	(11,814,420)	(701,522)	(12,031,752)	(39,650)	(646,274)	(63,853)	(899,029)
Class R3	(888,868)	(18,521,840)	(1,000,062)	(17,476,103)	(379,140)	(6,129,529)	(285,733)	(3,958,103)
Class R4	(1,427,936)	(30,312,705)	(1,482,284)	(24,718,469)	(505,627)	(8,417,983)	(175,874)	(2,248,614)
Class R6	(614,339)	(12,715,853)	(526,337)	(9,462,775)	(487,073)	(7,945,299)	(638,384)	(8,560,856)
	(3,747,012)	$ (78,376,983)	(3,991,836)	$ (68,634,851)	(1,486,994)	$ (24,388,076)	(1,230,936)	$ (16,597,326)
Net change
Class A	126,486	$ 2,632,858	166,643	$ 2,905,483	202,569	$ 3,311,669	93,431	$ 1,287,304
Class B	(2,716)	(56,091)	(805)	(12,614)	357	5,959	(236)	(3,268)
Class C	6,213	127,160	(20,632)	(315,526)	13,837	222,564	9,314	127,257
Class I	6,686	133,309	14,431	251,182	5,730	95,362	5,307	74,150
Class R1	5,916	114,725	(78,914)	(1,432,121)	282	4,538	48	686
Class R2	(373,070)	(7,807,783)	(350,874)	(6,023,629)	46,195	747,829	11,797	134,404
Class R3	815,099	16,263,163	677,589	11,682,771	865,806	13,842,360	448,708	6,164,470
Class R4	(1,075,704)	(22,970,922)	(722,621)	(11,312,173)	(331,493)	(5,578,702)	147,926	2,228,129
Class R6	1,786,988	36,603,539	1,503,388	25,481,558	885,216	14,383,684	886,654	12,123,127
	1,295,898	$ 25,039,958	1,188,205	$ 21,224,931	1,688,499	$ 27,035,263	1,602,949	$ 22,136,259
	MFS Lifetime 2065 Fund
	Year ended 4/30/22 (c)
	Shares	Amount
Shares sold
Class A	27,184	$ 256,895
Class C	5,793	57,270
Class I	5,110	51,001
Class R1	5,001	50,000
Class R2	6,711	66,322
Class R3	5,000	50,000
Class R4	5,000	50,000
Class R6	74,096	727,018
	133,895	$ 1,308,506

Notes to Financial Statements  - continued
	MFS Lifetime 2065 Fund − continued
	Year ended 4/30/22 (c)
	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	558	$ 5,464
Class C	195	1,913
Class I	211	2,074
Class R1	194	1,908
Class R2	240	2,355
Class R3	207	2,033
Class R4	211	2,075
Class R6	2,381	23,353
	4,197	$ 41,175
Shares reacquired
Class A	(93)	$ (869)
Class C	(24)	(222)
Class I	(3)	(25)
Class R2	(7)	(66)
Class R6	(96)	(889)
	(223)	$ (2,071)
Net change
Class A	27,649	$ 261,490
Class C	5,964	58,961
Class I	5,318	53,050
Class R1	5,195	51,908
Class R2	6,944	68,611
Class R3	5,207	52,033
Class R4	5,211	52,075
Class R6	76,381	749,482
	137,869	$ 1,347,610
(c)	For the period from the commencement of the fund’s investment operations, September 1, 2021, through the stated period end.
Effective June 1, 2019, purchases of each fund's Class B and Class 529B (if applicable)  shares are closed to new and existing investors subject to certain exceptions. On December 29, 2021, the MFS Lifetime Income Fund announced the termination of its Class 529A, Class 529B, and Class 529C shares effective on or about June 9, 2022. In connection with the termination, all sales of Class 529B and Class 529C shares were suspended effective after the close of business on March 18, 2022, and Class 529B and Class 529C shares were converted into Class 529A shares of the fund effective March 21, 2022. In addition, effective after the close of business on May 13, 2022, all sales and redemptions of Class 529A shares were suspended in anticipation of a complete redemption of Class 529A shares on May 20, 2022. Please see each fund’s prospectus for details.
(6)  Line of Credit
Each fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by each fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of Daily Simple SOFR plus 0.10%, the Federal Funds Effective Rate, and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, each fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged

Notes to Financial Statements  - continued
to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended April 30, 2022, each fund’s commitment fee and interest expense were as follows and are included in “Miscellaneous” expense in the Statements of Operations:
	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund
Commitment Fee	$2,425	$1,138	$1,661	$2,855	$1,828	$2,172
Interest Expense	—	—	—	—	—	—
	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
Commitment Fee	$1,313	$1,354	$755	$248	$1
Interest Expense	—	—	—	—	—
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
	MFS Lifetime Income Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$14,344,326	$2,764,259	$3,663,704	$768,857	$(2,508,110)	$11,705,628
MFS Blended Research Growth Equity Fund	14,273,533	3,910,164	4,168,678	1,324,476	(3,861,560)	11,477,935
MFS Blended Research International Equity Fund	17,429,696	2,597,151	3,011,841	289,097	(2,411,081)	14,893,022
MFS Blended Research Mid Cap Equity Fund	21,528,529	5,197,921	5,248,343	1,029,642	(4,990,309)	17,517,440
MFS Blended Research Small Cap Equity Fund	7,063,270	1,410,189	1,573,336	310,119	(1,460,796)	5,749,446
MFS Blended Research Value Equity Fund	14,330,111	2,168,568	3,541,747	563,054	(1,708,464)	11,811,522
MFS Commodity Strategy Fund	14,476,327	5,762,571	8,291,981	(71,798)	480,920	12,356,039
MFS Emerging Markets Debt Fund	13,766,878	743,437	7,376,786	165,909	(1,238,531)	6,060,907
MFS Emerging Markets Debt Local Currency Fund	6,818,147	893,168	605,658	(46,693)	(1,064,735)	5,994,229
MFS Global Opportunistic Bond Fund	34,249,746	17,038,027	2,413,917	(185,003)	(5,878,791)	42,810,062
MFS Global Real Estate Fund	14,349,953	1,178,737	4,124,682	869,225	(443,013)	11,830,220
MFS Government Securities Fund	68,491,534	3,809,496	5,341,003	(238,559)	(5,519,491)	61,201,977
MFS Growth Fund	14,277,190	2,764,508	4,005,393	1,919,201	(3,509,488)	11,446,018
MFS High Income Fund	20,775,151	929,159	8,122,612	34,745	(1,413,451)	12,202,992
MFS Inflation-Adjusted Bond Fund	69,169,767	5,555,995	9,397,496	61,801	(3,975,689)	61,414,378
MFS Institutional Money Market Portfolio	1,058,335	37,009,725	37,006,095	—	—	1,061,965
MFS International Growth Fund	3,481,962	573,048	570,057	125,670	(623,198)	2,987,425
MFS International Intrinsic Value Fund	3,477,076	672,628	574,854	129,790	(726,390)	2,978,250
MFS Limited Maturity Fund	137,302,541	6,183,798	13,541,732	(274,640)	(6,117,510)	123,552,457
MFS Mid Cap Growth Fund	10,568,874	2,341,751	2,474,578	1,046,759	(2,878,319)	8,604,487
MFS Mid Cap Value Fund	10,795,458	1,043,854	2,694,118	1,039,564	(1,376,195)	8,808,563
MFS New Discovery Fund	3,487,542	1,522,174	600,947	80,062	(1,608,714)	2,880,117
MFS New Discovery Value Fund	3,566,978	539,496	917,984	248,255	(515,614)	2,921,131
MFS Research Fund	14,376,335	1,741,780	3,426,091	1,226,310	(2,250,861)	11,667,473
MFS Research International Fund	10,443,882	1,145,909	1,661,145	362,742	(1,372,418)	8,918,970
MFS Total Return Bond Fund	137,291,563	10,031,389	9,992,095	(300,310)	(15,142,390)	121,888,157
MFS Value Fund	14,320,648	1,142,539	3,451,425	1,225,147	(1,445,244)	11,791,665
	$695,515,352	$120,671,441	$147,798,298	$11,703,422	$(73,559,442)	$606,532,475

Notes to Financial Statements  - continued
	MFS Lifetime Income Fund - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$650,308	$1,287,684
MFS Blended Research Growth Equity Fund	758,057	1,288,853
MFS Blended Research International Equity Fund	845,559	316,928
MFS Blended Research Mid Cap Equity Fund	1,384,110	2,495,257
MFS Blended Research Small Cap Equity Fund	253,996	530,118
MFS Blended Research Value Equity Fund	573,852	1,002,863
MFS Commodity Strategy Fund	4,807,619	—
MFS Emerging Markets Debt Fund	340,847	—
MFS Emerging Markets Debt Local Currency Fund	303,724	—
MFS Global Opportunistic Bond Fund	1,482,141	1,016,492
MFS Global Real Estate Fund	228,310	73,340
MFS Government Securities Fund	859,935	—
MFS Growth Fund	—	374,401
MFS High Income Fund	675,389	—
MFS Inflation-Adjusted Bond Fund	3,859,143	—
MFS Institutional Money Market Portfolio	687	—
MFS International Growth Fund	66,789	155,879
MFS International Intrinsic Value Fund	40,532	207,459
MFS Limited Maturity Fund	1,945,096	—
MFS Mid Cap Growth Fund	—	334,587
MFS Mid Cap Value Fund	218,151	362,439
MFS New Discovery Fund	241,863	301,682
MFS New Discovery Value Fund	135,413	163,707
MFS Research Fund	173,544	582,287
MFS Research International Fund	144,182	—
MFS Total Return Bond Fund	3,339,695	1,310,329
MFS Value Fund	229,411	253,992
	$23,558,353	$12,058,297

Notes to Financial Statements  - continued
	MFS Lifetime 2020 Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$7,257,880	$1,864,335	$2,827,993	$560,189	$(1,325,894)	$5,528,517
MFS Blended Research Growth Equity Fund	7,224,805	2,516,049	3,199,893	908,614	(2,018,648)	5,430,927
MFS Blended Research International Equity Fund	8,979,763	1,875,849	2,886,737	381,893	(1,336,484)	7,014,284
MFS Blended Research Mid Cap Equity Fund	10,806,386	3,241,332	3,922,142	732,955	(2,548,838)	8,309,693
MFS Blended Research Small Cap Equity Fund	3,590,496	1,023,190	1,361,547	251,974	(777,596)	2,726,517
MFS Blended Research Value Equity Fund	7,269,760	1,467,835	2,647,339	447,208	(962,461)	5,575,003
MFS Commodity Strategy Fund	7,272,978	3,014,113	4,702,599	197,567	(4,084)	5,777,975
MFS Emerging Markets Debt Fund	7,285,979	504,617	4,456,398	248,490	(749,782)	2,832,906
MFS Emerging Markets Debt Local Currency Fund	3,623,458	568,649	875,212	698	(523,120)	2,794,473
MFS Global Opportunistic Bond Fund	18,162,314	8,031,113	3,427,529	(151,656)	(2,679,812)	19,934,430
MFS Global Real Estate Fund	7,265,031	970,893	2,941,491	626,363	(363,646)	5,557,150
MFS Government Securities Fund	36,340,148	2,465,648	7,754,884	(228,550)	(2,428,705)	28,393,657
MFS Growth Fund	7,212,066	1,920,107	3,049,168	1,390,595	(2,055,638)	5,417,962
MFS High Income Fund	10,922,615	698,988	5,280,753	133,945	(776,561)	5,698,234
MFS Inflation-Adjusted Bond Fund	36,289,143	3,771,183	9,845,604	402,917	(2,153,844)	28,463,795
MFS Institutional Money Market Portfolio	245,192	6,796,897	6,795,862	—	—	246,227
MFS International Growth Fund	1,790,111	362,048	523,978	168,119	(390,373)	1,405,927
MFS International Intrinsic Value Fund	1,792,673	404,057	527,825	206,634	(474,136)	1,401,403
MFS Limited Maturity Fund	72,693,652	4,217,791	16,590,641	(100,922)	(2,890,089)	57,329,791
MFS Mid Cap Growth Fund	5,392,952	1,563,629	2,082,157	857,564	(1,666,661)	4,065,327
MFS Mid Cap Value Fund	5,447,296	894,115	2,036,116	874,709	(1,010,096)	4,169,908
MFS New Discovery Fund	1,793,674	912,402	639,996	144,251	(852,384)	1,357,947
MFS New Discovery Value Fund	1,810,704	396,715	704,354	190,341	(307,228)	1,386,178
MFS Research Fund	7,266,209	1,315,267	2,647,752	978,208	(1,404,854)	5,507,078
MFS Research International Fund	5,384,165	802,878	1,558,059	449,570	(884,778)	4,193,776
MFS Total Return Bond Fund	72,729,997	6,509,431	15,513,755	(54,281)	(7,038,886)	56,632,506
MFS Value Fund	7,282,134	924,112	2,580,093	1,032,114	(1,100,022)	5,558,245
	$363,131,581	$59,033,243	$111,379,877	$10,649,509	$(38,724,620)	$282,709,836

Notes to Financial Statements  - continued
	MFS Lifetime 2020 Fund - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$308,264	$610,399
MFS Blended Research Growth Equity Fund	358,381	609,321
MFS Blended Research International Equity Fund	403,206	151,127
MFS Blended Research Mid Cap Equity Fund	657,472	1,185,282
MFS Blended Research Small Cap Equity Fund	120,951	252,439
MFS Blended Research Value Equity Fund	272,999	477,092
MFS Commodity Strategy Fund	2,257,771	—
MFS Emerging Markets Debt Fund	158,811	—
MFS Emerging Markets Debt Local Currency Fund	147,819	—
MFS Global Opportunistic Bond Fund	708,013	478,884
MFS Global Real Estate Fund	107,909	34,664
MFS Government Securities Fund	420,120	—
MFS Growth Fund	—	178,901
MFS High Income Fund	324,393	—
MFS Inflation-Adjusted Bond Fund	1,858,990	—
MFS Institutional Money Market Portfolio	151	—
MFS International Growth Fund	31,881	74,408
MFS International Intrinsic Value Fund	19,229	98,422
MFS Limited Maturity Fund	953,580	—
MFS Mid Cap Growth Fund	—	158,794
MFS Mid Cap Value Fund	103,319	171,655
MFS New Discovery Fund	114,407	142,703
MFS New Discovery Value Fund	64,800	77,878
MFS Research Fund	82,450	276,641
MFS Research International Fund	69,131	—
MFS Total Return Bond Fund	1,621,509	618,984
MFS Value Fund	111,606	119,626
	$11,277,162	$5,717,220

Notes to Financial Statements  - continued
	MFS Lifetime 2025 Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$14,044,909	$2,991,851	$4,724,919	$954,410	$(2,483,638)	$10,782,613
MFS Blended Research Growth Equity Fund	13,989,571	4,348,376	5,680,186	1,497,479	(3,655,268)	10,499,972
MFS Blended Research International Equity Fund	18,425,687	2,921,082	4,929,119	638,715	(2,660,623)	14,395,742
MFS Blended Research Mid Cap Equity Fund	18,883,225	4,765,964	5,559,534	1,084,367	(4,396,421)	14,777,601
MFS Blended Research Small Cap Equity Fund	4,839,880	1,238,051	1,349,507	222,496	(999,048)	3,951,872
MFS Blended Research Value Equity Fund	14,100,407	2,318,212	4,489,348	730,668	(1,776,936)	10,883,003
MFS Commodity Strategy Fund	9,907,228	4,202,059	5,929,083	194,409	42,262	8,416,875
MFS Emerging Markets Debt Fund	13,999,564	937,711	6,655,221	78,795	(1,355,047)	7,005,802
MFS Emerging Markets Debt Local Currency Fund	9,130,279	1,046,255	1,932,792	(73,514)	(1,246,060)	6,924,168
MFS Global Opportunistic Bond Fund	24,112,574	13,919,913	4,700,816	(157,641)	(3,901,966)	29,272,064
MFS Global Real Estate Fund	9,772,955	1,193,180	3,197,668	599,227	(282,797)	8,084,897
MFS Government Securities Fund	48,192,028	5,879,711	8,206,350	(313,020)	(3,570,409)	41,981,960
MFS Growth Fund	14,004,515	3,284,937	5,573,913	2,158,807	(3,427,115)	10,447,231
MFS High Income Fund	23,144,947	1,373,172	8,795,536	32,864	(1,636,944)	14,118,503
MFS Inflation-Adjusted Bond Fund	48,414,411	7,074,122	10,807,900	51,489	(2,652,836)	42,079,286
MFS Institutional Money Market Portfolio	781,292	10,979,482	10,974,039	—	—	786,735
MFS International Growth Fund	4,534,296	674,136	1,204,817	222,914	(782,713)	3,443,816
MFS International Intrinsic Value Fund	4,521,158	861,131	1,270,690	170,869	(836,445)	3,446,023
MFS Limited Maturity Fund	53,467,744	11,617,599	7,094,871	(116,904)	(2,590,148)	55,283,420
MFS Mid Cap Growth Fund	9,392,104	2,313,719	2,981,573	931,341	(2,405,543)	7,250,048
MFS Mid Cap Value Fund	9,510,573	1,195,776	2,995,063	777,324	(1,054,658)	7,433,952
MFS New Discovery Fund	2,424,352	1,200,319	640,974	8,201	(1,033,945)	1,957,953
MFS New Discovery Value Fund	2,437,080	451,082	697,797	141,188	(323,927)	2,007,626
MFS Research Fund	14,094,163	2,003,381	4,489,008	956,101	(1,810,032)	10,754,605
MFS Research International Fund	9,338,968	1,152,920	2,187,815	418,078	(1,228,355)	7,493,796
MFS Total Return Bond Fund	75,050,407	12,480,604	9,930,658	(214,628)	(8,304,476)	69,081,249
MFS Value Fund	14,108,105	1,251,524	4,326,364	940,987	(1,099,688)	10,874,564
	$484,622,422	$103,676,269	$131,325,561	$11,935,022	$(55,472,776)	$413,435,376

Notes to Financial Statements  - continued
	MFS Lifetime 2025 Fund - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$609,824	$1,207,522
MFS Blended Research Growth Equity Fund	707,667	1,203,179
MFS Blended Research International Equity Fund	838,560	314,304
MFS Blended Research Mid Cap Equity Fund	1,182,349	2,131,524
MFS Blended Research Small Cap Equity Fund	172,942	360,949
MFS Blended Research Value Equity Fund	540,850	945,188
MFS Commodity Strategy Fund	3,271,991	—
MFS Emerging Markets Debt Fund	392,048	—
MFS Emerging Markets Debt Local Currency Fund	371,083	—
MFS Global Opportunistic Bond Fund	1,005,560	679,675
MFS Global Real Estate Fund	154,547	49,645
MFS Government Securities Fund	587,053	—
MFS Growth Fund	—	354,191
MFS High Income Fund	801,881	—
MFS Inflation-Adjusted Bond Fund	2,610,839	—
MFS Institutional Money Market Portfolio	521	—
MFS International Growth Fund	80,408	187,666
MFS International Intrinsic Value Fund	48,313	247,284
MFS Limited Maturity Fund	796,186	—
MFS Mid Cap Growth Fund	—	285,966
MFS Mid Cap Value Fund	186,160	309,289
MFS New Discovery Fund	165,760	206,756
MFS New Discovery Value Fund	91,931	111,578
MFS Research Fund	162,944	546,722
MFS Research International Fund	123,885	—
MFS Total Return Bond Fund	1,822,314	708,545
MFS Value Fund	217,752	234,483
	$16,943,368	$10,084,466

Notes to Financial Statements  - continued
	MFS Lifetime 2030 Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$30,897,194	$6,249,358	$7,135,918	$1,503,597	$(5,358,245)	$26,155,986
MFS Blended Research Growth Equity Fund	30,745,945	9,192,163	9,035,007	2,468,981	(7,943,467)	25,428,615
MFS Blended Research International Equity Fund	45,451,362	7,216,981	8,399,571	832,018	(6,321,118)	38,779,672
MFS Blended Research Mid Cap Equity Fund	53,035,020	11,699,852	11,626,128	2,445,284	(12,271,422)	43,282,606
MFS Blended Research Small Cap Equity Fund	11,502,345	2,056,320	2,224,749	476,382	(2,374,131)	9,436,167
MFS Blended Research Value Equity Fund	31,047,535	4,836,051	6,777,356	1,012,238	(3,618,962)	26,499,506
MFS Commodity Strategy Fund	23,409,565	9,166,467	12,713,372	192,392	582,641	20,637,693
MFS Emerging Markets Debt Fund	23,721,114	2,800,834	3,216,939	(42,916)	(3,573,415)	19,688,678
MFS Emerging Markets Debt Local Currency Fund	15,777,220	3,014,219	1,711,236	(79,291)	(2,527,481)	14,473,431
MFS Global Opportunistic Bond Fund	39,419,469	11,175,985	3,462,356	(157,486)	(5,391,372)	41,584,240
MFS Global Real Estate Fund	22,933,137	1,354,574	5,623,890	1,294,141	(619,890)	19,338,072
MFS Government Securities Fund	78,875,980	12,322,017	9,938,855	(419,486)	(6,367,896)	74,471,760
MFS Growth Fund	30,879,287	6,640,402	8,816,401	3,484,587	(6,862,625)	25,325,250
MFS High Income Fund	39,547,879	3,933,705	10,611,482	18,540	(3,252,826)	29,635,816
MFS Inflation-Adjusted Bond Fund	58,072,059	13,112,730	8,115,688	(56,144)	(3,610,984)	59,401,973
MFS Institutional Money Market Portfolio	839,311	15,417,389	15,415,401	—	—	841,299
MFS International Growth Fund	11,327,255	1,781,856	1,825,208	381,400	(1,982,197)	9,683,106
MFS International Intrinsic Value Fund	11,282,234	2,095,808	1,769,269	320,253	(2,241,287)	9,687,739
MFS International New Discovery Fund	6,966,334	559,221	1,445,292	398,446	(1,467,324)	5,011,385
MFS Limited Maturity Fund	8,770,031	15,369,881	159,310	(7,561)	(935,808)	23,037,233
MFS Mid Cap Growth Fund	26,323,191	5,019,788	5,811,336	2,303,633	(6,740,785)	21,094,491
MFS Mid Cap Value Fund	26,727,924	2,555,105	6,577,020	2,239,624	(3,146,132)	21,799,501
MFS New Discovery Fund	5,753,834	2,346,250	985,008	106,619	(2,565,913)	4,655,782
MFS New Discovery Value Fund	5,765,521	815,390	1,307,962	335,460	(791,894)	4,816,515
MFS Research Fund	31,023,676	3,914,487	6,591,253	1,595,567	(3,872,421)	26,070,056
MFS Research International Fund	22,674,216	2,266,237	3,459,214	752,044	(2,928,208)	19,305,075
MFS Total Return Bond Fund	69,364,551	25,835,604	5,333,108	(129,198)	(9,606,993)	80,130,856
MFS Value Fund	30,939,428	2,310,615	6,279,404	2,061,098	(2,624,351)	26,407,386
	$793,072,617	$185,059,289	$166,367,733	$23,330,222	$(108,414,506)	$726,679,889

Notes to Financial Statements  - continued
	MFS Lifetime 2030 Fund - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$1,432,752	$2,837,012
MFS Blended Research Growth Equity Fund	1,663,068	2,827,559
MFS Blended Research International Equity Fund	2,181,578	817,688
MFS Blended Research Mid Cap Equity Fund	3,424,086	6,172,900
MFS Blended Research Small Cap Equity Fund	413,248	862,496
MFS Blended Research Value Equity Fund	1,266,676	2,213,641
MFS Commodity Strategy Fund	7,690,980	—
MFS Emerging Markets Debt Fund	975,187	—
MFS Emerging Markets Debt Local Currency Fund	704,233	—
MFS Global Opportunistic Bond Fund	1,351,080	908,536
MFS Global Real Estate Fund	370,036	118,866
MFS Government Securities Fund	993,704	—
MFS Growth Fund	—	823,950
MFS High Income Fund	1,541,465	—
MFS Inflation-Adjusted Bond Fund	3,391,272	—
MFS Institutional Money Market Portfolio	537	—
MFS International Growth Fund	216,086	504,322
MFS International Intrinsic Value Fund	130,611	668,514
MFS International New Discovery Fund	116,532	185,220
MFS Limited Maturity Fund	220,964	—
MFS Mid Cap Growth Fund	—	825,136
MFS Mid Cap Value Fund	542,973	902,102
MFS New Discovery Fund	395,748	493,626
MFS New Discovery Value Fund	220,853	268,057
MFS Research Fund	382,737	1,284,185
MFS Research International Fund	310,969	—
MFS Total Return Bond Fund	1,955,046	776,069
MFS Value Fund	506,668	557,195
	$32,399,089	$24,047,074

Notes to Financial Statements  - continued
	MFS Lifetime 2035 Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$19,682,194	$9,097,798	$3,640,643	$71,775	$(3,343,677)	$21,867,447
MFS Blended Research Emerging Markets Equity Fund	2,172,619	287,252	435,749	49,372	(420,452)	1,653,042
MFS Blended Research Growth Equity Fund	26,341,948	7,453,313	7,755,578	1,817,775	(6,278,873)	21,578,585
MFS Blended Research International Equity Fund	40,001,586	7,036,788	5,390,470	235,493	(5,414,078)	36,469,319
MFS Blended Research Mid Cap Equity Fund	43,322,218	10,989,763	6,357,960	1,047,280	(9,714,906)	39,286,395
MFS Blended Research Small Cap Equity Fund	9,560,540	1,984,295	1,345,479	183,664	(1,874,695)	8,508,325
MFS Blended Research Value Equity Fund	26,384,554	3,629,760	5,724,631	1,010,363	(3,159,308)	22,140,738
MFS Commodity Strategy Fund	19,746,636	7,916,446	8,761,318	179,250	438,411	19,519,425
MFS Emerging Markets Debt Fund	14,703,695	3,825,625	1,633,745	(45,979)	(2,508,814)	14,340,782
MFS Emerging Markets Debt Local Currency Fund	9,782,816	2,507,645	1,140,778	(72,598)	(1,609,918)	9,467,167
MFS Emerging Markets Equity Fund	2,155,534	355,082	344,981	5,009	(519,068)	1,651,576
MFS Global Opportunistic Bond Fund	11,419,102	9,193,700	895,395	(43,862)	(2,236,577)	17,436,968
MFS Global Real Estate Fund	19,309,181	1,930,186	4,140,833	668,917	(162,219)	17,605,232
MFS Government Securities Fund	5,476,708	10,530,699	369	(24)	(1,215,553)	14,791,461
MFS Growth Fund	26,394,288	5,383,237	7,408,063	1,945,454	(4,778,751)	21,536,165
MFS High Income Fund	24,524,272	3,405,393	6,563,477	18,483	(2,092,891)	19,291,780
MFS Inflation-Adjusted Bond Fund	25,626,221	7,016,465	3,645,066	(4,719)	(1,696,469)	27,296,432
MFS Institutional Money Market Portfolio	397,610	8,574,101	8,671,416	—	—	300,295
MFS International Growth Fund	11,615,933	2,018,752	1,581,521	102,827	(1,799,493)	10,356,498
MFS International Intrinsic Value Fund	11,575,911	2,662,363	1,906,018	102,670	(2,118,130)	10,316,796
MFS International New Discovery Fund	9,172,434	1,571,843	1,092,188	49,023	(1,704,881)	7,996,231
MFS Mid Cap Growth Fund	21,562,823	5,297,570	3,626,295	383,267	(4,383,778)	19,233,587
MFS Mid Cap Value Fund	21,781,210	2,563,040	3,735,259	486,937	(1,365,713)	19,730,215
MFS New Discovery Fund	4,804,711	2,152,592	541,840	27,676	(2,201,051)	4,242,088
MFS New Discovery Value Fund	4,804,365	776,020	852,403	117,091	(532,492)	4,312,581
MFS Research Fund	19,752,619	7,333,331	3,284,913	86,189	(2,101,596)	21,785,630
MFS Research International Fund	16,738,792	2,648,240	1,857,077	73,835	(1,874,917)	15,728,873
MFS Total Return Bond Fund	17,425,922	9,767,917	1,268,159	(25,472)	(2,705,057)	23,195,151
MFS Value Fund	26,360,812	1,633,225	5,475,200	990,000	(1,488,669)	22,020,168
	$492,597,254	$139,542,441	$99,076,824	$9,459,696	$(68,863,615)	$473,658,952

Notes to Financial Statements  - continued
	MFS Lifetime 2035 Fund - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$1,141,722	$2,260,742
MFS Blended Research Emerging Markets Equity Fund	45,626	25,114
MFS Blended Research Growth Equity Fund	1,322,178	2,247,975
MFS Blended Research International Equity Fund	1,975,078	740,288
MFS Blended Research Mid Cap Equity Fund	2,938,210	5,296,969
MFS Blended Research Small Cap Equity Fund	361,065	753,583
MFS Blended Research Value Equity Fund	1,020,878	1,784,083
MFS Commodity Strategy Fund	6,820,219	—
MFS Emerging Markets Debt Fund	660,333	—
MFS Emerging Markets Debt Local Currency Fund	446,266	—
MFS Emerging Markets Equity Fund	41,320	—
MFS Global Opportunistic Bond Fund	535,496	367,385
MFS Global Real Estate Fund	317,445	101,972
MFS Government Securities Fund	128,038	—
MFS Growth Fund	—	660,870
MFS High Income Fund	979,123	—
MFS Inflation-Adjusted Bond Fund	1,534,321	—
MFS Institutional Money Market Portfolio	276	—
MFS International Growth Fund	223,398	521,389
MFS International Intrinsic Value Fund	134,624	689,055
MFS International New Discovery Fund	169,520	269,441
MFS Mid Cap Growth Fund	—	705,278
MFS Mid Cap Value Fund	464,820	772,258
MFS New Discovery Fund	343,213	428,098
MFS New Discovery Value Fund	191,037	233,437
MFS Research Fund	305,137	1,023,819
MFS Research International Fund	240,181	—
MFS Total Return Bond Fund	516,577	207,322
MFS Value Fund	408,673	446,739
	$23,264,774	$19,535,817

Notes to Financial Statements  - continued
	MFS Lifetime 2040 Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$24,651,658	$11,106,885	$3,053,654	$(47,777)	$(4,344,657)	$28,312,455
MFS Blended Research Emerging Markets Equity Fund	4,403,343	879,468	595,276	(7,204)	(820,910)	3,859,421
MFS Blended Research Growth Equity Fund	35,231,183	9,596,141	9,924,342	2,512,369	(8,646,177)	28,769,174
MFS Blended Research International Equity Fund	58,332,551	10,185,284	7,258,393	264,886	(7,912,643)	53,611,685
MFS Blended Research Mid Cap Equity Fund	58,052,744	14,989,060	8,077,187	1,435,127	(13,240,711)	53,159,033
MFS Blended Research Small Cap Equity Fund	13,598,174	2,669,611	1,692,514	238,994	(2,672,459)	12,141,806
MFS Blended Research Value Equity Fund	35,420,206	5,305,245	8,241,912	1,699,530	(4,552,406)	29,630,663
MFS Commodity Strategy Fund	27,740,271	11,802,242	13,203,967	65,045	870,365	27,273,956
MFS Emerging Markets Debt Fund	10,131,545	3,571,493	518,325	(18,222)	(1,968,922)	11,197,569
MFS Emerging Markets Debt Local Currency Fund	6,752,333	2,393,890	475,241	(35,962)	(1,243,142)	7,391,878
MFS Emerging Markets Equity Fund	4,361,653	1,116,096	501,919	(36,649)	(1,097,962)	3,841,219
MFS Global Opportunistic Bond Fund	6,733,222	6,271,168	188,130	(17,085)	(1,497,301)	11,301,874
MFS Global Real Estate Fund	27,471,423	2,734,479	5,975,108	887,775	(172,997)	24,945,572
MFS Growth Fund	35,261,598	6,797,521	9,520,593	3,233,785	(7,130,482)	28,641,829
MFS High Income Fund	16,887,532	3,342,354	3,572,469	6,222	(1,616,433)	15,047,206
MFS Inflation-Adjusted Bond Fund	23,694,004	4,892,138	2,950,051	(11,320)	(1,524,298)	24,100,473
MFS Institutional Money Market Portfolio	345,236	7,891,855	7,884,649	—	—	352,442
MFS International Growth Fund	17,890,815	3,033,585	1,928,075	79,496	(2,790,224)	16,285,597
MFS International Intrinsic Value Fund	17,837,118	3,793,173	2,285,508	111,370	(3,335,712)	16,120,441
MFS International New Discovery Fund	17,513,035	2,882,365	1,837,571	81,067	(3,291,967)	15,346,929
MFS Mid Cap Growth Fund	28,919,785	6,646,696	4,070,199	390,622	(5,918,218)	25,968,686
MFS Mid Cap Value Fund	29,295,977	3,415,159	4,933,166	940,761	(2,121,375)	26,597,356
MFS New Discovery Fund	6,805,078	2,961,298	617,824	3,055	(3,125,863)	6,025,744
MFS New Discovery Value Fund	6,877,810	1,044,227	1,195,176	234,575	(826,342)	6,135,094
MFS Research Fund	24,706,252	8,770,230	2,515,176	15,889	(2,767,907)	28,209,288
MFS Research International Fund	22,569,140	2,811,703	2,117,058	111,481	(2,544,908)	20,830,358
MFS Total Return Bond Fund	16,879,831	3,298,814	1,922,651	(47,873)	(1,964,848)	16,243,273
MFS Value Fund	35,387,133	2,442,263	7,678,733	1,518,203	(2,183,874)	29,484,992
	$613,750,650	$146,644,443	$114,734,867	$13,608,160	$(88,442,373)	$570,826,013

Notes to Financial Statements  - continued
	MFS Lifetime 2040 Fund - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$1,493,817	$2,957,930
MFS Blended Research Emerging Markets Equity Fund	102,076	56,186
MFS Blended Research Growth Equity Fund	1,802,129	3,063,992
MFS Blended Research International Equity Fund	2,924,833	1,096,271
MFS Blended Research Mid Cap Equity Fund	3,985,811	7,185,570
MFS Blended Research Small Cap Equity Fund	513,944	1,072,658
MFS Blended Research Value Equity Fund	1,367,750	2,390,275
MFS Commodity Strategy Fund	9,614,670	—
MFS Emerging Markets Debt Fund	492,155	—
MFS Emerging Markets Debt Local Currency Fund	331,220	—
MFS Emerging Markets Equity Fund	91,778	—
MFS Global Opportunistic Bond Fund	348,222	242,594
MFS Global Real Estate Fund	459,348	147,555
MFS Growth Fund	—	896,293
MFS High Income Fund	724,770	—
MFS Inflation-Adjusted Bond Fund	1,398,793	—
MFS Institutional Money Market Portfolio	218	—
MFS International Growth Fund	352,790	823,378
MFS International Intrinsic Value Fund	213,424	1,092,378
MFS International New Discovery Fund	326,975	519,706
MFS Mid Cap Growth Fund	—	961,058
MFS Mid Cap Value Fund	633,554	1,052,596
MFS New Discovery Fund	487,145	607,628
MFS New Discovery Value Fund	273,302	334,245
MFS Research Fund	397,932	1,335,169
MFS Research International Fund	324,752	—
MFS Total Return Bond Fund	420,786	165,416
MFS Value Fund	550,706	602,795
	$29,632,900	$26,603,693

Notes to Financial Statements  - continued
	MFS Lifetime 2045 Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$14,353,748	$8,424,225	$2,924,314	$76,316	$(2,586,586)	$17,343,389
MFS Blended Research Emerging Markets Equity Fund	3,461,673	933,985	443,459	(7,860)	(679,316)	3,265,023
MFS Blended Research Growth Equity Fund	21,345,959	6,688,243	5,729,520	1,088,840	(4,923,596)	18,469,926
MFS Blended Research International Equity Fund	38,679,603	8,991,562	5,183,782	11,094	(5,242,656)	37,255,821
MFS Blended Research Mid Cap Equity Fund	35,523,999	11,388,767	5,248,665	624,844	(7,937,686)	34,351,259
MFS Blended Research Small Cap Equity Fund	8,815,639	2,510,270	1,418,951	60,400	(1,676,651)	8,290,707
MFS Blended Research Value Equity Fund	21,502,349	3,414,868	4,037,869	691,104	(2,500,365)	19,070,087
MFS Commodity Strategy Fund	17,896,194	8,070,325	7,092,427	119,629	639,369	19,633,090
MFS Emerging Markets Debt Fund	613,236	1,295,392	38,096	(1,488)	(250,464)	1,618,580
MFS Emerging Markets Debt Local Currency Fund	408,155	839,315	17,854	(1,852)	(156,637)	1,071,127
MFS Emerging Markets Equity Fund	3,453,371	1,136,289	393,177	(23,675)	(913,041)	3,259,767
MFS Global Opportunistic Bond Fund	407,994	1,429,215	22,451	(983)	(183,077)	1,630,698
MFS Global Real Estate Fund	17,791,648	2,594,423	3,640,577	509,299	(75,676)	17,179,117
MFS Growth Fund	21,340,933	4,970,691	5,377,110	1,125,191	(3,630,775)	18,428,930
MFS High Income Fund	1,022,568	1,565,701	205,358	(3,242)	(207,981)	2,171,688
MFS Inflation-Adjusted Bond Fund	9,477,379	3,119,542	1,598,122	8,035	(652,101)	10,354,733
MFS Institutional Money Market Portfolio	366,634	4,275,610	4,271,499	—	—	370,745
MFS International Growth Fund	12,243,064	3,026,822	1,622,359	47,201	(1,941,937)	11,752,791
MFS International Intrinsic Value Fund	12,219,884	3,532,633	1,812,570	69,354	(2,327,252)	11,682,049
MFS International New Discovery Fund	13,822,643	3,624,172	1,873,360	46,485	(2,670,484)	12,949,456
MFS Mid Cap Growth Fund	17,731,328	5,537,920	3,074,850	260,060	(3,694,086)	16,760,372
MFS Mid Cap Value Fund	17,888,147	2,977,131	2,873,448	259,291	(1,042,578)	17,208,543
MFS New Discovery Fund	4,407,358	2,399,586	606,265	20,669	(2,090,110)	4,131,238
MFS New Discovery Value Fund	4,433,734	897,625	726,107	68,295	(471,482)	4,202,065
MFS Research Fund	14,392,606	7,118,102	2,671,547	84,019	(1,654,531)	17,268,649
MFS Research International Fund	14,138,300	3,026,504	1,905,165	51,954	(1,622,901)	13,688,692
MFS Total Return Bond Fund	9,055,287	2,753,956	1,557,420	(23,771)	(1,072,387)	9,155,665
MFS Value Fund	21,521,486	2,116,016	4,220,879	655,519	(1,124,220)	18,947,922
	$358,314,919	$108,658,890	$70,587,201	$5,814,728	$(50,689,207)	$351,512,129

Notes to Financial Statements  - continued
	MFS Lifetime 2045 Fund - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$864,465	$1,711,741
MFS Blended Research Emerging Markets Equity Fund	81,462	44,840
MFS Blended Research Growth Equity Fund	1,091,834	1,856,342
MFS Blended Research International Equity Fund	1,935,414	725,421
MFS Blended Research Mid Cap Equity Fund	2,448,461	4,414,055
MFS Blended Research Small Cap Equity Fund	337,188	703,748
MFS Blended Research Value Equity Fund	840,860	1,469,484
MFS Commodity Strategy Fund	6,437,539	—
MFS Emerging Markets Debt Fund	51,747	—
MFS Emerging Markets Debt Local Currency Fund	34,635	—
MFS Emerging Markets Equity Fund	73,856	—
MFS Global Opportunistic Bond Fund	36,444	27,833
MFS Global Real Estate Fund	297,052	95,424
MFS Growth Fund	—	543,534
MFS High Income Fund	79,198	—
MFS Inflation-Adjusted Bond Fund	574,498	—
MFS Institutional Money Market Portfolio	244	—
MFS International Growth Fund	241,811	564,363
MFS International Intrinsic Value Fund	145,054	742,432
MFS International New Discovery Fund	260,784	414,502
MFS Mid Cap Growth Fund	—	590,308
MFS Mid Cap Value Fund	388,185	644,935
MFS New Discovery Fund	320,752	400,081
MFS New Discovery Value Fund	177,401	217,033
MFS Research Fund	230,804	774,413
MFS Research International Fund	201,899	—
MFS Total Return Bond Fund	226,727	87,178
MFS Value Fund	337,214	367,439
	$17,715,528	$16,395,106

Notes to Financial Statements  - continued
	MFS Lifetime 2050 Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$14,622,735	$7,897,455	$3,411,023	$74,008	$(2,511,347)	$16,671,828
MFS Blended Research Emerging Markets Equity Fund	3,633,026	1,082,427	597,254	(10,295)	(696,477)	3,411,427
MFS Blended Research Growth Equity Fund	21,841,452	6,401,905	6,457,808	1,430,286	(5,143,749)	18,072,086
MFS Blended Research International Equity Fund	39,937,686	9,018,244	6,509,402	173,320	(5,379,114)	37,240,734
MFS Blended Research Mid Cap Equity Fund	36,415,187	10,807,974	6,520,431	968,130	(8,154,497)	33,516,363
MFS Blended Research Small Cap Equity Fund	9,090,041	2,435,236	1,662,376	211,970	(1,821,381)	8,253,490
MFS Blended Research Value Equity Fund	22,021,029	3,698,840	5,398,730	922,124	(2,675,901)	18,567,362
MFS Commodity Strategy Fund	18,454,495	8,466,577	8,343,971	188,121	619,062	19,384,284
MFS Emerging Markets Equity Fund	3,623,677	1,301,862	545,747	(34,131)	(933,131)	3,412,530
MFS Global Real Estate Fund	18,328,906	2,344,232	4,114,530	596,610	(113,810)	17,041,408
MFS Growth Fund	21,854,383	4,665,629	6,080,321	1,572,484	(3,953,527)	18,058,648
MFS Inflation-Adjusted Bond Fund	9,153,654	1,994,057	1,939,495	11,734	(543,772)	8,676,178
MFS Institutional Money Market Portfolio	337,934	4,852,925	4,848,114	—	—	342,745
MFS International Growth Fund	12,684,547	2,892,523	1,802,295	68,864	(1,976,449)	11,867,190
MFS International Intrinsic Value Fund	12,654,555	3,498,593	2,085,660	94,413	(2,354,640)	11,807,261
MFS International New Discovery Fund	14,503,816	3,671,975	1,906,946	61,170	(2,784,044)	13,545,971
MFS Mid Cap Growth Fund	18,176,637	5,052,425	3,436,791	347,292	(3,680,248)	16,459,315
MFS Mid Cap Value Fund	18,339,521	3,001,839	3,794,539	461,037	(1,221,416)	16,786,442
MFS New Discovery Fund	4,545,695	2,271,609	643,954	27,987	(2,082,546)	4,118,791
MFS New Discovery Value Fund	4,571,262	943,546	941,144	145,251	(544,348)	4,174,567
MFS Research Fund	14,667,091	6,544,871	3,085,341	85,469	(1,590,125)	16,621,965
MFS Research International Fund	14,511,326	2,579,925	2,064,558	107,293	(1,641,828)	13,492,158
MFS Total Return Bond Fund	9,147,142	2,258,937	1,793,780	(30,171)	(1,001,327)	8,580,801
MFS Value Fund	22,029,238	2,188,412	5,330,963	813,062	(1,236,616)	18,463,133
	$365,145,035	$99,872,018	$83,315,173	$8,286,028	$(51,421,231)	$338,566,677

Notes to Financial Statements  - continued
	MFS Lifetime 2050 Fund - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$850,146	$1,683,387
MFS Blended Research Emerging Markets Equity Fund	84,491	46,506
MFS Blended Research Growth Equity Fund	1,085,465	1,845,515
MFS Blended Research International Equity Fund	1,944,821	728,948
MFS Blended Research Mid Cap Equity Fund	2,421,997	4,366,347
MFS Blended Research Small Cap Equity Fund	335,606	700,446
MFS Blended Research Value Equity Fund	830,248	1,450,939
MFS Commodity Strategy Fund	6,299,041	—
MFS Emerging Markets Equity Fund	76,391	—
MFS Global Real Estate Fund	298,776	95,976
MFS Growth Fund	—	542,357
MFS Inflation-Adjusted Bond Fund	506,087	—
MFS Institutional Money Market Portfolio	220	—
MFS International Growth Fund	244,416	570,443
MFS International Intrinsic Value Fund	147,640	755,673
MFS International New Discovery Fund	271,337	431,273
MFS Mid Cap Growth Fund	—	584,610
MFS Mid Cap Value Fund	384,983	639,616
MFS New Discovery Fund	319,510	398,533
MFS New Discovery Value Fund	177,344	216,604
MFS Research Fund	226,700	760,641
MFS Research International Fund	200,948	—
MFS Total Return Bond Fund	219,116	83,942
MFS Value Fund	337,080	363,691
	$17,262,363	$16,265,447

Notes to Financial Statements  - continued
	MFS Lifetime 2055 Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$8,031,381	$5,226,900	$1,751,319	$36,428	$(1,475,317)	$10,068,073
MFS Blended Research Emerging Markets Equity Fund	2,001,921	772,487	304,667	(5,677)	(413,056)	2,051,008
MFS Blended Research Growth Equity Fund	12,015,475	4,402,264	3,244,266	519,348	(2,756,061)	10,936,760
MFS Blended Research International Equity Fund	21,973,135	6,807,857	3,277,945	(13,323)	(3,098,710)	22,391,014
MFS Blended Research Mid Cap Equity Fund	20,060,582	7,498,566	3,142,766	227,259	(4,463,590)	20,180,051
MFS Blended Research Small Cap Equity Fund	5,015,933	1,708,114	785,917	13,758	(966,797)	4,985,091
MFS Blended Research Value Equity Fund	12,100,795	2,433,180	2,323,047	310,259	(1,359,066)	11,162,121
MFS Commodity Strategy Fund	10,237,051	5,013,690	3,923,254	52,184	445,290	11,824,961
MFS Emerging Markets Equity Fund	1,995,903	870,283	244,945	(13,725)	(557,028)	2,050,488
MFS Global Real Estate Fund	10,094,599	2,007,488	2,128,910	252,429	(18,858)	10,206,748
MFS Growth Fund	12,031,872	3,365,503	2,996,516	512,018	(1,981,717)	10,931,160
MFS Inflation-Adjusted Bond Fund	5,028,984	1,487,141	955,675	7,277	(327,704)	5,240,023
MFS Institutional Money Market Portfolio	201,255	3,019,437	2,986,274	—	—	234,418
MFS International Growth Fund	6,984,408	2,279,615	993,261	21,231	(1,158,014)	7,133,979
MFS International Intrinsic Value Fund	6,973,665	2,688,246	1,190,322	36,948	(1,388,888)	7,119,649
MFS International New Discovery Fund	7,983,446	2,957,754	1,156,087	20,397	(1,642,901)	8,162,609
MFS Mid Cap Growth Fund	10,022,486	3,772,591	1,866,121	132,530	(2,125,663)	9,935,823
MFS Mid Cap Value Fund	10,091,131	2,211,776	1,725,648	98,072	(558,396)	10,116,935
MFS New Discovery Fund	2,517,049	1,544,906	360,940	12,687	(1,225,230)	2,488,472
MFS New Discovery Value Fund	2,516,434	681,212	437,685	28,734	(268,757)	2,519,938
MFS Research Fund	8,062,100	4,505,282	1,613,324	45,783	(953,102)	10,046,739
MFS Research International Fund	7,984,921	2,221,129	1,153,430	23,910	(956,021)	8,120,509
MFS Total Return Bond Fund	5,022,655	1,714,940	948,167	(13,759)	(599,120)	5,176,549
MFS Value Fund	12,084,327	1,760,929	2,432,434	319,359	(605,278)	11,126,903
	$201,031,508	$70,951,290	$41,942,920	$2,624,127	$(28,453,984)	$204,210,021

Notes to Financial Statements  - continued
	MFS Lifetime 2055 Fund - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$491,394	$973,018
MFS Blended Research Emerging Markets Equity Fund	49,146	27,051
MFS Blended Research Growth Equity Fund	628,130	1,067,950
MFS Blended Research International Equity Fund	1,129,620	423,398
MFS Blended Research Mid Cap Equity Fund	1,408,504	2,539,238
MFS Blended Research Small Cap Equity Fund	195,774	408,601
MFS Blended Research Value Equity Fund	480,681	840,037
MFS Commodity Strategy Fund	3,726,326	—
MFS Emerging Markets Equity Fund	44,569	—
MFS Global Real Estate Fund	172,119	55,289
MFS Growth Fund	—	312,196
MFS Inflation-Adjusted Bond Fund	293,737	—
MFS Institutional Money Market Portfolio	159	—
MFS International Growth Fund	142,260	332,022
MFS International Intrinsic Value Fund	85,460	437,412
MFS International New Discovery Fund	157,955	251,059
MFS Mid Cap Growth Fund	—	339,725
MFS Mid Cap Value Fund	221,577	368,130
MFS New Discovery Fund	187,578	233,969
MFS New Discovery Value Fund	102,387	125,560
MFS Research Fund	131,301	440,549
MFS Research International Fund	116,842	—
MFS Total Return Bond Fund	126,368	48,647
MFS Value Fund	193,498	209,696
	$10,085,385	$9,433,547

Notes to Financial Statements  - continued
	MFS Lifetime 2060 Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$2,396,121	$2,611,757	$528,810	$2,954	$(557,681)	$3,924,341
MFS Blended Research Emerging Markets Equity Fund	597,580	488,006	129,569	(4,126)	(146,632)	805,259
MFS Blended Research Growth Equity Fund	3,589,899	2,313,384	694,721	58,031	(964,828)	4,301,765
MFS Blended Research International Equity Fund	6,575,704	4,520,805	1,176,025	(30,831)	(1,145,598)	8,744,055
MFS Blended Research Mid Cap Equity Fund	5,981,319	4,428,358	1,002,586	(29,401)	(1,537,584)	7,840,106
MFS Blended Research Small Cap Equity Fund	1,494,537	1,144,711	321,783	(14,045)	(346,432)	1,956,988
MFS Blended Research Value Equity Fund	3,607,069	1,906,367	790,010	(9,002)	(390,494)	4,323,930
MFS Commodity Strategy Fund	3,033,544	2,499,810	1,414,035	(136,493)	257,130	4,239,956
MFS Emerging Markets Equity Fund	597,102	533,023	117,278	(8,718)	(195,937)	808,192
MFS Global Real Estate Fund	3,000,739	1,583,925	680,804	15,737	9,816	3,929,413
MFS Growth Fund	3,589,678	2,056,027	687,576	63,610	(711,117)	4,310,622
MFS Inflation-Adjusted Bond Fund	1,502,428	1,029,603	368,972	(2,366)	(123,812)	2,036,881
MFS Institutional Money Market Portfolio	34,567	2,907,245	2,898,459	—	—	43,353
MFS International Growth Fund	2,090,153	1,505,637	369,533	(9,501)	(425,431)	2,791,325
MFS International Intrinsic Value Fund	2,089,537	1,574,616	359,855	(3,684)	(520,505)	2,780,109
MFS International New Discovery Fund	2,390,193	1,833,256	432,109	(7,407)	(602,684)	3,181,249
MFS Mid Cap Growth Fund	2,988,481	2,304,938	593,474	21,956	(811,289)	3,910,612
MFS Mid Cap Value Fund	3,003,275	1,728,864	610,272	(12,235)	(181,389)	3,928,243
MFS New Discovery Fund	747,433	837,107	158,466	(5,063)	(439,999)	981,012
MFS New Discovery Value Fund	748,973	501,347	171,264	(5,383)	(90,354)	983,319
MFS Research Fund	2,400,760	2,408,810	510,921	11,842	(387,332)	3,923,159
MFS Research International Fund	2,390,698	1,573,532	414,638	(5,057)	(370,114)	3,174,421
MFS Total Return Bond Fund	1,504,776	1,103,652	361,356	(7,808)	(223,703)	2,015,561
MFS Value Fund	3,607,674	1,640,161	784,329	11,499	(156,635)	4,318,370
	$59,962,240	$45,034,941	$15,576,845	$(105,491)	$(10,062,604)	$79,252,241

Notes to Financial Statements  - continued
	MFS Lifetime 2060 Fund - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$171,777	$340,137
MFS Blended Research Emerging Markets Equity Fund	17,229	9,484
MFS Blended Research Growth Equity Fund	219,246	372,763
MFS Blended Research International Equity Fund	395,991	148,423
MFS Blended Research Mid Cap Equity Fund	491,842	886,686
MFS Blended Research Small Cap Equity Fund	68,900	143,802
MFS Blended Research Value Equity Fund	168,243	294,021
MFS Commodity Strategy Fund	1,309,442	—
MFS Emerging Markets Equity Fund	15,669	—
MFS Global Real Estate Fund	60,299	19,370
MFS Growth Fund	—	106,523
MFS Inflation-Adjusted Bond Fund	101,977	—
MFS Institutional Money Market Portfolio	27	—
MFS International Growth Fund	49,869	116,389
MFS International Intrinsic Value Fund	29,938	153,235
MFS International New Discovery Fund	55,237	87,796
MFS Mid Cap Growth Fund	—	118,218
MFS Mid Cap Value Fund	77,415	128,619
MFS New Discovery Fund	66,139	82,497
MFS New Discovery Value Fund	35,487	43,952
MFS Research Fund	45,839	153,803
MFS Research International Fund	40,926	—
MFS Total Return Bond Fund	43,769	17,448
MFS Value Fund	66,430	73,449
	$3,531,691	$3,296,615

Notes to Financial Statements  - continued
	MFS Lifetime 2065 Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$—	$73,831	$1,811	$(207)	$(10,610)	$61,203
MFS Blended Research Emerging Markets Equity Fund	—	14,765	484	(52)	(1,983)	12,246
MFS Blended Research Growth Equity Fund	—	88,552	2,908	(446)	(17,883)	67,315
MFS Blended Research International Equity Fund	—	155,905	2,478	(259)	(18,485)	134,683
MFS Blended Research Mid Cap Equity Fund	—	149,682	2,088	(447)	(24,747)	122,400
MFS Blended Research Small Cap Equity Fund	—	36,849	493	(60)	(5,699)	30,597
MFS Blended Research Value Equity Fund	—	76,665	2,044	(236)	(7,059)	67,326
MFS Commodity Strategy Fund	—	72,363	12,109	(2,462)	4,325	62,117
MFS Emerging Markets Equity Fund	—	15,229	530	(68)	(2,384)	12,247
MFS Global Real Estate Fund	—	66,933	1,473	(23)	(4,233)	61,204
MFS Growth Fund	—	84,408	1,877	(148)	(15,064)	67,319
MFS Inflation-Adjusted Bond Fund	—	34,326	1,340	(61)	(2,307)	30,618
MFS Institutional Money Market Portfolio	—	160,358	160,073	—	—	285
MFS International Growth Fund	—	50,246	172	(23)	(7,196)	42,855
MFS International Intrinsic Value Fund	—	52,601	384	(32)	(9,332)	42,853
MFS International New Discovery Fund	—	59,257	14	(3)	(10,263)	48,977
MFS Mid Cap Growth Fund	—	77,512	880	(107)	(15,332)	61,193
MFS Mid Cap Value Fund	—	67,012	1,894	(24)	(3,891)	61,203
MFS New Discovery Fund	—	21,999	217	(101)	(6,383)	15,298
MFS New Discovery Value Fund	—	17,333	431	(16)	(1,585)	15,301
MFS Research Fund	—	71,107	952	(55)	(8,898)	61,202
MFS Research International Fund	—	56,646	185	(11)	(7,476)	48,974
MFS Total Return Bond Fund	—	35,427	1,262	(58)	(3,493)	30,614
MFS Value Fund	—	73,892	1,590	(32)	(4,947)	67,323
	$—	$1,612,898	$197,689	$(4,931)	$(184,925)	$1,225,353

Notes to Financial Statements  - continued
	MFS Lifetime 2065 Fund - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$2,106	$4,170
MFS Blended Research Emerging Markets Equity Fund	209	115
MFS Blended Research Growth Equity Fund	2,703	4,595
MFS Blended Research International Equity Fund	4,790	1,795
MFS Blended Research Mid Cap Equity Fund	5,930	10,690
MFS Blended Research Small Cap Equity Fund	813	1,697
MFS Blended Research Value Equity Fund	2,041	3,567
MFS Commodity Strategy Fund	15,281	—
MFS Emerging Markets Equity Fund	187	—
MFS Global Real Estate Fund	737	237
MFS Growth Fund	—	1,125
MFS Inflation-Adjusted Bond Fund	1,113	—
MFS Institutional Money Market Portfolio	—	—
MFS International Growth Fund	599	1,399
MFS International Intrinsic Value Fund	366	1,874
MFS International New Discovery Fund	665	1,057
MFS Mid Cap Growth Fund	—	1,425
MFS Mid Cap Value Fund	941	1,563
MFS New Discovery Fund	776	967
MFS New Discovery Value Fund	372	530
MFS Research Fund	558	1,874
MFS Research International Fund	493	—
MFS Total Return Bond Fund	419	213
MFS Value Fund	687	902
	$41,786	$39,795
(8)  LIBOR Transition
Certain of each fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by each fund and certain other contractual arrangements of each fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on each fund's performance. With respect to each fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by each fund and any other contractual arrangements of each fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the funds to account for those modified contracts as a continuation of the existing contracts. Management is still evaluating the impact to the funds of the June 30, 2023 planned discontinuation of the more commonly used U.S. dollar LIBOR settings.
(9)  Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of each fund’s assets and thus each fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the funds.
(10)  Subsequent Event
On June 10, 2022, the Board of Trustees of the MFS Lifetime 2020 Fund approved a proposed Plan of Reorganization, whereby MFS Lifetime 2020 Fund would be reorganized into MFS Lifetime Income Fund. A shareholder vote is not required to complete the transaction. The proposed Plan of Reorganization provides for the transfer of the assets of the MFS Lifetime 2020 Fund to the MFS Lifetime Income Fund and the assumption by the MFS Lifetime Income Fund of the liabilities of the MFS Lifetime 2020 Fund in

Notes to Financial Statements  - continued
exchange solely for shares of beneficial interest in the MFS Lifetime Income Fund. Immediately following the transfer, the MFS Lifetime Income Fund shares received by the MFS Lifetime 2020 Fund will be distributed to shareholders, pro rata, and the MFS Lifetime 2020 Fund will be liquidated and terminated. It is expected that the reorganization will occur on or around August 5, 2022.

Report of Independent Registered Public Accounting Firm
To the Shareholders of MFS Lifetime Income Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, MFS Lifetime 2055 Fund, MFS Lifetime 2060 Fund and MFS Lifetime 2065 Fund and the Board of Trustees of MFS Series Trust XII
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of MFS Lifetime Income Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, MFS Lifetime 2055 Fund, MFS Lifetime 2060 Fund and MFS Lifetime 2065 Fund (collectively referred to as the “Funds”) (eleven of the funds constituting MFS Series Trust XII (the “Trust”)), including the portfolios of investments, as of April 30, 2022, and the related statements of operations and changes in net assets and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (eleven of the funds constituting MFS Series Trust XII) at April 30, 2022, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Individual fund constituting the MFS Series Trust XII	Statement of operations	Statements of changes in net assets	Financial Highlights
MFS Lifetime Income Fund
MFS Lifetime 2020 Fund
MFS Lifetime 2025 Fund
MFS Lifetime 2030 Fund
MFS Lifetime 2035 Fund
MFS Lifetime 2040 Fund
MFS Lifetime 2045 Fund
MFS Lifetime 2050 Fund
MFS Lifetime 2055 Fund
MFS Lifetime 2060 Fund	For the year ended April 30, 2022	For each of the two years in the period ended April 30, 2022	For each of the five years in the period ended April 30, 2022
MFS Lifetime 2065 Fund	For the period from September 1, 2021 (commencement of operations) through April 30, 2022
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2022, by correspondence with the transfer agent. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more MFS investment companies since 1993.
Boston, Massachusetts
June 15, 2022

Trustees and Officers — Identification and Background
The Trustees and Officers of the Trust, as of June 1, 2022, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and Officer is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.
Name, Age	Position(s) Held with Fund	Trustee/Officer Since(h)	Number of MFS Funds overseen by the Trustee	Principal Occupations During the Past Five Years	Other Directorships During the Past Five Years (j)
INTERESTED TRUSTEES
Michael W. Roberge (k) (age 55)	Trustee	January 2021	136	Massachusetts Financial Services Company, Chairman (since January 2021); Chief Executive Officer (since January 2017); Director; Chairman of the Board (since January 2022); President (until December 2018); Chief Investment Officer (until December 2018)	N/A
INDEPENDENT TRUSTEES
John P. Kavanaugh (age 67)	Trustee and Chair of Trustees	January 2009	136	Private investor	N/A
Steven E. Buller (age 70)	Trustee	February 2014	136	Private investor	N/A
John A. Caroselli (age 67)	Trustee	March 2017	136	Private investor; JC Global Advisors, LLC (management consulting), President (since 2015)	N/A
Maureen R. Goldfarb (age 67)	Trustee	January 2009	136	Private investor	N/A
Peter D. Jones (age 66)	Trustee	January 2019	136	Private investor	N/A
James W. Kilman, Jr. (age 61)	Trustee	January 2019	136	Burford Capital Limited (finance and investment management), Senior Advisor (since May 3, 2021), Chief Financial Officer (2019 - May 2, 2021); KielStrand Capital LLC (family office), Chief Executive Officer (since 2016)	Alpha-En Corporation, Director (2016-2019)
Clarence Otis, Jr. (age 66)	Trustee	March 2017	136	Private investor	VF Corporation, Director; Verizon Communications, Inc., Director; The Travelers Companies, Director
Maryanne L. Roepke (age 66)	Trustee	May 2014	136	Private investor	N/A
Laurie J. Thomsen (age 64)	Trustee	March 2005	136	Private investor	The Travelers Companies, Director; Dycom Industries, Inc., Director
Name, Age	Position(s) Held with Fund	Trustee/Officer Since(h)	Number of MFS Funds for which the Person is an Officer	Principal Occupations During the Past Five Years
OFFICERS
Christopher R. Bohane (k) (age 48)	Assistant Secretary and Assistant Clerk	July 2005	136	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel

Trustees and Officers - continued
Name, Age	Position(s) Held with Fund	Trustee/Officer Since(h)	Number of MFS Funds for which the Person is an Officer	Principal Occupations During the Past Five Years
Kino Clark (k) (age 53)	Assistant Treasurer	January 2012	136	Massachusetts Financial Services Company, Vice President
John W. Clark, Jr. (k) (age 55)	Assistant Treasurer	April 2017	136	Massachusetts Financial Services Company, Vice President (since March 2017); Deutsche Bank (financial services), Department Head - Treasurer's Office (until February 2017)
David L. DiLorenzo (k) (age 53)	President	July 2005	136	Massachusetts Financial Services Company, Senior Vice President
Heidi W. Hardin (k) (age 54)	Secretary and Clerk	April 2017	136	Massachusetts Financial Services Company, Executive Vice President and General Counsel (since March 2017); Harris Associates (investment management), General Counsel (until January 2017)
Brian E. Langenfeld (k) (age 49)	Assistant Secretary and Assistant Clerk	June 2006	136	Massachusetts Financial Services Company, Vice President and Senior Counsel
Rosa E. Licea-Mailloux(k) (age 45)	Chief Compliance Officer	March 2022	136	Massachusetts Financial Services Company, Vice President (since 2018); Director of Corporate Compliance (2018-2021), Senior Director Compliance (2021-2022), Senior Managing Director of North American Compliance & Chief Compliance Officer (since March 2022); Natixis Investment Managers (investment management), Funds Chief Compliance Officer, Deputy General Counsel & Senior Vice President (until 2018)
Amanda S. Mooradian (k) (age 43)	Assistant Secretary and Assistant Clerk	September 2018	136	Massachusetts Financial Services Company, Assistant Vice President and Senior Counsel
Susan A. Pereira (k) (age 51)	Assistant Secretary and Assistant Clerk	July 2005	136	Massachusetts Financial Services Company, Vice President and Assistant General Counsel
Kasey L. Phillips (k) (age 51)	Assistant Treasurer	September 2012	136	Massachusetts Financial Services Company, Vice President
Matthew A. Stowe (k) (age 47)	Assistant Secretary and Assistant Clerk	October 2014	136	Massachusetts Financial Services Company, Vice President and Assistant General Counsel
James O. Yost (k) (age 61)	Treasurer	September 1990	136	Massachusetts Financial Services Company, Senior Vice President
(h)	Date first appointed to serve as Trustee/Officer of an MFS Fund. Each Trustee has served continuously since appointment unless indicated otherwise. From January 2012 through December 2016, Messrs. DiLorenzo and Yost served as Treasurer and Deputy Treasurer of the Funds, respectively.
(j)	Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., “public companies”).
(k)	“Interested person” of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of a position with MFS. The address of MFS is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.
Each Trustee (other than Messrs. Jones, Kilman and Roberge) has been elected by shareholders and each Trustee and Officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Mr. Roberge became a Trustee of the Funds on January 1, 2021 and Messrs. Jones and Kilman became Trustees of the Funds on January 1, 2019. The Trust does not hold annual meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. Under the terms of the Board's retirement policy, an Independent Trustee shall retire at the end of the calendar year in which he or she reaches the earlier of 75 years of age or 15 years of service on the Board (or, in the case of any Independent Trustee who joined the Board prior to 2015, 20 years of service on the Board).
Messrs. Buller, Kilman and Otis and Ms. Roepke are members of the Trust’s Audit Committee.

Trustees and Officers - continued
Each of the Interested Trustees and certain Officers hold comparable officer positions with certain affiliates of MFS.

Investment Adviser	Custodian
Massachusetts Financial Services Company 111 Huntington Avenue Boston, MA 02199-7618	State Street Bank and Trust Company 1 Lincoln Street Boston, MA 02111-2900
Distributor	Independent Registered Public Accounting Firm
MFS Fund Distributors, Inc. 111 Huntington Avenue Boston, MA 02199-7618	Ernst & Young LLP 200 Clarendon Street Boston, MA 02116
Portfolio Manager(s)
Joseph Flaherty Natalie Shapiro

Statement Regarding Liquidity Risk Management Program
Each fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. Each fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of each fund. Liquidity risk is the risk that each fund could not meet requests to redeem shares issued by each fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2022 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2021 (or in the case of the MFS Lifetime 2065 Fund, since the fund's inception on September 1, 2021) to December 31, 2021 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage each fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted each fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in each fund may be subject, can be found in each fund's prospectus.

Proxy Voting Policies and Information
MFS votes proxies on behalf of the funds pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how each fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Each fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of each fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about each fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing each fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
Each fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Federal Tax Information (unaudited)
The funds will notify shareholders of amounts for use in preparing 2022 income tax forms in January 2023. The following information is provided pursuant to provisions of the Internal Revenue Code.
The funds designate the maximum amount allowable as qualified dividend income eligible to be taxed at the same rate as long-term capital gain.
The funds below designated the following amounts as capital gain dividends paid during the fiscal year:
Capital Gains
MFS Lifetime Income Fund	$20,879,000
MFS Lifetime 2020 Fund	$17,335,000
MFS Lifetime 2025 Fund	$16,530,000
MFS Lifetime 2030 Fund	$38,652,000
MFS Lifetime 2035 Fund	$15,014,000
MFS Lifetime 2040 Fund	$24,671,000
MFS Lifetime 2045 Fund	$9,822,000
MFS Lifetime 2050 Fund	$11,495,000
MFS Lifetime 2055 Fund	$5,068,000
MFS Lifetime 2060 Fund	$985,000
MFS Lifetime 2065 Fund	$65

Federal Tax Information (unaudited) - continued
For corporate shareholders, the percentages of the ordinary income dividends paid during the fiscal year that qualify for the corporate dividends received deduction are as follows:
Dividends Received Deductions
MFS Lifetime Income Fund	11.32%
MFS Lifetime 2020 Fund	10.36%
MFS Lifetime 2025 Fund	12.52%
MFS Lifetime 2030 Fund	17.81%
MFS Lifetime 2035 Fund	18.41%
MFS Lifetime 2040 Fund	19.58%
MFS Lifetime 2045 Fund	18.67%
MFS Lifetime 2050 Fund	18.90%
MFS Lifetime 2055 Fund	19.04%
MFS Lifetime 2060 Fund	20.06%
MFS Lifetime 2065 Fund	21.30%
The funds intend to pass through the maximum amount allowable as Section 163(j) Interest Dividends as defined in Treasury Regulation §1.163(j)-1(b).

rev. 3/16
FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number and account balances
• Account transactions and transaction history
• Checking account information and wire transfer instructions
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MFS chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don't share
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes – information about your transactions and experiences	No	We don't share
For our affiliates' everyday business purposes – information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share
Questions?	Call 800-225-2606 or go to mfs.com.

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., and MFS Heritage Trust Company.
What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?	We collect your personal information, for example, when you
• open an account or provide account information
• direct us to buy securities or direct us to sell your securities
• make a wire transfer
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes – information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
• MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.
• MFS does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you.
• MFS doesn't jointly market.
Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

Save paper with eDelivery.
MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.
To sign up:
1. Go to mfs.com.
2. Log in via MFS® Access.
3. Select eDelivery.
If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.
CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Item 1(b):

Not applicable

ITEM 2.	CODE OF ETHICS.

The Registrant has adopted a Code of Ethics (the “Code”) pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant’s principal executive officer and principal financial and accounting officer. During the period covered by this report, the Registrant has not amended any provision in its Code that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

A copy of the Code is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. Steven E. Buller, James Kilman, and Clarence Otis, Jr. and Ms. Maryanne L. Roepke, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of “audit committee financial expert” as such term is defined in Form N-CSR. In addition, Messrs. Buller, Kilman, and Otis and Ms. Roepke are “independent” members of the Audit Committee (as such term has been defined by the Securities and Exchange Commission in regulations implementing Section 407 of the Sarbanes-Oxley Act of 2002). The Securities and Exchange Commission has stated that the designation of a person as an audit committee financial expert pursuant to this Item 3 on the Form N-CSR does not impose on such a person any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The Board of Trustees has appointed Ernst & Young LLP (“E&Y”) to serve as independent accountant to a series of the Registrant (each a “Fund” and collectively the “Funds”). The tables below set forth the audit fees billed to each Fund as well as fees for non-audit services provided to each Fund and/or to the Fund’s investment adviser, Massachusetts Financial Services Company (“MFS”) and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Fund (“MFS Related Entities”).

For the fiscal years ended April 30, 2022 and 2021, audit fees billed to each Fund by E&Y were as follows:

	Audit Fees
	2022	2021
Fees billed by E&Y:
MFS Lifetime Income Fund	34,743	33,004
MFS Lifetime 2020 Fund	32,987	31,338
MFS Lifetime 2025 Fund	32,253	30,642
MFS Lifetime 2030 Fund	32,987	31,338
MFS Lifetime 2035 Fund	32,253	30,642
MFS Lifetime 2040 Fund	32,987	31,338
MFS Lifetime 2045 Fund	32,253	30,642
MFS Lifetime 2050 Fund	32,370	30,753
MFS Lifetime 2055 Fund	32,253	30,642
MFS Lifetime 2060 Fund	31,547	29,972
MFS Lifetime 2065 Fund**	15,300	N/A	**

Total	341,933	310,311

For the fiscal years ended April 30, 2022 and 2021, fees billed by E&Y for audit-related, tax and other services provided to each Fund and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

	Audit-Related Fees[1]			Tax Fees[2]			All Other Fees[3]
	2022	2021		2022	2021		2022	2021
Fees billed by E&Y:
To MFS Lifetime Income Fund	0	0		5,877	5,575		1,132	1,152
To MFS Lifetime 2020 Fund	0	0		5,877	5,575		1,069	1,085
To MFS Lifetime 2025 Fund	0	0		5,758	5,463		1,090	1,090
To MFS Lifetime 2030 Fund	0	0		5,877	5,575		1,148	1,157
To MFS Lifetime 2035 Fund	0	0		5,758	5,463		1,091	1,087
To MFS Lifetime 2040 Fund	0	0		5,877	5,575		1,113	1,113
To MFS Lifetime 2045 Fund	0	0		5,758	5,463		1,065	1,061
To MFS Lifetime 2050 Fund	0	0		5,850	5,550		1,066	1,063
To MFS Lifetime 2055 Fund	0	0		5,758	5,463		1,037	1,033
To MFS Lifetime 2060 Fund	0	0		5,796	5,499		1,011	1,007
To MFS Lifetime 2065 Fund**	0	N/A	**	5,500	N/A	**	0	N/A	**
Total fees billed by E&Y To above Funds:	0	0		63,686	55,201		10,767	10,848

	Audit-Related Fees[1]			Tax Fees[2]			All Other Fees[3]
	2022	2021		2022	2021		2022	2021[4]
Fees billed by E&Y:
To MFS and MFS Related Entities of MFS Lifetime Income Fund*	1,795,090	1,783,260		0	0		109,720	109,150
To MFS and MFS Related Entities of MFS Lifetime 2020 Fund*	1,795,090	1,783,260		0	0		109,720	109,150
To MFS and MFS Related Entities of MFS Lifetime 2025 Fund*	1,795,090	1,783,260		0	0		109,720	109,150
To MFS and MFS Related Entities of MFS Lifetime 2030 Fund*	1,795,090	1,783,260		0	0		109,720	109,150
To MFS and MFS Related Entities of MFS Lifetime 2035 Fund*	1,795,090	1,783,260		0	0		109,720	109,150
To MFS and MFS Related Entities of MFS Lifetime 2040 Fund*	1,795,090	1,783,260		0	0		109,720	109,150
To MFS and MFS Related Entities of MFS Lifetime 2045 Fund*	1,795,090	1,783,260		0	0		109,720	109,150
To MFS and MFS Related Entities of MFS Lifetime 2050 Fund*	1,795,090	1,783,260		0	0		109,720	109,150
To MFS and MFS Related Entities of MFS Lifetime 2055 Fund*	1,795,090	1,783,260		0	0		109,720	109,150
To MFS and MFS Related Entities of MFS Lifetime 2060 Fund*	1,795,090	1,783,260		0	0		109,720	109,150
To MFS and MFS Related Entities of MFS Lifetime 2065 Fund***	1,795,090	N/A	**	0	N/A	**	109,720	109,150

	Aggregate Fees for Non-audit Services
	2022	2021[4]
Fees billed by E&Y:
To MFS Lifetime Income Fund, MFS and MFS Related Entities#	2,166,449	2,141,367
To MFS Lifetime 2020 Fund, MFS and MFS Related Entities#	2,166,386	2,141,300
To MFS Lifetime 2025 Fund, MFS and MFS Related Entities#	2,166,288	2,141,193
To MFS Lifetime 2030 Fund, MFS and MFS Related Entities#	2,166,465	2,141,372
To MFS Lifetime 2035 Fund, MFS and MFS Related Entities#	2,166,289	2,141,190
To MFS Lifetime 2040 Fund, MFS and MFS Related Entities#	2,166,430	2,141,328
To MFS Lifetime 2045 Fund, MFS and MFS Related Entities#	2,166,263	2,141,164
To MFS Lifetime 2050 Fund, MFS and MFS Related Entities#	2,166,356	2,141,253
To MFS Lifetime 2055 Fund, MFS and MFS Related Entities#	2,166,235	2,141,136
To MFS Lifetime 2060 Fund, MFS and MFS Related Entities#	2,166,247	2,141,146
To MFS Lifetime 2065 Fund, MFS and MFS Related Entities#**	2,164,940	N/A	**

**	MFS Lifetime 2065 Fund commenced investment operations on September 1, 2021.
*

This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Funds (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).

#	This amount reflects the aggregate fees billed by E&Y for non-audit services rendered to the Funds and for non-audit services rendered to MFS and the MFS Related Entities.
[1]

The fees included under “Audit-Related Fees” are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under ‘‘Audit Fees,’’ including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.

[2]

The fees included under “Tax Fees” are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.

[3]

The fees under “All Other Fees” are fees for products and services provided by E&Y other than those reported under “Audit Fees,” “Audit-Related Fees” and “Tax Fees,” including fees for services related to review of internal controls and review of Rule 38a-1 compliance program.

[4]	Certain fees reported in 2021 have been restated in this filing from those reported in the Registrant’s filing for the reporting period ended April 30, 2021.

Item 4(e)(1):

Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services:

To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Fund and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre-approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 in each period between regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

Item 4(e)(2):

None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

Item 4(f):

Not applicable.

Item 4(h):

The Registrant’s Audit Committee has considered whether the provision by a Registrant’s independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant’s principal auditors.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments of each series of the Registrant is included as part of the report to shareholders of such series under Item 1(a) of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto as EX-99.COE.

(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto as EX-99.906CERT.

Notice

A copy of the Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST XII

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President

Date: June 15, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: June 15, 2022

By (Signature and Title)*	/S/ JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 15, 2022

*	Print name and title of each signing officer under his or her signature.